       As filed with the Securities and Exchange Commission on May 1, 2001

                   Registration Nos. 33- 56654 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No. __                                         |_|
      Post-Effective Amendment No. 13                                        |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
           Amendment No. 25                                                  |X|

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

      |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

      |x|   on (May 1, 2001) pursuant to paragraph (b) of Rule 485

      |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

      |_|   on (date) pursuant to paragraph (a)(1) of Rule 485

      |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485

      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                 GrandMaster III
                        Flexible Premium Variable Annuity
                   issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (the Code). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options and Fixed Accounts. Together, the Variable Account Options and Fixed Account Options are referred to as Investment Options.


Your contributions to the Variable Account Options are invested in shares of the portfolios of the following mutual funds:

      Fidelity VIP Funds                            Janus Aspen Series
      ------------------                            ------------------
      Fidelity VIP Equity-Income Portfolio          Janus Aspen Aggressive Growth Portfolio
      Fidelity VIP Contrafund(R)Portfolio           Janus Aspen Growth Portfolio
      Fidelity VIP Growth & Income Portfolio        Janus Aspen Capital Appreciation Portfolio
      Fidelity VIP Growth Opportunities Portfolio   Janus Aspen Balanced Portfolio
      Fidelity VIP Growth Portfolio                 Janus Aspen Strategic Value Portfolio
      Fidelity VIP Mid Cap Portfolio                Janus Aspen Worldwide Growth Portfolio
      Fidelity VIP Overseas Portfolio               Janus Aspen International Growth Portfolio
      Fidelity VIP Balanced Portfolio               Janus Aspen Equity Income Portfolio
      Fidelity VIP Index 500 Portfolio
      Fidelity VIP Asset Manager: Growth Portfolio  MFS Funds
      Fidelity VIP Asset Manager Portfolio          ----------
      Fidelity VIP High Income Portfolio            MFS Capital Opportunities Portfolio
      Fidelity VIP Investment Grade Bond Portfolio  MFS Mid Cap Growth Portfolio
      Fidelity VIP Money Market Portfolio           MFS New Discovery Portfolio
                                                    MFS Investors Trust Portfolio
      Putnam Funds                                  MFS Emerging Growth Portfolio
      ------------                                  MFS Investors Growth Stock Portfolio
      Putnam VT Voyager Fund II                     MFS Total Return Portfolio
      Putnam VT International Growth                MFS Research Portfolio
      Putnam VT Growth and Income Fund
      Putnam VT Technology Fund
      Putnam VT Small Cap Value Fund


We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The money you contribute to a GRO grows at a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution, less prior withdrawals, plus interest compounded at an annual effective rate of 3% (Minimum Value). Withdrawal charges and an annual administrative charge may apply, which may invade principal. The money you contribute to the STO grows at a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. You must transfer all contributions you make to the STO into other Investment Options within one year of contribution on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current prospectus for the Portfolios, which you should also read.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740074, Louisville, Kentucky 40201-0074. The express mail address is Integrity Life Insurance Company, 515 West Market Street, Louisville, Kentucky 40202. You may also us at 1-800-325-8583.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2001, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix C.


These securities haven't been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about GrandMaster III at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about GrandMaster III on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of or guaranteed by any bank, nor is it insured by the FDIC; it is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

* Note: A contract issued in Oregon will be a single premium variable annuity rather than a flexible premium variable annuity. All references to flexible contributions are single contributions for any contract issued in Oregon.


The date of this Prospectus is May 1, 2001.

TABLE OF CONTENTS

                                                                            Page

Glossary

Part 1 - Summary


Your Variable Annuity Contract.................................................6
Your Benefits..................................................................6
How Your Contract is Taxed.....................................................6
Your Contributions.............................................................6
Your Investment Options........................................................6
Account Value, Adjusted Account Value and Cash Value ..........................7
Transfers......................................................................7
Charges and Fees...............................................................7
Withdrawals....................................................................7
Your Initial Right to Revoke...................................................7
Risk/Return Summary: Investments and Risks.....................................7
Table of Annual Fees and Expenses..............................................8
Examples......................................................................11


Part 2 - Integrity And The Separate Account


Integrity Life Insurance Company..............................................13
The Separate Account and the Variable Account Options.........................13
Assets of Our Separate Account................................................13
Changes In How We Operate.....................................................13


Part 3 - Your Investment Options


The Portfolios ...............................................................14
       Fidelity VIP Funds.....................................................14
       Janus Aspen Series.....................................................16
       MFS Funds..............................................................17
       Putnam Funds...........................................................19
Fixed Accounts................................................................19
       Guaranteed Rate Options................................................20
          Renewals of GRO Accounts............................................20
          Market Value Adjustments............................................20
       Systematic Transfer Option.............................................21


Part 4 - Deductions and Charges


Separate Account Charges......................................................21
Annual Administrative Charge..................................................22
Reduction or Elimination of Separate Account or Administrative Charges........22
Portfolio Charges.............................................................22
State Premium Tax Deduction...................................................22
Contingent Withdrawal Charge..................................................22
Reduction or Elimination of the Contingent Withdrawal Charge..................23
Transfer Charge...............................................................23
Hardship Waiver...............................................................23
Tax Reserve...................................................................23

Part 5 - Terms of Your Variable Annuity


Contributions Under Your Contract.............................................23
Your Account Value............................................................24
Units in Our Separate Account.................................................24
How We Determine Unit Value...................................................24
Transfers.....................................................................25
Excessive Trading.............................................................25
Withdrawals...................................................................26
Assignments...................................................................26
Death Benefits and Similar Benefit Distributions..............................26
Annuity Benefits..............................................................27
Annuities.....................................................................27
Annuity Payments..............................................................28
Timing of Payment.............................................................28
How You Make Requests and Give Instructions...................................28


Part 6 - Voting Rights


Voting Rights.................................................................28
How We Determine Your Voting Shares...........................................29
How Portfolio Shares Are Voted................................................29
Separate Account Voting Rights................................................29


Part 7 - Tax Aspects of the Contract


Introduction..................................................................29
Your Contract is an Annuity...................................................29
Taxation of Annuities Generally...............................................30
Distribution-at-Death Rules...................................................31
Diversification Standards.....................................................31
Tax-Favored Retirement Programs...............................................31
Federal and State Income Tax Withholding......................................31
Impact of Taxes to Integrity..................................................31
Transfers Among Investment Options............................................31


Part 8 - Additional Information


Systematic Withdrawals........................................................32
Income Plus Withdrawal Program................................................32
Dollar Cost Averaging.........................................................33
Systematic Transfer Program...................................................33
Customized Asset Rebalancing..................................................33
Systematic Contributions......................................................33
Legal Proceedings Information.................................................34


Part 9 - Prior Contracts


Prior Contracts...............................................................34

Appendix A  - Financial Information...........................................39
Appendix B  - Illustration of a Market Value Adjustment.......................41
Appendix C  - SAI Table of Contents...........................................44

Glossary

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Annuitant - the person upon whose life an annuity benefit and death benefit are based.

Business Day - any day that the New York Stock Exchange is open.

Cash Value - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges that may apply.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Options, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO Value - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

Guarantee Period - the duration of your GRO Account.

Guaranteed Interest Rate - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment ("MVA")- an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Value - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative charges.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date - All annuity benefits under your contract are calculated as of your Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your most recent STO contribution.

Unit - a measure of your ownership interest in a variable account option.

Unit Value - the value of each Unit calculated on any Business Day.

Variable Account Options - the various investment options available to you under the contract, other than the GROs and STO. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, "we," "our" and "us" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distribution.

You can invest for retirement by buying a GrandMaster III if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

Your Benefits

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

Your Contributions

The minimum initial contribution is $1,000 ($3,000 in Pennsylvania and South Carolina). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

Your Investment Options

You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the Investment Options. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a Portfolio. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

Your Account Value consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Account Value in the GROs can never be decreased below the Minimum Value. Your Cash Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro-rata portion of the annual administrative charge, if it applies. See "Charges and Fees" below.

Transfers


You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first twelve.


Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account.

A daily charge at an effective annual rate of 1.35% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charge will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Fidelity Management and Research Company receives investment management fees from the Portfolios based on the average net assets of each Portfolio. Advisory fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "The Portfolios' Investment Adviser" in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. You may withdraw up to 10% of your Account Value each contract year without paying withdrawal charges. After the first 10%, there may be a charge for withdrawals you make, based upon the length of time your money has been in your account. See "Contingent Withdrawal Charge" in Part 4.

Your Initial Right to Revoke

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, we'll return all of your contributions without any adjustment. We'll return the amount of any contribution to the Guaranteed Rate Options upon cancellation.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the GrandMaster III Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.




Table of Annual Fees and Expenses

Owner Transaction Expenses


       Sales Load on Purchases..............................................  $0
       Deferred Sales Load (as a percentage of contributions)(1)......8% Maximum
       Exchange Fee(2)......................................................  $0


Annual Administrative Charge

       Annual Administrative Charge* ....................................... $30
            * This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Annual
                  Administrative Charge" in Part 4.


Separate Account Annual Expenses
(as a percentage of separate account value)(3)
 --------------------------------------------


       Mortality and Expense Risk Fees...................................  1.20%
       Administrative Expenses...........................................   .15%
                                                                           -----
       Total Separate Account Annual Expenses............................  1.35%
                                                                           =====

----------

1. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You have a free withdrawal of up to 10% of the Account Value in any contract year.

2. After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

3.    See "Deductions and Charges - Separate Account Charges" in Part 4.

Portfolio Annual Expenses After Reimbursement
(as a percentage of average net assets)


                                                          Management     Other    12b-1     Total Annual
Portfolio                                                    Fees      Expenses    Fee        Expenses
---------                                                    ----      --------    ---        --------
Fidelity VIP Money Market: Initial Class                     .27%        .08%     .00%          .35%(1)
Fidelity VIP High Income: Initial Class                      .58%        .10%     .00%          .68%
Fidelity VIP Equity-Income: Initial Class                    .48%        .08%     .00%          .56%(2)
Fidelity VIP Growth: Initial Class                           .57%        .08%     .00%          .65%(2)
Fidelity VIP Overseas: Initial Class                         .72%        .17%     .00%          .89%(2)
Fidelity VIP Investment Grade Bond: Initial Class            .43%        .11%     .00%          .54%
Fidelity VIP Asset Manager: Initial Class                    .53%        .08%     .00%          .61%
Fidelity VIP Index 500: Initial Class                        .24%        .04%     .00%          .28%(3)
Fidelity VIP Contrafund(R): Initial Class                    .57%        .09%     .00%          .66%(2)
Fidelity VIP Asset Manager: Growth: Initial Class            .58%        .11%     .00%          .69%(2)
Fidelity VIP Balanced: Initial Class                         .43%        .15%     .00%          .58%(2)
Fidelity VIP Growth Opportunities: Initial Class             .58%        .10%     .00%          .68%(2)
Fidelity VIP Growth & Income: Initial Class                  .48%        .10%     .00%          .58%(2)
Fidelity VIP Mid Cap Portfolio: Service Class                .57%        .17%     .10%          .84%(2)
Janus Aspen Series Aggressive Growth, Service Shares         .65%        .02%     .25%          .92%(4)
Janus Aspen Series Growth, Service Shares                    .65%        .02%     .25%          .92%(4)
Janus Aspen Series Capital Appreciation, Service Shares      .65%        .02%     .25%          .92%(4)
Janus Aspen Series Balanced, Service Shares                  .65%        .02%     .25%          .92%(4)
Janus Aspen Series Worldwide Growth, Service Shares          .65%        .05%     .25%          .95%(4)
Janus Aspen Series International Growth, Service Shares      .65%        .06%     .25%          .96%(4)
Janus Aspen Series Strategic Value, Service Shares           .00%        1.25%    .25%         1.50%(4,5)
Janus Aspen Series Equity Income, Service Shares             .26%        .99%     .25%         1.50%(4,5)
MFS Capital Opportunities, Service Class                     .75%        .16%     .20%         1.11%(6)
MFS Emerging Growth, Service Class                           .75%        .10%     .20%         1.05%(6)
MFS Investors Trust, Service Class                           .75%        .12%     .20%         1.07%(6)
MFS Mid Cap Growth, Service Class                            .75%        .16%     .20%         1.11%(6)
MFS New Discovery, Service Class                             .90%        .16%     .20%         1.26%(6)
MFS Investors Growth Stock, Service Class                    .75%        .16%     .20%         1.11%(6)
MFS Total Return, Service Class                              .75%        .15%     .20%         1.10%(6)
MFS Research, Service Class                                  .75%        .10%     .20%         1.05%(6)
Putnam VT Voyager Fund II-Class IB                           .70%        .30%     .25%(7)      1.25%(8)
Putnam VT International Growth Fund-Class IB                 .76%        .18%     .25%(7)      1.19%(8)
Putnam VT Technology Fund-Class IB                          1.00%        .78%     .25%(7)      2.03%(8)
Putnam VT Growth and Income Fund-Class IB                    .46%        .04%     .25%(7)       .75%(8)
Putnam VT Small Cap Value Fund-Class IB                      .80%        .30%     .25%(7)      1.35%(8)

----------

1) The annual operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

2) Actual annual operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce its expenses, and/or because through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses.

3) The Portfolio's manager has voluntarily agreed to reimburse the Portfolio's expenses if they exceed a certain level. Without this reimbursement, the Total Annual Expenses would have been .33%. This arrangement may be discontinued by the Portfolio's manager at any time.

4)    Reflects actual annual expenses as of December 31, 2000.

5) Without waivers and reductions by Janus Capital, the Management Fee, Other Expenses, 12b-1 Fee and Total Annual Expenses would have been .65%, 2.82%, .25%, and 3.72%, respectively, for the Janus Aspen Strategic Value Portfolio, and would have been .65%, 1.13%, .25%, and 2.03%, respectively, for the Janus Aspen Equity Income Portfolio.

6) MFS has contractually agreed, subject to reimbursement, to bear the Portfolios' expenses so that the Other Expenses presented in the table do not exceed 0.15% annually (after taking into account the expense offset arrangement described below). These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees that oversees the Portfolios. Without these contractual fee arrangements, the Total Annual Expenses for the fiscal year ended December 31, 2000 for the Mid Cap Growth Portfolio would have been 2.41%, for the New Discovery Portfolio would have been 1.29%, and for the Investors Growth Stock Portfolio would have been 1.12%. In addition, each Portfolio has an expense offset arrangement that reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent. The Portfolios may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing their expenses. The Other Expenses presented in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account the Total Annual Expenses presented in the table would be lower, and are estimated to be 1.10% for the Capital Opportunities Portfolio, 1.04% for the Emerging Growth Portfolio, 1.06% for the Investors Trust Portfolio, 1.10% for the Mid Cap Growth Portfolio, 1.25% for the New Discovery Portfolio, 1.10% for the Investors Growth Stock Portfolio, 1.09% for the Total Return Portfolio, and 1.04% for the Research Portfolio.

7) The fund's fees have been restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC. The trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

8) Expenses are based on estimated amounts for the fund's current fiscal year.

Examples

The examples below show the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment if you surrender your contract at the end of the period shown:


Portfolio                                            1 year   3 years   5 years   10 years
---------                                            ------   -------   -------   --------
Fidelity VIP Money Market: Initial Class            $ 98.17   $116.17   $136.49    $208.53
Fidelity VIP High Income: Initial Class             $101.55   $126.41   $153.73    $243.75
Fidelity VIP Equity-Income: Initial Class           $100.32   $122.70   $147.49    $231.08
Fidelity VIP Growth: Initial Class                  $101.24   $125.48   $152.18    $240.59
Fidelity VIP Overseas: Initial Class                $103.70   $132.90   $164.58    $165.55
Fidelity VIP Investment Grade Bond: Initial Class   $100.12   $122.07   $146.45    $228.95
Fidelity VIP Asset Manager: Initial Class           $100.83   $124.25   $150.10    $236.37
Fidelity VIP Index 500: Initial Class               $ 97.45   $113.98   $132.81    $200.91
Fidelity VIP Contrafund(R): Initial Class           $101.35   $125.79   $152.69    $241.65
Fidelity VIP Asset Manger: Growth: Initial Class    $101.65   $126.72   $154.25    $244.80
Fidelity VIP Balanced: Initial Class                $100.53   $123.32   $148.53    $233.20
Fidelity VIP Growth Opportunities: Initial Class    $101.55   $126.41   $153.73    $243.75
Fidelity VIP Growth & Income: Initial Class         $100.53   $123.32   $148.53    $233.20
Fidelity VIP Mid Cap: Service Class                 $103.19   $131.35   $162.00    $260.40
Janus Aspen Aggressive Growth: Service Shares       $104.01   $133.82   $166.12    $266.83
Janus Aspen Growth: Service Shares                  $104.01   $133.82   $166.12    $268.63
Janus Aspen Capital Appreciation: Service Shares    $104.01   $133.82   $166.12    $268.63
Janus Aspen Balanced: Service Shares                $104.01   $133.82   $166.12    $268.63
Janus Aspen Worldwide Growth: Service Shares        $104.32   $134.74   $167.66    $271.70
Janus Aspen International Growth: Service Shares    $104.42   $135.05   $168.17    $272.72
Janus Aspen Strategic Value: Service Shares         $109.95   $151.56   $195.52    $326.32
Janus Aspen Equity Income: Service Shares           $109.95   $151.56   $195.52    $326.32
MFS Capital Opportunities: Service Class            $105.96   $139.66   $175.83    $287.91
MFS Emerging Growth: Service Class                  $105.34   $137.82   $172.77    $281.86
MFS Investor Trust: Service Class                   $105.55   $138.43   $173.79    $283.88
MFS Mid Cap Growth: Service Class                   $105.96   $139.66   $175.83    $287.91
MFS New Discovery: Service Class                    $107.49   $144.25   $183.44    $302.86
MFS Investor Growth Stock: Service Class            $105.96   $139.66   $175.83    $287.91
MFS Total Return: Service Class                     $105.86   $139.35   $175.32    $286.90
MFS Research: Service Class                         $105.34   $137.82   $172.77    $281.86
Putnam VT Voyager Fund II-Class IB                  $107.39   $143.94   $182.94    $301.87
Putnam VT International Growth Fund-Class IB        $106.78   $142.11   $179.90    $295.91
Putnam VT Technology Fund-Class IB                  $115.38   $167.59   $221.75    $376.11
Putnam VT Growth and Income Fund-Class IB           $102.27   $128.58   $157.36    $251.07
Putnam VT Small Cap Value Fund-Class IB             $108.42   $147.00   $187.99    $311.72

Expenses per $1,000 investment if you elect to annuitize or don't surrender your contract at the end of the period shown:


Portfolio                                           1 year   3 years   5 years   10 years
---------                                           ------   -------   -------   --------
Fidelity VIP Money Market: Initial Class            $18.17   $56.17    $ 96.49    $208.53
Fidelity VIP High Income: Initial Class             $21.55   $66.41    $113.73    $243.75
Fidelity VIP Equity-Income: Initial Class           $20.32   $62.70    $107.49    $231.08
Fidelity VIP Growth: Initial Class                  $21.24   $65.48    $112.18    $240.59
Fidelity VIP Overseas: Initial Class                $23.70   $72.90    $124.58    $265.55
Fidelity VIP Investment Grade Bond: Initial Class   $20.12   $62.07    $106.45    $228.95
Fidelity VIP Asset Manager: Initial Class           $20.83   $64.25    $110.10    $236.37
Fidelity VIP Index 500: Initial Class               $17.45   $53.98    $ 92.81    $200.91
Fidelity VIP Contrafund(R): Initial Class           $21.35   $65.79    $112.69    $241.65
Fidelity VIP Asset Manager: Growth: Initial Class   $21.65   $66.72    $114.25    $244.80
Fidelity VIP Balanced: Initial Class                $20.53   $63.32    $108.53    $233.20
Fidelity VIP Growth Opportunities: Initial Class    $21.55   $66.41    $113.73    $243.75
Fidelity VIP Growth & Income: Initial Class         $20.53   $63.32    $108.53    $233.20
Fidelity VIP Mid Cap: Service Class                 $23.19   $71.35    $122.00    $260.40
Janus Aspen Aggressive Growth: Service Shares       $24.01   $73.82    $126.12    $268.63
Janus Aspen Growth: Service Shares                  $24.01   $73.82    $126.12    $268.63
Janus Aspen Capital Appreciation: Service Shares    $24.01   $73.82    $126.12    $268.63
Janus Aspen Balanced: Service Shares                $24.01   $73.82    $126.12    $268.63
Janus Aspen Worldwide Growth: Service Shares        $24.32   $74.74    $127.66    $271.70
Janus Aspen International Growth: Service Shares    $24.42   $75.05    $128.17    $272.72
Janus Aspen Strategic Value: Service Shares         $29.95   $91.56    $155.52    $326.32
Janus Aspen Equity Income: Service Shares           $29.95   $91.56    $155.52    $326.32
MFS Capital Opportunities: Service Class            $25.96   $79.66    $135.83    $287.91
MFS Emerging Growth: Service Class                  $25.34   $77.82    $132.77    $281.86
MFS Investor Trust: Service Class                   $25.55   $78.43    $133.79    $283.88
MFS Mid Cap Growth: Service Class                   $25.96   $79.66    $135.83    $287.91
MFS New Discovery: Service Class                    $27.49   $84.25    $143.44    $302.86
MFS Investor Growth Stock: Service Class            $25.96   $79.66    $135.83    $287.91
MFS Total Return: Service Class                     $25.86   $79.35    $135.32    $286.90
MFS Research: Service Class                         $25.34   $77.82    $132.77    $281.86
Putnam VT Voyager Fund II-Class IB                  $27.39   $83.94    $142.94    $301.87
Putnam VT International Growth Fund-Class IB        $26.78   $82.11    $139.90    $295.91
Putnam VT Technology Fund-Class IB                  $35.38   $107.59   $181.75    $376.11
Putnam VT Growth and Income Fund-Class IB           $22.27   $68.58    $117.36    $251.07
Putnam VT Small Cap Value Fund-Class IB             $28.48   $87.00    $147.99    $311.72


These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. Actual Portfolio expenses may be more or less. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

Condensed financial information for the Separate Account is provided in Appendix A.

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options other than the Portfolios, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options." Prior to September 3, 1991, the Portfolios invested in shares of corresponding portfolios of Prism Investment Trust.

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

Changes In How We Operate

We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 ("1940 Act") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of the Separate Account under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Portfolios


Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

Fidelity VIP Funds

Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the Fidelity VIP Index 500 Portfolio's sub-adviser.


Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity's VIP Funds' prospectus carefully before investing.


Fidelity VIP Money Market Portfolio

Fidelity VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.

Fidelity VIP High Income Portfolio

Fidelity VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Fidelity VIP Overseas Portfolio

Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

Fidelity VIP Index 500 Portfolio

Fidelity VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

Fidelity VIP Contrafund(R) Portfolio

Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Fidelity VIP Asset Manager: Growth Portfolio

Fidelity VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The fund has a neutral mix, which represents the way the fund's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:


                                    Range        Neutral Mix
                                    -----        -----------

            Stock Class             50-100%         70%
            Bond Class                0-50%         25%
            Short-Term/
            Money Market Class        0-50%          5%


Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

Fidelity VIP Balanced Portfolio

Fidelity VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP Mid Cap Portfolio

FMR normally invests the Fidelity VIP Mid Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

Janus Aspen Series

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. You should read the Janus Aspen Series prospectuses carefully before investing.

Janus Aspen Aggressive Growth Portfolio

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

Janus Aspen Growth Portfolio

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Capital Appreciation Portfolio

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Balanced Portfolio

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities.

Janus Aspen Worldwide Growth Portfolio

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Janus Aspen Equity Income Portfolio

Janus Aspen Equity Income Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

Janus Aspen International Growth Portfolio

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

Janus Aspen Strategic Value Portfolio

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

MFS Funds

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the prospectus for MFS Variable Insurance Trust carefully before investing.

MFS Capital Opportunities Portfolio

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Emerging Growth Portfolio

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Investors Trust Portfolio

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its total assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS Mid Cap Growth Portfolio

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS New Discovery Portfolio

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Investors Growth Stock Portfolio

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS Total Return Portfolio

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

MFS Research Portfolio

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

Putnam Funds

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. You should read Putnam's VT Funds' prospectus carefully before investing.

Putnam VT Voyager Fund II

The fund seeks long-term growth of capital. The fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.

Putnam VT International Growth Fund

The fund seeks capital appreciation. The fund normally invests mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

Putnam VT Technology Fund

The fund seeks capital appreciation and invests mainly in common stocks of U.S. companies in the technology industries that Putnam Management believes offer the opportunity for gain. These types of stocks are typically considered growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. The fund invests in companies of all sizes.

Putnam VT Growth and Income Fund

The fund seeks capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

Putnam VT Small Cap Value Fund

The fund seeks capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. The fund invests mainly in small companies. These are companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies.


Fixed Accounts

For various legal reasons, interests in contracts attributable to Fixed Accounts haven't been registered under the Securities Act of 1933 ("1933 Act"), or the Investment Company Act of 1940 ("1940 Act"). Thus, neither these contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn't reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (Guaranteed Interest Rate) for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

The ten-year GRO isn't available in Oregon.

Allocations to GROs can't be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus 3% interest compounded annually. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)^N/12 / (1 + B + .0025)^N/12 - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

Systematic Transfer Option

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You must transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 8 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

Annual Administrative Charge

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without the approval of the shareholders.

State Premium Tax Deduction

Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for an annuity benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't considered in the withdrawal charge calculation. For partial withdrawals, the total amount deducted from your Account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2 , federal tax penalties may apply.

            Contribution Year in Which               Charge as a % of the
            Withdrawn Contribution Was Made          Contribution Withdrawn
            -------------------------------          ----------------------




                      Current........................             8%
                      First Prior....................             7
                      Second Prior...................             6
                      Third Prior....................             5
                      Fourth Prior...................             4
                      Fifth Prior....................             3
                      Sixth Prior ...................             2
                      Seventh Prior and Earlier......             0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from Integrity either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contribution or whether there is some relationship with Integrity. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by Integrity, or making transfers of amounts held under qualified plans sponsored by Integrity or an affiliate. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, (iii) Asset Allocation and Rebalancing, or (iv) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you may make in a contract year.

Hardship Waiver

We can waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000 ($3,000 in Pennsylvania and South Carolina). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office, provided that at any time you may not have amounts in more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to Integrity's transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Transfers you make from a GRO Account, except within 30 days before your GRO Account expires, are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.


The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or systematic transfer programs, described in Part 8.


You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN Code). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years of your contract, there is a contingent withdrawal charge for any withdrawals other than your free withdrawals. The charge starts at 8% and decreases depending on the age of your account. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part 7. Residents of Pennsylvania and South Carolina are required to keep at least $3,000 in their Accounts.

Assignments

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.




Death Benefits and Similar Benefit Distributions

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

      (a) your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

      (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); and

      (c)   your current Account Value.

The reductions in the death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

The maximum issue age for the Annuitant is 85 years old.

Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday or earlier, if required by law. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied instead if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment without a withdrawal charge applying.

Annuities

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. However, your Retirement Date can't be extended beyond your 98th birthday or earlier, if required by law. You'll receive a lump sum benefit if you don't make an election by then.

We currently offer the following types of annuities:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A period certain annuity provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A life income annuity provides fixed payments to the Annuitant for the life of the Annuitant, or until the last annuitant dies under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account. We can defer payment of your Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' Boards of Directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolios' Boards for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. After annuity payments have begun, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by Integrity from its owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the Annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59 1/2;
(2)   as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)   a result of the taxpayer becoming disabled within the meaning of Code
      Section 72(m)(7);
(5)   from certain qualified plans (note, however, other penalties may apply);
(6) under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)   under an immediate annuity as defined in Code Section 72(u)(4);
(9)   for the purchase of a first home (distribution up to $10,000);
(10)  for certain higher education expenses; or
(11)  to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

All annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on Integrity

The contracts allow Integrity to charge the Separate Account for taxes. Integrity can also set up reserves for taxes.

Transfers Among Investment Options


There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. Residents of Pennsylvania and South Carolina are required to keep a $3,000 minimum account balance. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the systematic withdrawal program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawal and to income taxation. See
Part 7, "Tax Aspects of the Contract."

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

o     the date you reach age 59 1/2; or
o     five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive your form. You may end your participation in the program upon seven Business Day's prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Dollar Cost Averaging

We offer a dollar cost averaging program under which we transfer contributions that you have made to the VIP Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards your twelve free transfers.

To enroll in our dollar cost averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the dollar cost averaging program at any time. If you don't have enough money in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

Systematic Transfer Program

We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in equal installments of not less than $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your twelve free transfers.

To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.




Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon 30 days' prior written notice. We may terminate your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the normal course of its business. None of these matters is expected to have a material adverse affect on Integrity.


PART 9 - PRIOR CONTRACTS

Death Benefit Information for Contracts Issued Before January 1, 1997 (identified Under Grandmaster II Marketing Name)

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus.

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

o     your Adjusted Account Value
o the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
o     your total contributions less the sum of withdrawals.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

o     your Adjusted Account Value
o the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
o     your total contributions less the sum of withdrawals

For contracts issued during 1996, the amount of the death benefit is the greatest of:

o     your Account Value
o the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
o     your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments that apply to those withdrawals and reduce the death benefit on a pro rata basis.

For contracts issued before February 15, 1997 (identified Under Grandmaster II Marketing Name) (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

Contingent Withdrawal Charge

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contracts. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contracts.

            Contribution Year in Which            Charge as a % of the
            Withdrawn Contribution Was Made       Contribution Withdrawn
            -------------------------------       ----------------------

                      Current......................         7%
                      First Prior..................         6
                      Second Prior.................         5
                      Third Prior..................         4
                      Fourth Prior.................         3
                      Fifth Prior..................         2
                      Sixth Prior and Earlier......         0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

Retirement Date

The Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

Table of Annual Fees and Expenses for contracts issued before January 1, 1997.

Owner Transaction Expenses


       Sales Load on Purchases..............................................  $0
       Deferred Sales Load (as a percentage of contributions)(1)......7% Maximum
       Exchange Fee(2)......................................................  $0


Annual Administrative Charge

       Annual Administrative Charge* ....................................... $30
            * This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Annual
                  Administrative Charge" in Part 4.


Separate Account Annual Expenses
(as a percentage of separate account value)(3)
 --------------------------------------------


       Mortality and Expense Risk Fees...................................  1.20%
       Administrative Expenses...........................................   .15%
                                                                           -----
       Total Separate Account Annual Expenses............................  1.35%
                                                                           =====




----------

1) See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You have a free withdrawal of up to 10% of the Account Value in any contract year.

2) After the first twelve transfers during a contract year, we can charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

3)    See "Deductions and Charges - Separate Account Charges" in Part 4.


Portfolio Annual Expenses After Reimbursement
(as a percentage of average net assets)


                                                    Management     Other    12b-1   Total Annual
Portfolio                                              Fees      Expenses    Fee      Expenses
---------                                              ----      --------    ---      --------
Fidelity VIP Money Market: Initial Class               .27%        .08%     .00%        .35%(1)
Fidelity VIP High Income: Initial Class                .58%        .10%     .00%        .68%
Fidelity VIP Equity-Income: Initial Class              .48%        .08%     .00%        .56%(2)
Fidelity VIP Growth: Initial Class                     .57%        .08%     .00%        .65%(2)
Fidelity VIP Overseas: Initial Class                   .72%        .17%     .00%        .89%(2)
Fidelity VIP Investment Grade Bond: Initial Class      .43%        .11%     .00%        .54%
Fidelity VIP Asset Manager: Initial Class              .53%        .08%     .00%        .61%
Fidelity VIP Index 500: Initial Class                  .24%        .04%     .00%        .28%(3)
Fidelity VIP Contrafund(R): Initial Class              .57%        .09%     .00%        .66%(2)
Fidelity VIP Asset Manager: Growth: Initial Class      .58%        .11%     .00%        .69%(2)
Fidelity VIP Balanced: Initial Class                   .43%        .15%     .00%        .58%(2)
Fidelity VIP Growth Opportunities: Initial Class       .58%        .10%     .00%        .68%(2)
Fidelity VIP Growth & Income: Initial Class            .48%        .10%     .00%        .58%(2)
Fidelity VIP Mid Cap Portfolio: Service Class          .57%        .17%     .10%        .84%(2)

----------

1) The annual operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

2) Actual annual operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce its expenses, and/or because through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses.

3) The Portfolio's manager has voluntarily agreed to reimburse the Portfolio's expenses if they exceed a certain level. Without this reimbursement, the Total Annual Expenses would have been .33%. This arrangement may be discontinued by the Portfolio's manager at any time.

Examples

The examples below show the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.


Expenses per $1,000 investment if you surrender your contract at the end of the period shown:

Portfolio                                            1 year   3 years   5 years   10 years
---------                                            ------   -------   -------   --------
Fidelity VIP Money Market: Initial Class            $ 98.17   $116.17   $136.49    $208.53
Fidelity VIP High Income: Initial Class             $101.55   $126.41   $153.73    $243.75
Fidelity VIP Equity-Income: Initial Class           $100.32   $122.70   $147.49    $231.08
Fidelity VIP Growth: Initial Class                  $101.24   $125.48   $152.18    $240.59
Fidelity VIP Overseas: Initial Class                $103.70   $132.90   $164.58    $165.55
Fidelity VIP Investment Grade Bond: Initial Class   $100.12   $122.07   $146.45    $228.95
Fidelity VIP Asset Manager: Initial Class           $100.83   $124.25   $150.10    $236.37
Fidelity VIP Index 500: Initial Class               $ 97.45   $113.98   $132.81    $200.91
Fidelity VIP Contrafund(R): Initial Class           $101.35   $125.79   $152.69    $241.65
Fidelity VIP Asset Manger: Growth: Initial Class    $101.65   $126.72   $154.25    $244.80
Fidelity VIP Balanced: Initial Class                $100.53   $123.32   $148.53    $233.20
Fidelity VIP Growth Opportunities: Initial Class    $101.55   $126.41   $153.73    $243.75
Fidelity VIP Growth & Income: Initial Class         $100.53   $123.32   $148.53    $233.20
Fidelity VIP Mid Cap: Service Class                 $103.19   $131.35   $162.00    $260.40

Expenses per $1,000 investment if you elect to annuitize or don't surrender your contract at the end of the period shown:

Portfolio                                           1 year   3 years   5 years   10 years
---------                                           ------   -------   -------   --------
Fidelity VIP Money Market: Initial Class            $18.17   $56.17    $ 96.49    $208.53
Fidelity VIP High Income: Initial Class             $21.55   $66.41    $113.73    $243.75
Fidelity VIP Equity-Income: Initial Class           $20.32   $62.70    $107.49    $231.08
Fidelity VIP Growth: Initial Class                  $21.24   $65.48    $112.18    $240.59
Fidelity VIP Overseas: Initial Class                $23.70   $72.90    $124.58    $265.55
Fidelity VIP Investment Grade Bond: Initial Class   $20.12   $62.07    $106.45    $228.95
Fidelity VIP Asset Manager: Initial Class           $20.83   $64.25    $110.10    $236.37
Fidelity VIP Index 500: Initial Class               $17.45   $53.98    $ 92.81    $200.91
Fidelity VIP Contrafund(R): Initial Class           $21.35   $65.79    $112.69    $241.65
Fidelity VIP Asset Manager: Growth: Initial Class   $21.65   $66.72    $114.25    $244.80
Fidelity VIP Balanced: Initial Class                $20.53   $63.32    $108.53    $233.20
Fidelity VIP Growth Opportunities: Initial Class    $21.55   $66.41    $113.73    $243.75
Fidelity VIP Growth & Income: Initial Class         $20.53   $63.32    $108.53    $233.20
Fidelity VIP Mid Cap: Service Class                 $23.19   $71.35    $122.00    $260.40

These examples assume that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. Actual Portfolio expenses may be more or less. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and examples above are to help you understand the various costs and expenses that apply to your contract. These tables show expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

Condensed financial information for the Separate Account is provided in Appendix A.

Hardship Waivers

Hardship Waivers aren't available.

Contracts Issued to Oregon Residents

If you are a resident of Oregon and your Contract was issued before 10/16/97 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

For Contracts Issued Before May 1, 1999

Annuity Payments

For contracts issued before May 1, 1999, additional annuitization options may have been available.

APPENDIX A

Financial Information


Condensed financial information has not been provided for the Janus Aspen Series, MFS, or Putnam Funds because as of December 31, 2000 those sub-accounts had not begun operation in Separate Account I. The unit value for each one of those sub-accounts at inception was $10.00. The inception date for the Janus, MFS and Putnam funds is May 1, 2001.


The table below shows the Unit Value for each Variable Account Option at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the end of each period. The Unit Value at the beginning of each period is the Unit Value as of the end of the previous period.

                        UNIT VALUES AND UNITS OUTSTANDING

                        Money            High           Equity-                                             Investment      Mid
                        Market          Income           Income           Growth          Overseas          Grade Bond      Cap
                       Division        Division         Division         Division         Division           Division     Division
                       --------        --------         --------         --------         --------           --------     --------
Date of Inception*       $10.00          $10.00           $10.00           $10.00           $10.00              $10.00     $10.00

 December 31, 1987       $10.18              --            $7.74            $7.51            $8.13              $10.21         --

   Number of Units        1,952              --           25,560               50            7,250              26,988         --

 December 31, 1988       $10.75              --            $8.49            $7.48            $8.93              $10.69         --

   Number of Units        2,062              --            8,962            2,043            2,019              45,789         --

 December 31, 1989       $11.57              --           $10.41           $10.45           $11.02              $12.20         --

   Number of Units       43,299              --            8,517            2,284            1,937               4,372         --

 December 31, 1990       $12.34              --            $9.04           $11.04           $10.16              $12.82         --

   Number of Units        2,427              --           29,446            2,060            1,779               3,350         --

 December 31, 1991       $12.90              --           $12.92           $17.96           $12.44              $14.38         --

   Number of Units        1,422              --            7,198            1,777              945               1,160         --

 December 31, 1992       $13.22              --           $14.90           $19.36           $10.95              $15.13         --

   Number of Units       68,139              --          124,911          129,511           35,346              80,734         --

 December 31, 1993       $13.46          $11.45           $17.38           $22.80           $14.83              $16.57         --

   Number of Units      346,644         615,289          748,436          444,077          480,406             330,360         --

 December 31, 1994       $13.84          $11.12           $18.35           $22.49           $14.88              $15.73         --

   Number of Units    1,363,372         989,407        1,206,683          988,674        1,272,218             454,358         --

 December 31, 1995       $14.46          $13.23           $24.46           $30.03           $16.10              $18.20         --

   Number of Units    1,823,146       2,238,450        2,264,897        1,665,857        1,308,440             627,020         --

 December 31, 1996       $15.03          $14.88           $27.57           $33.98           $17.98              $18.53         --


   Number of Units    1,839,938       2,871,483        2,977,144        2,311,771        1,792,964             807,207         --

 December 31, 1997       $15.64          $17.27           $34.85           $41.39           $19.79              $19.93         --

   Number of Units    2,298,303       3,057,834        3,512,365        2,026,809        2,066,717             834,294         --

 December 31, 1998       $16.28          $16.30           $38.37           $56.96           $22.01              $21.40         --

   Number of Units    3,190,762       3,293,280        3,398,759        1,942,238        1,813,403           1,235,812         --

 December 31, 1999       $16.89          $17.40           $40.25           $77.23           $30.97              $20.89     $13.11


   Number of Units    3,247,590       2,520,734        2,434,119        1,747,063        1,327,100           1,010,650     10,125


 December 31, 2000       $17.71          $13.30           $43.06           $67.82           $24.71              $22.93     $17.27

   Number of Units    2,018,448       1,514,526        1,753,605        1,597,597        1,214,146             774,901    606,826

                        UNIT VALUES AND UNITS OUTSTANDING

                           Asset          Index         Contra-  Asset Manager                        Growth            Growth
                         Manager            500            fund         Growth       Balanced         Income     Opportunities
                        Division       Division        Division       Division       Division       Division          Division
                        --------       --------        --------       --------       --------       --------          --------
Date of Inception*        $10.00         $10.00          $10.00         $10.00         $10.00         $10.00            $10.00

December 31, 1987          $8.00             --              --             --             --             --                --

  Number of Units         29,166             --              --             --             --             --                --

December 31, 1988          $8.98             --              --             --             --             --                --

  Number of Units         11,300             --              --             --             --             --                --

December 31, 1989         $11.16             --              --             --             --             --                --

  Number of Units         10,635             --              --             --             --             --                --

December 31, 1990         $11.02             --              --             --             --             --                --

  Number of Units         12,194             --              --             --             --             --                --

December 31, 1991         $13.60             --              --             --             --             --                --

  Number of Units          5,272             --              --             --             --             --                --

December 31, 1992         $15.01             --              --             --             --             --                --

  Number of Units        309,292             --              --             --             --             --                --

December 31, 1993         $17.92         $10.52              --             --             --             --                --

  Number of Units      1,748,246         98,288              --             --             --             --                --

December 31, 1994         $16.60         $10.49              --             --             --             --                --

  Number of Units      3,509,145        218,119              --             --             --             --                --

December 31, 1995         $19.15         $14.20          $13.50         $12.03             --             --                --

  Number of Units      2,973,440        474,834       1,068,907        175,138             --             --                --

December 31, 1996         $21.65         $17.20          $16.15         $14.23             --             --                --

  Number of Units      2,708,795      1,207,882       2,382,588        479,960             --             --                --

December 31, 1997         $25.77         $22.51          $19.78         $17.56         $11.33         $12.11            $11.90

  Number of Units      2,687,060      2,028,663       2,782,642        695,464        124,495        412,889           458,320

December 31, 1998         $29.25         $28.50          $25.36         $20.37         $13.15         $15.48            $14.62

  Number of Units      2,454,761      2,724,340       3,185,222        745,989        300,468      1,438,416         1,094,151

December 31, 1999         $32.05         $33.89          $31.09         $23.16         $13.56         $16.67            $15.04


  Number of Units      1,723,306      2,467,236       2,827,810        642,566        366,568      1,477,124         1,043,627


December 31, 2000         $30.38         $30.32          $28.64         $20.00         $12.80         $15.85            $12.31

  Number of Units      1,296,886      2,189,782       2,510,755        546,511        373,993      1,141,475           797,984


* The Inception date for each Portfolio is shown below:

February 19, 1993 for the VIP High Income Portfolio; March 4, 1993 for the VIP Index 500 Portfolio; February 6, 1995 for the VIP Contrafund(R) Portfolio and the VIP Asset Manager: Growth Portfolio; December 31, 1996 for the VIP Balanced Portfolio, VIP Growth Opportunities Portfolio, and VIP Growth & Income Portfolio; September 24, 1999 for the VIP Mid Cap Portfolio. Inception dates for the remaining Fidelity VIP Portfolios all were in the third quarter of 1987. The inception date for each of the Portfolios in the Janus Aspen Series, MFS Funds and Putnam Funds is May 1, 2001.

Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP Investment Grade Bond and VIP Asset Manager Portfolios were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond, and Balanced Options, respectively.

Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                             Contribution:             $50,000.00

                             GRO Account duration:     7 Years

                             Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)^48/12 / (1 + .0625 + .0025)^48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

      $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

      $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

      $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

      $5,788.13 = $57,881.25 X .10

The non-free amount would be:

      $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

      - $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

      $957.18 = [($14,211.87+ $783.91)/(1 - .06)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $21,741.09 = $20,000.00 + $783.91 + $957.18

The ending Account Value would be:

      $36,140.16 = $57,881.25 - $21,741.09

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)^48/12 / (1 + .04 + .0025)^48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

      $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

      $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

          Free Amount =    $ 5,788.13

      Non-Free Amount =    $14,211.87

The Market Value Adjustment would be:

      $413.41 = .0290890 X $14,211.87

The withdrawal charge would be:

      $880.75 = [($14,211.87 - $413.41)/(1 - .06)] - ($14,211.87 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $20,467.34 = $20,000.00 - $413.41 + $880.75

The ending Account Value would be:

      $37,413.91 = $57,881.25 - $20,467.34

Actual Market Value Adjustments may have more or less impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

Appendix C

SAI Table of Contents

Part 1 - Integrity and Custodian...............................................1
Part 2 - Distribution of the Contracts.........................................1
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Values..................................8
Part 5 - Tax-Favored Retirement Programs.......................................8
       Traditional Individual Retirement Annuities.............................8
       Roth Individual Retirement Annuities....................................8
       SIMPLE Individual Retirement Annuities..................................8
       Tax Sheltered Annuities.................................................8
       Simplified Employee Pensions............................................9
       Corporate and Self-Employed (H.R. 10 and Keogh) Pension
         and Profit Sharing Plans..............................................9
       Deferred Compensation Plans of State and Local Governments
          and Tax-Exempt Organizations.........................................9
        Distributions Under Tax-Favored Retirement Programs....................9
Part 6 - Financial Statements.................................................10

--------------------------------------------------------------------------------

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY 40201-0074
ATTN: Request for SAI of Separate Account I (GrandMaster III)


Name: ______________________________________________

Address: ___________________________________________

City: ____________________ State: ______ Zip: _______

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


                                       FOR

                                 GRANDMASTER III

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                Table of Contents
                                                                            Page

Part 1 - Integrity and Custodian...............................................1
Part 2 - Distribution of the Contracts.........................................1
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Values..................................8
Part 5 - Tax Favored Retirement Programs.......................................8
      Traditional Individual Retirement Annuities..............................8
      Roth Individual Retirement Annuities.....................................8
      SIMPLE Individual Retirement Annuities...................................8
      Tax Sheltered Annuities..................................................8
      Simplified Employee Pensions.............................................9
      Corporate and Self-Employed (H.R.10 and Keogh) Pension and Profit
        Sharing Plans..........................................................9
      Deferred Compensation Plans of State and Local Governments and
        Tax-Exempt Organizations...............................................9
      Distributions Under Tax Favored Retirement Programs......................9
Part 6 - Financial Statements.................................................10


Appendix A....................................................................13
Appendix B....................................................................15

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2001. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740074, Louisville, Kentucky 40201-0074, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN


Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

ARM provided substantially all of the services required to be performed on behalf of Separate Account I since 1994. Total fees paid to ARM by Integrity for management services, including services applicable to the Registrant, in 1997 were $19,307,552, in 1998 were $27,158,002, in 1999 were $32,545,978 and in 2000 were $3,001,867.


Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A" (Excellent) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

During 1999, prior to acquisition by W&S, the following actions were taken by state insurance departments: 1) Integrity's Hawaii certificate of authority was cancelled September 16, 1999 and was reinstated during the fourth quarter of 1999; 2) Integrity agreed effective September 8, 1999 that it would not accept new applications from residents of the state of Colorado without the approval of the Commissioner of the Colorado Division of Insurance; 3) Integrity agreed effective January 20, 2000 that it would not write any general account or guaranteed separate account business in the State of California, and that upon the closing of the W&S acquisition that Integrity would request the consent of the California Insurance Commissioner prior to resumption of writing such business in California; 4) Integrity's certificate of authority was suspended in the State of Nevada effective September 21, 1999, however, the Nevada Division of Insurance advised of the rescission of such Order on March 10, 2000 and a formal Order rescinding such suspension is expected; 5) Integrity agreed effective January 7, 2000 that it would not write any general account business in the State of Florida until the closing of the acquisition by W&S and upon meeting certain statutory surplus requirements; (6) Integrity's North Carolina certificate of authority was restricted to "no new business" effective September 29, 1999. Integrity expects all such remaining restrictions to be lifted once the state insurance departments involved have completed their review of the W&S acquisition of Integrity.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS


Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter since March 3, 2000was $501,732 for the year ended December 31, 2000. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $39,822 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)^365/7} - 1

Please see Appendix A for SEC standardized performance data and Appendix B for non-standardized performance data.


Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

Individualized Computer Generated Illustrations




Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Traditional Individual Retirement Annuities

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

Roth Individual Retirement Annuities

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE Individual Retirement Annuities

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

Distributions under Tax Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 2000, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2000 and 1999 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

Appendix A

For Period Ending 12-31-00

                  SEC Standardized Average Annualized Returns(1)

Variable Account Option                                   Inception Date(2)    1 year  5 years   10 years    Life
-----------------------                                   ----------------     ------  -------   --------    ----
Fidelity VIP Equity-Income, Initial Class                      9/03/91         -.11%   11.51%      N/A      14.21%
Fidelity VIP Growth, Initial Class                             9/03/91        -19.25%  17.31%      N/A      16.61%
Fidelity VIP Overseas, Initial Class                           9/03/91        -27.27%   8.44%      N/A       7.94%
Fidelity VIP High Income, Initial Class                        2/19/93        -30.59%   -.57%      N/A       3.62%
Fidelity VIP Investment Grade Bond, Initial Class              9/03/91         2.65%    4.14%      N/A       5.77%
Fidelity VIP Asset Manager, Initial Class                      9/03/91        -12.30%   9.17%      N/A       9.33%
Fidelity VIP Index 500, Initial Class                          3/04/93        -17.60%  15.98%      N/A      15.15%
Fidelity VIP Contrafund, Initial Class                         2/08/95        -14.95%  15.83%      N/A      19.25%
Fidelity VIP Asset Manger: Growth, Initial Class               2/08/95        -20.72%  10.22%      N/A      12.12%
Fidelity VIP Growth Opportunities, Initial Class               2/19/97        -25.26%    N/A       N/A       4.78%
Fidelity VIP Balanced, Initial Class                           2/19/97        -12.66%    N/A       N/A       5.88%
Fidelity VIP Growth & Income, Initial Class                    2/14/97        -11.99%    N/A       N/A      11.81%
Fidelity VIP Mid-Cap, Service Class                            9/24/99         24.66%    N/A       N/A      49.46%
Janus Aspen Series Balanced, Service Shares                    5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Worldwide Growth, Service Shares            5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Growth, Service Shares                      5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Aggressive Growth, Service Shares           5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Capital Appreciation, Service Shares        5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Equity Income, Services Shares              5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series International Growth, Service Shares        5/01/01          N/A      N/A       N/A        N/A
Janus Aspen Series Strategic Value, Service Shares             5/01/01          N/A      N/A       N/A        N/A
MFS Emerging Growth, Service Class                             5/01/01          N/A      N/A       N/A        N/A
MFS Growth:  Service Class                                     5/01/01          N/A      N/A       N/A        N/A
MFS Investors Trust Series, Service Class                      5/01/01          N/A      N/A       N/A        N/A
MFS Mid-Cap Growth, Service Class                              5/01/01          N/A      N/A       N/A        N/A
MFS New Discovery, Service Class                               5/01/01          N/A      N/A       N/A        N/A
MFS Capital Opportunities, Service Class                       5/01/01          N/A      N/A       N/A        N/A
MFS Investors Growth Stock Series, Service Class               5/01/01          N/A      N/A       N/A        N/A
MFS Total Return, Service Class                                5/01/01          N/A      N/A       N/A        N/A
MFS Research, Service Class                                    5/01/01          N/A      N/A       N/A        N/A
Putnam VT Voyager Fund II-Class IB                             5/01/01          N/A      N/A       N/A        N/A
Putnam VT International Growth Fund-Class IB                   5/01/01          N/A      N/A       N/A        N/A
Putnam VT Technology Fund- Class IB                            5/01/01          N/A      N/A       N/A        N/A
Putnam VT Growth and Income Fund-Class IB                      5/01/01          N/A      N/A       N/A        N/A
Putnam VT Small Cap Value Fund-Class IB                        5/01/01          N/A      N/A       N/A        N/A

(1) Standard average annual return reflects past fund performance based on a $1,000 hypothetical investment over the period indicated. The performance figures reflect mortality and expense charges and administrative charges totaling 1.35%. They also reflect withdrawal charges that would apply if an owner terminates the policy at the end of the period, but excludes deductions for the applicable premium tax charge. Surrender charges are 8% in year one, declining 1% annually in years one through seven, 0% thereafter.

(2) Inception date of the variable account option represents first trade date. Returns for account in operation for less than one year are not annualized.

Appendix B

For Period Ending 12-31-00

                  Non-Standardized Average Annualized Returns1

                                                          Fund               Cumulative Total Return
                                                        Inception                                     Life of
Variable Account Option                                   Date2     3 years     5 years    10 years    Fund      1 year
Fidelity VIP Equity-Income, Initial Class               10/09/86     23.55%     76.02%     332.34%    393.26%    6.96%
Fidelity VIP Growth, Initial Class                      10/09/86     63.86%     125.83%    442.23%    614.18%   -12.18%
Fidelity VIP Overseas, Initial Class                     1/28/87     24.90%     53.49%     111.88%    155.21%   -20.20%
Fidelity VIP High Income, Initial Class                  9/19/85    -22.98%      .56%      123.46%    49.03%    -23.52%
Fidelity VIP Investment Grade Bond, Initial Class       12/05/88     15.01%     25.94%      82.98%    76.83%     9.72%
Fidelity VIP Asset Manager, Initial Class                9/06/89     17.89%     58.62%     170.17%    185.50%    -5.22%
Fidelity VIP Index 500, Initial Class                    8/27/92     34.66%     113.57%      N/A      230.04%   -10.52%
Fidelity VIP Contrafund, Initial Class                   1/03/95     44.79%     112.18%      N/A      192.30%    -7.88%
Fidelity VIP Asset Manger: Growth, Initial Class         1/03/95     13.88%     66.22%       N/A      101.94%   -13.65%
Fidelity VIP Growth Opportunities, Initial Class         1/03/95     3.46%      54.74%       N/A      102.34%   -18.18%
Fidelity VIP Balanced, Initial Class                     1/03/95     13.01%     47.77%       N/A      66.09%     -5.59%
Fidelity VIP Growth & Income, Initial Class             12/31/96     30.92%       N/A        N/A      68.02%     -4.91%
Fidelity VIP Mid-Cap, Service Class                     12/28/98      N/A         N/A        N/A      99.55%     31.74%
Janus Aspen Series Balanced, Service Shares              5/01/01      N/A         N/A        N/A        N/A       N/A
Janus Aspen Series Worldwide Growth, Service Shares      5/01/01      N/A         N/A        N/A        N/A       N/A
Janus Aspen Series Growth, Service Shares                5/01/01      N/A         N/A        N/A        N/A       N/A
Janus Aspen Series Aggressive Growth, Service Shares     5/01/01      N/A         N/A        N/A        N/A       N/A
Janus  Aspen  Series  Capital  Appreciation,  Service    5/01/01      N/A         N/A        N/A        N/A       N/A
Shares
Janus Aspen Series Equity Income, Services Shares        5/01/01      N/A         N/A        N/A        N/A       N/A
Janus  Aspen  Series  International  Growth,  Service    5/01/01      N/A         N/A        N/A        N/A       N/A
Shares
Janus Aspen Series Strategic Value, Service Shares       5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Emerging Growth, Service Class                       5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Investors Trust Series, Service Class                5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Mid-Cap Growth, Service Class                        5/01/01      N/A         N/A        N/A        N/A       N/A
MFS New Discovery, Service Class                         5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Capital Opportunities, Service Class                 5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Investors Growth Stock Series, Service Class         5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Total Return , Service Class                         5/01/01      N/A         N/A        N/A        N/A       N/A
MFS Research, Service Class                              5/01/01      N/A         N/A        N/A        N/A       N/A
Putnam VT Voyager Fund II-Class IB                       5/01/01      N/A         N/A        N/A        N/A       N/A
Putnam VT International Growth Fund-Class IB             5/01/01      N/A         N/A        N/A        N/A       N/A
Putnam VT Technology Fund- Class IB                      5/01/01      N/A         N/A        N/A        N/A       N/A
Putnam VT Growth and Income Fund-Class IB                5/01/01      N/A         N/A        N/A        N/A       N/A
Putnam VT Small Cap Value Fund-Class IB                  5/01/01      N/A         N/A        N/A        N/A       N/A

                                                          Fund           Average Annual Return                 Calendar Year Return
                                                        Inception                                   Life of
Variable Account Option                                   Date2      3 years    5 years   10 years    Fund      1995      1996
Fidelity VIP Equity-Income, Initial Class               10/09/86      7.30%     11.97%     15.77%    11.87%    33.27%    12.73%
Fidelity VIP Growth, Initial Class                      10/09/86      17.89%    17.70%     18.42%    14.82%    33.54%    13.14%
Fidelity VIP Overseas, Initial Class                     1/28/87      7.69%      8.95%     7.80%     6.96%     8.20%     11.67%
Fidelity VIP High Income, Initial Class                  9/19/85      -8.34%     .11%      8.37%     2.65%     18.98%    12.48%
Fidelity VIP Investment Grade Bond, Initial Class       12/05/88      4.77%      4.72%     6.23%     4.84%     15.74%     1.78%
Fidelity VIP Asset Manager, Initial Class                9/06/89      5.64%      9.67%     10.45%    9.71%     15.38%    13.04%
Fidelity VIP Index 500, Initial Class                    8/27/92      10.43%    16.39%      N/A      15.38%    35.34%    21.15%
Fidelity VIP Contrafund, Initial Class                   1/03/95      13.13%    16.24%      N/A      19.60%    37.76%    19.66%
Fidelity VIP Asset Manger: Growth, Initial Class         1/03/95      4.43%     10.70%      N/A      12.44%    21.49%    18.30%
Fidelity VIP Growth Opportunities, Initial Class         1/03/95      1.14%      9.12%      N/A      12.48%    30.76%    16.67%
Fidelity VIP Balanced, Initial Class                     1/03/95      4.16%      8.12%      N/A      8.83%     12.40%     8.48%
Fidelity VIP Growth & Income, Initial Class             12/31/96      9.40%       N/A       N/A      13.85%     N/A        N/A
Fidelity VIP Mid-Cap, Service Class                     12/28/98       N/A        N/A       N/A      41.03%     N/A        N/A
Janus Aspen Series Balanced, Service Shares              5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Janus Aspen Series Worldwide Growth, Service Shares      5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Janus Aspen Series Growth, Service Shares                5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Janus Aspen Series Aggressive Growth, Service Shares     5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Janus  Aspen  Series  Capital  Appreciation,  Service    5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Shares
Janus Aspen Series Equity Income, Services Shares        5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Janus  Aspen  Series  International  Growth,  Service    5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Shares
Janus Aspen Series Strategic Value, Service Shares       5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Emerging Growth, Service Class                       5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Investors Trust Series, Service Class                5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Mid-Cap Growth, Service Class                        5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS New Discovery, Service Class                         5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Capital Opportunities, Service Class                 5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Investors Growth Stock Series, Service Class         5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Total Return , Service Class                         5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
MFS Research, Service Class                              5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Putnam VT Voyager Fund II-Class IB                       5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Putnam VT International Growth Fund-Class IB             5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Putnam VT Technology Fund- Class IB                      5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Putnam VT Growth and Income Fund-Class IB                5/01/01       N/A        N/A       N/A       N/A       N/A        N/A
Putnam VT Small Cap Value Fund-Class IB                  5/01/01       N/A        N/A       N/A       N/A       N/A        N/A

                                                          Fund                Calendar Year Return
                                                        Inception
Variable Account Option                                   Date2        1997      1998      1999       2000
Fidelity VIP Equity-Income, Initial Class               10/09/86      26.38%    10.12%     4.90%     6.96%
Fidelity VIP Growth, Initial Class                      10/09/86      21.82%    37.61%    35.58%    -12.18%
Fidelity VIP Overseas, Initial Class                     1/28/87      10.05%    11.23%    40.71%    -20.20%
Fidelity VIP High Income, Initial Class                  9/19/85      16.08%    -5.62%     6.70%    -23.52%
Fidelity VIP Investment Grade Bond, Initial Class       12/05/88      7.59%     7.38%     -2.38%     -9.72%
Fidelity VIP Asset Manager, Initial Class                9/06/89      19.02%    13.50%     9.59%     -5.22%
Fidelity VIP Index 500, Initial Class                    8/27/92      30.91%    26.60%    18.89%    -10.52%
Fidelity VIP Contrafund, Initial Class                   1/03/95      22.47%    28.23%    22.58%     -7.80%
Fidelity VIP Asset Manger: Growth, Initial Class         1/03/95      23.38%    15.98%    13.70%    -13.65%
Fidelity VIP Growth Opportunities, Initial Class         1/03/95      28.20%    22.93%     2.87%    -18.18%
Fidelity VIP Balanced, Initial Class                     1/03/95      20.54%    16.05%     3.14%     -5.59%
Fidelity VIP Growth & Income, Initial Class             12/31/96      28.34%    27.84%     7.70%     -4.91%
Fidelity VIP Mid-Cap, Service Class                     12/28/98       N/A       N/A      46.94%     31.74%
Janus Aspen Series Balanced, Service Shares              5/01/01       N/A       N/A        N/A       N/A
Janus Aspen Series Worldwide Growth, Service Shares      5/01/01       N/A       N/A        N/A       N/A
Janus Aspen Series Growth, Service Shares                5/01/01       N/A       N/A        N/A       N/A
Janus Aspen Series Aggressive Growth, Service Shares     5/01/01       N/A       N/A        N/A       N/A
Janus  Aspen  Series  Capital  Appreciation,  Service    5/01/01       N/A       N/A        N/A       N/A
Shares
Janus Aspen Series Equity Income, Services Shares        5/01/01       N/A       N/A        N/A       N/A
Janus  Aspen  Series  International  Growth,  Service    5/01/01       N/A       N/A        N/A       N/A
Shares
Janus Aspen Series Strategic Value, Service Shares       5/01/01       N/A       N/A        N/A       N/A
MFS Emerging Growth, Service Class                       5/01/01       N/A       N/A        N/A       N/A
MFS Investors Trust Series, Service Class                5/01/01       N/A       N/A        N/A       N/A
MFS Mid-Cap Growth, Service Class                        5/01/01       N/A       N/A        N/A       N/A
MFS New Discovery, Service Class                         5/01/01       N/A       N/A        N/A       N/A
MFS Capital Opportunities, Service Class                 5/01/01       N/A       N/A        N/A       N/A
MFS Investors Growth Stock Series, Service Class         5/01/01       N/A       N/A        N/A       N/A
MFS Total Return , Service Class                         5/01/01       N/A       N/A        N/A       N/A
MFS Research, Service Class                              5/01/01       N/A       N/A        N/A       N/A
Putnam VT Voyager Fund II-Class IB                       5/01/01       N/A       N/A        N/A       N/A
Putnam VT International Growth Fund-Class IB             5/01/01       N/A       N/A        N/A       N/A
Putnam VT Technology Fund- Class IB                      5/01/01       N/A       N/A        N/A       N/A
Putnam VT Growth and Income Fund-Class IB                5/01/01       N/A       N/A        N/A       N/A
Putnam VT Small Cap Value Fund-Class IB                  5/01/01       N/A       N/A        N/A       N/A

(1) Non-standard returns reflect all historical investment results, less mortality, expense and administrative charges totaling 1.35%. The calculation assumes the policy is still in-force and does not take withdrawal charges into consideration. Non-standard performance is since the portfolio inception date, which may predate the Separate Account.

(2) Represents inception date of the underlying mutual fund. Returns for account in operation for less than one year are not annualized.

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                December 31, 2000
                       With Report of Independent Auditors

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements


                                December 31, 2000


                                    Contents


Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities ...........................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................8
Notes to Financial Statements.................................................13

                         Report of Independent Auditors

Contract Holders
         Separate Account I of Integrity Life Insurance Company
Board of Directors
         Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company (comprising, respectively, the Initial Class: VIP Money Market (Grandmaster(TM)), VIP Money Market (IQ Annuity(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond (Grandmaster(TM)), VIP II Investment Grade Bond (IQ Annuity(TM)), VIP II Asset Manager, VIP II Index 500 (Grandmaster(TM)), VIP II Index 500 (IQ Annuity(TM)),VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced and VIP III Growth & Income; Service
Class: VIP III Mid Cap (Grandmaster(TM)), VIP III Mid Cap (IQ Annuity(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Asset Manager, VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced, VIP III Growth & Income, MFS Emerging Growth, MFS Growth, MFS Growth With Income, MFS Mid Cap Growth, MFS New Discovery, MFS Capital Opportunities and MFS Total Return; and Service Shares: Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Equity Income, Janus Aspen International Growth and Janus Aspen Strategic Value Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual funds owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2000, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
Cincinnati, Ohio
April 24, 2001

             Separate Account I of Integrity Life Insurance Company

                      Statement of Assets and Liabilities

                               December 31, 2000

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                               VIP Money           VIP Money
                                                Market              Market            VIP High         VIP Equity-           VIP
                                           (Grandmaster(TM))   (IQ Annuity(TM))        Income            Income            Growth
                                               Division            Division           Division          Division          Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $ 35,746,048       $  5,385,517       $ 20,149,737      $ 75,502,972      $108,352,259


Liabilities
Payable to (receivable from) the general
  account of Integrity                                (666)            (1,260)             6,541            (7,259)            3,230
                                           -----------------------------------------------------------------------------------------

Net assets                                    $ 35,746,714       $  5,386,777       $ 20,143,196      $ 75,510,231      $108,349,029
                                           =========================================================================================

Unit value                                    $      17.71       $      10.69       $      13.30      $      43.06      $      67.82
                                           =========================================================================================

Units outstanding                                2,018,448            503,908          1,514,526         1,753,605         1,597,597
                                           =========================================================================================

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                                           VIP II Investment  VIP II Investment
                                                VIP          Grade Bond         Grade Bond         VIP II Asset    VIP II Index 500
                                             Overseas     (Grandmaster(TM))  (IQ Annuity(TM))         Manager      (Grandmaster(TM))
                                             Division         Division           Division            Division          Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)         $ 30,004,805      $ 17,765,260       $    938,488       $ 39,398,581       $ 66,393,663


Liabilities
Payable to (receivable from) the general
  account of Integrity                            3,257            (3,220)               (69)              (816)              (527)
                                           -----------------------------------------------------------------------------------------

Net assets                                 $ 30,001,548      $ 17,768,480       $    938,557       $ 39,399,397       $ 66,394,190
                                           =========================================================================================

Unit value                                 $      24.71      $      22.93       $      10.95       $      30.38       $      30.32
                                           =========================================================================================

Units outstanding                             1,214,146           774,901             85,713          1,296,886          2,189,782
                                           =========================================================================================

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                                                 VIP II Asset                         VIP III
                                           VIP II Index 500       Manager:           VIP II            Growth             VIP III
                                           (IQ Annuity(TM))        Growth          Contrafund       Opportunities         Balanced
                                               Division           Division          Division          Division            Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)           $  2,211,924       $ 10,930,292      $ 71,905,160       $  9,821,650       $  4,788,069


Liabilities
Payable to (receivable from) the general
  account of Integrity                               (591)                72            (2,863)            (1,533)               959
                                           -----------------------------------------------------------------------------------------

Net assets                                   $  2,212,515       $ 10,930,220      $ 71,908,023       $  9,823,183       $  4,787,110
                                           =========================================================================================

Unit value                                   $      10.12       $      20.00      $      28.64       $      12.31       $      12.80
                                           =========================================================================================

Units outstanding                                 218,628            546,511         2,510,755            797,984            373,993
                                           =========================================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                               December 31, 2000

                                            Initial Class
                                                Shares                               Service Class Shares
                                            -------------  -----------------------------------------------------------------------
                                                VIP III
                                               Growth &      VIP III Mid Cap    VIP III Mid Cap     VIP High        VIP Equity-
                                                Income      (Grandmaster(TM))  (IQ Annuity(TM))      Income           Income
                                               Division         Division           Division         Division         Division
                                            -------------  -----------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $18,095,925      $10,481,125        $ 2,040,946      $   910,428      $ 1,320,082


Liabilities
Payable to (receivable from) the general
  account of Integrity                              3,546            1,240                305              349              124
                                            --------------  ----------------------------------------------------------------------

Net assets                                    $18,092,379      $10,479,885        $ 2,040,641      $   910,079      $ 1,319,958
                                            ==============  ======================================================================

Unit value                                    $     15.85      $     17.27        $     18.14      $      7.62      $     10.40
                                            ==============  ======================================================================

Units outstanding                               1,141,475          606,826            112,494          119,433          126,919
                                            ==============  ======================================================================

                                                                            Service Class Shares
                                            --------------------------------------------------------------------------------------
                                                                                                   VIP II Asset
                                                                                VIP II Asset         Manager:           VIP II
                                                VIP Growth      VIP Overseas       Manager            Growth          Contrafund
                                                 Division         Division        Division           Division          Division
                                            --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)             $ 2,873,459      $   363,915      $ 1,228,977       $   191,331       $ 2,311,787


Liabilities
Payable to (receivable from) the general
  account of Integrity                                 345               33             (373)              (54)              829
                                            --------------------------------------------------------------------------------------

Net assets                                     $ 2,873,114      $   363,882      $ 1,229,350       $   191,385       $ 2,310,958
                                            ======================================================================================

Unit value                                     $     11.17      $     10.88      $      9.83       $      9.00       $     10.74
                                            ======================================================================================

Units outstanding                                  257,217           33,445          125,061            21,265           215,173
                                            ======================================================================================

                                                             Service Class Shares
                                            ---------------------------------------------------
                                                  VIP III                              VIP III
                                                  Growth            VIP III           Growth &
                                               Opportunities       Balanced            Income
                                                 Division          Division           Division
                                            ---------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)              $   463,865       $   592,709       $ 1,677,322


Liabilities
Payable to (receivable from) the general
  account of Integrity                                  (39)             (177)              532
                                            ---------------------------------------------------

Net assets                                      $   463,904       $   592,886       $ 1,676,790
                                            ===================================================

Unit value                                      $      8.16       $      9.50       $     10.00
                                            ===================================================

Units outstanding                                    56,851            62,409           167,679
                                            ===================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                               December 31, 2000

                                                                               Service Class Shares
                                              --------------------------------------------------------------------------------------

                                                   MFS
                                                Emerging                            MFS Growth          MFS Mid           MFS New
                                                 Growth          MFS Growth         With Income       Cap Growth         Discovery
                                                Division          Division           Division          Division          Division
                                              --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $    891,215      $    592,173       $    257,007      $    851,891      $    616,164


Liabilities
Payable to (receivable from) the general
  account of Integrity                                 224              (231)                85               135              (118)
                                              --------------------------------------------------------------------------------------

Net assets                                    $    890,991      $    592,404       $    256,922      $    851,756      $    616,282
                                              ======================================================================================

Unit value                                    $       9.00      $       9.67       $       9.89      $       9.89      $       9.77
                                              ======================================================================================

Units outstanding                                   98,999            61,262             25,978            86,123            63,079
                                              ======================================================================================

                                                       Service Class Shares                       Service Shares
                                              ---------------------------------------  -------------------------------------
                                                                                                                  Janus
                                                        MFS                                    Janus              Aspen
                                                      Capital           MFS Total              Aspen           Aggressive
                                                   Opportunities         Return               Growth             Growth
                                                     Division           Division             Division           Division
                                              ---------------------------------------  -------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)                  $  1,864,711      $    666,979         $  1,342,148       $    895,805


Liabilities
Payable to (receivable from) the general
  account of Integrity                                       277              (263)                (419)             1,003
                                              ---------------------------------------  -------------------------------------

Net assets                                          $  1,864,434      $    667,242         $  1,342,567       $    894,802
                                              =======================================  =====================================

Unit value                                          $       9.64      $      11.21         $       8.78       $       7.72
                                              =======================================  =====================================

Units outstanding                                        193,406            59,522              152,912            115,907
                                              =======================================  =====================================

                                                                         Service Shares
                                              -------------------------------------------------------------------
                                                                       Janus            Janus            Janus
                                                   Janus Aspen         Aspen            Aspen            Aspen
                                                     Capital          Equity        International      Strategic
                                                  Appreciation        Income           Growth            Value
                                                    Division         Division         Division         Division            Total
                                              --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)                $  1,479,814     $    297,158     $  3,378,464     $    223,691       $555,203,516


Liabilities
Payable to (receivable from) the general
  account of Integrity                                    (683)            (126)          (1,469)             (83)               247
                                              --------------------------------------------------------------------------------------

Net assets                                        $  1,480,497     $    297,284     $  3,379,933     $    223,774       $555,203,269
                                              ======================================================================================

Unit value                                        $       8.92     $       9.74     $       8.72     $       9.66
                                              ===================================================================

Units outstanding                                      165,975           30,522          387,607           23,165
                                              ===================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                            Statement of Operations

                          Year Ended December 31, 2000

                                                                                 Initial Class Shares
                                                  --------------------------------------------------------------------------------
                                                      VIP Money          VIP Money
                                                        Market             Market        VIP High      VIP Equity-        VIP
                                                  (Grandmaster(TM))  (IQ Annuity(TM))     Income         Income         Growth
                                                       Division           Division       Division       Division       Division
                                                  --------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $  2,521,088      $    281,507    $  2,693,702   $  7,515,789   $ 14,904,652

Expenses
  Mortality and expense risk and
    administrative charges                                560,543            67,934         388,322      1,064,362      1,807,192
                                                  --------------------------------------------------------------------------------
Net investment income (loss)                            1,960,545           213,573       2,305,380      6,451,427     13,097,460

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                           --                --      (4,550,145)     3,545,317     11,125,197
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                    37               (18)      1,192,825     11,418,044     34,354,711
        End of period                                          37               (18)     (2,579,899)     5,144,979     (5,961,964)
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                           --                --      (3,772,724)    (6,273,065)   (40,316,675)
                                                  --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                               --                --      (8,322,869)    (2,727,748)   (29,191,478)
                                                  --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  1,960,545      $    213,573    $ (6,017,489)  $  3,723,679   $(16,094,018)
                                                  ================================================================================

                                                                                  Initial Class Shares
                                                     -------------------------------------------------------------------------------
                                                                     Investment        Investment
                                                          VIP        Grade Bond        Grade Bond     VIP II Asset VIP II Index 500
                                                       Overseas   (Grandmaster(TM)) (IQ Annuity(TM))     Manager   (Grandmaster(TM))
                                                       Division       Division          Division        Division       Division
                                                     -------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $  4,494,021   $  1,367,172      $      6,665    $  5,653,649    $  1,198,596

Expenses
  Mortality and expense risk and
    administrative charges                                532,031        246,775             4,064         630,209       1,042,975
                                                     -------------------------------------------------------------------------------
Net investment income (loss)                            3,961,990      1,120,397             2,601       5,023,440         155,621

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                    1,135,910     (1,168,047)               --         549,755       5,310,335
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                             9,369,463       (756,411)              464       6,529,077      18,158,659
        End of period                                  (3,699,879)       931,354            34,856      (1,456,089)      4,424,338
                                                     -------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                  (13,069,342)     1,687,765            34,392      (7,985,166)    (13,734,321)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                      (11,933,432)       519,718            34,392      (7,435,411)     (8,423,986)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ (7,971,442)  $  1,640,115      $     36,993    $ (2,411,971)   $ (8,268,365)
                                                     ===============================================================================

                                                                                 Initial Class Shares
                                                   --------------------------------------------------------------------------------
                                                                      VIP II Asset                     VIP III
                                                   VIP II Index 500     Manager:         VIP II         Growth          VIP III
                                                   (IQ Annuity(TM))      Growth        Contrafund    Opportunities      Balanced
                                                       Division         Division        Division       Division         Division
                                                   --------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $     14,291     $  1,470,755    $ 11,508,322    $  1,185,296    $    268,126

Expenses
  Mortality and expense risk and
    administrative charges                                 20,755          176,993       1,127,640         172,103          60,905
                                                   --------------------------------------------------------------------------------
Net investment income (loss)                               (6,464)       1,293,762      10,380,682       1,013,193         207,221

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                           --          304,393      11,539,960          29,376          16,159
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                84,084        2,105,947      23,098,523       1,246,534         207,197
        End of period                                     (97,040)      (1,335,066)     (5,485,930)     (2,215,393)       (322,104)
                                                   --------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                     (181,124)      (3,441,013)    (28,584,453)     (3,461,927)       (529,301)
                                                   --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                         (181,124)      (3,136,620)    (17,044,493)     (3,432,551)       (513,142)
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $   (187,588)    $ (1,842,858)   $ (6,663,811)   $ (2,419,358)   $   (305,921)
                                                   ================================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                     Initial Class
                                                        Shares                               Service Class Shares
                                                     --------------  ---------------------------------------------------------------
                                                       VIP III
                                                       Growth &      VIP III Mid Cap   VIP III Mid Cap     VIP High      VIP Equity-
                                                        Income      (Grandmaster(TM)) (IQ Annuity(TM))      Income         Income
                                                       Division         Division          Division         Division       Division
                                                     --------------  ---------------------------------------------------------------
Investment income
  Reinvested dividends                               $ 2,027,774       $    37,048      $     7,022       $    18,223   $    45,508

Expenses
  Mortality and expense risk and
    administrative charges                               277,294            53,353            8,306             7,365        10,102
                                                     --------------  ---------------------------------------------------------------
Net investment income (loss)                           1,750,480           (16,305)          (1,284)           10,858        35,406

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                   1,358,669                --               --          (197,473)      (60,513)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                            3,025,579            15,388            7,188             2,812       (12,844)
        End of period                                 (1,350,494)          682,439           89,391            (3,287)       46,167
                                                     --------------  ---------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                  (4,376,073)          667,051           82,203            (6,099)       59,011
                                                     --------------  ---------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                      (3,017,404)          667,051           82,203          (203,572)       (1,502)
                                                     --------------  ---------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $(1,266,924)      $   650,746      $    80,919       $  (192,714)  $    33,904
                                                     ==============  ===============================================================

                                                                               Service Class Shares
                                                     ---------------------------------------------------------------------------
                                                                                                     VIP II Asset
                                                                                     VIP II Asset      Manager:        VIP II
                                                      VIP Growth    VIP Overseas        Manager         Growth       Contrafund
                                                       Division       Division         Division        Division       Division
                                                     ---------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $    93,880     $   960,800      $   102,951    $     7,534    $    77,387

Expenses
  Mortality and expense risk and
    administrative charges                                23,294          50,464           15,020          1,468         18,016
                                                     ---------------------------------------------------------------------------
Net investment income (loss)                              70,586         910,336           87,931          6,066         59,371

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                          --       2,635,033           (2,363)          (158)       (37,737)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                              149,950           5,304           69,135          5,614         67,567
        End of period                                   (316,920)        (13,931)         (80,422)       (18,827)      (106,319)
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                    (466,870)        (19,235)        (149,557)       (24,441)      (173,886)
                                                     ---------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                        (466,870)      2,615,798         (151,920)       (24,599)      (211,623)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  (396,284)    $ 3,526,134      $   (63,989)   $   (18,533)   $  (152,252)
                                                     ===========================================================================

                                                                     Service Class Shares
                                                     --------------------------------------------------
                                                           VIP III                            VIP III
                                                           Growth            VIP III         Growth &
                                                       Opportunities        Balanced          Income
                                                          Division          Division         Division
                                                     --------------------------------------------------
Investment income
  Reinvested dividends                                  $    28,234       $    25,410       $    67,497

Expenses
  Mortality and expense risk and
    administrative charges                                    5,469             8,296            17,486
                                                     --------------------------------------------------
Net investment income (loss)                                 22,765            17,114            50,011

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                        (31,586)          (16,820)          (26,867)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                   6,698             9,810            34,929
        End of period                                       (58,623)          (27,283)          (70,560)
                                                     --------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                        (65,321)          (37,093)         (105,489)
                                                     --------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                            (96,907)          (53,913)         (132,356)
                                                     --------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       $   (74,142)      $   (36,799)      $   (82,345)
                                                     ==================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                    Service Class Shares
                                                     ------------------------------------------------------------------------------
                                                           MFS
                                                        Emerging                               MFS Growth            MFS Mid
                                                         Growth           MFS Growth           With Income         Cap Growth
                                                       Division(1)        Division(1)          Division(1)         Division(1)
                                                     ------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $          --       $          --       $          --       $          --

Expenses
  Mortality and expense risk and
    administrative charges                                   3,726               3,122                 666               3,058
                                                     ------------------------------------------------------------------------------
Net investment income (loss)                                (3,726)             (3,122)               (666)             (3,058)

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                         4,195                (188)                 --              (7,275)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     --                  --                  --                  --
        End of period                                     (132,314)            (61,337)             (1,762)            (55,522)
                                                     ------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                      (132,314)            (61,337)             (1,762)            (55,522)
                                                     ------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                          (128,119)            (61,525)             (1,762)            (62,797)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    (131,845)      $     (64,647)      $      (2,428)      $     (65,855)
                                                     ==============================================================================

                                                                     Service Class Shares                          Service Shares
                                                   ----------------------------------------------------------  --------------------
                                                                              MFS                                      Janus
                                                        MFS New             Capital             MFS Total              Aspen
                                                       Discovery         Opportunities           Return                Growth
                                                      Division(1)          Division(1)         Division(1)           Division(1)
                                                   ----------------------------------------------------------  --------------------
Investment income
  Reinvested dividends                               $          --       $          --       $          --         $      34,114

Expenses
  Mortality and expense risk and
    administrative charges                                   2,952               7,188               1,441                 7,108
                                                   ----------------------------------------------------------  --------------------
Net investment income (loss)                                (2,952)             (7,188)             (1,441)               27,006

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                        (3,926)            (10,343)                352               (31,928)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     --                  --                  --                    --
        End of period                                      (59,088)           (188,508)             28,728              (225,019)
                                                   ----------------------------------------------------------  --------------------
    Change in net unrealized appreciation/
      depreciation during the period                       (59,088)           (188,508)             28,728              (225,019)
                                                   ----------------------------------------------------------  --------------------
Net realized and unrealized gain (loss)
  on investments                                           (63,014)           (198,851)             29,080              (256,947)
                                                   ----------------------------------------------------------  --------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     (65,966)      $    (206,039)      $      27,639         $    (229,941)
                                                   ==========================================================  ====================

                                                                                     Service Shares
                                                     -------------------------------------------------------------------------------
                                                              Janus                                 Janus                Janus
                                                              Aspen           Janus Aspen           Aspen                Aspen
                                                           Aggressive           Capital             Equity          International
                                                             Growth          Appreciation           Income              Growth
                                                           Division(1)        Division(1)         Division(1)         Division(1)
                                                     -------------------------------------------------------------------------------
Investment income
  Reinvested dividends                                   $      24,459       $       8,006       $      10,795       $      37,928

Expenses
  Mortality and expense risk and
    administrative charges                                       4,816               8,030               1,210              14,614
                                                     -------------------------------------------------------------------------------
Net investment income (loss)                                    19,643                 (24)              9,585              23,314

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                          (136,498)             (7,675)               (231)           (259,036)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         --                  --                  --                  --
        End of period                                         (219,270)           (270,174)            (27,075)           (221,772)
                                                     -------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                          (219,270)           (270,174)            (27,075)           (221,772)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                              (355,768)           (277,849)            (27,306)           (480,808)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        $    (336,125)      $    (277,873)      $     (17,721)      $    (457,494)
                                                     ===============================================================================

                                                      Service Shares
                                                     ----------------
                                                           Janus
                                                           Aspen
                                                         Strategic
                                                           Value
                                                         Division(2)          Total
                                                     ----------------------------------
Investment income
  Reinvested dividends                                $          --       $  58,698,201

Expenses
  Mortality and expense risk and
    administrative charges                                      854           8,457,521
                                                     ----------------------------------
Net investment income (loss)                                   (854)         50,240,680

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                             --          31,005,842
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                      --         110,396,266
        End of period                                        (5,371)        (15,284,971)
                                                     ----------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                         (5,371)       (125,681,237)
                                                     ----------------------------------
Net realized and unrealized gain (loss)
  on investments                                             (5,371)        (94,675,395)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $      (6,225)      $ (44,434,715)
                                                     ==================================

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000
(2)   For the period July 10, 2000 (commencement of operations) to December 31,
      2000

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2000

                                                                                     Initial Class Shares
                                                          --------------------------------------------------------------------------
                                                            VIP Money           VIP Money
                                                              Market              Market             VIP High          VIP Equity-
                                                        (Grandmaster(TM))    (IQ Annuity(TM))         Income              Income
                                                             Division            Division            Division            Division
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $   1,960,545       $     213,573       $   2,305,380       $   6,451,427
  Net realized gain (loss) on sales of investments                   --                  --          (4,550,145)          3,545,317
  Change in net unrealized appreciation/depreciation
    during the period                                                --                  --          (3,772,724)         (6,273,065)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,960,545             213,573          (6,017,489)          3,723,679

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       3,830,275          11,598,255             200,016           1,000,120
    Contract terminations and benefits                      (18,223,340)        (15,093,068)         (5,989,000)        (19,562,112)
    Net transfers among investment options                   (6,672,561)          1,989,200         (11,911,103)         (7,624,746)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (21,065,626)         (1,505,613)        (17,700,087)        (26,186,738)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                           (19,105,081)         (1,292,040)        (23,717,576)        (22,463,059)

Net assets, beginning of year                                54,851,795           6,678,817          43,860,772          97,973,290
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $  35,746,714       $   5,386,777       $  20,143,196       $  75,510,231
                                                          ==========================================================================

Unit transactions
  Contributions                                                 224,098           1,112,306              12,620              25,313
  Terminations and benefits                                  (1,060,834)         (1,445,194)           (370,555)           (495,083)
  Net transfers                                                (392,406)            182,010            (648,273)           (210,744)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                             (1,229,142)           (150,878)         (1,006,208)           (680,514)
                                                          ==========================================================================

                                                                                     Initial Class Shares
                                                          -------------------------------------------------------------------------
                                                                                                VIP II Investment  VIP II Investment
                                                                VIP                VIP             Grade Bond          Grade Bond
                                                              Growth            Overseas        (Grandmaster(TM))   (IQ Annuity(TM))
                                                             Division           Division            Division            Division
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  13,097,460      $   3,961,990       $   1,120,397       $       2,601
  Net realized gain (loss) on sales of investments           11,125,197          1,135,910          (1,168,047)                 --
  Change in net unrealized appreciation/depreciation
    during the period                                       (40,316,675)       (13,069,342)          1,687,765              34,392
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (16,094,018)        (7,971,442)          1,640,115              36,993

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       3,666,646            366,946              72,604             384,871
    Contract terminations and benefits                      (27,386,268)        (7,879,353)         (4,189,444)            (14,592)
    Net transfers among investment options                   13,236,994          4,385,110            (867,274)            440,266
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (10,482,628)        (3,127,297)         (4,984,114)            810,545
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets                           (26,576,646)       (11,098,739)         (3,343,999)            847,538

Net assets, beginning of year                               134,925,675         41,100,287          21,112,479              91,019
                                                          -------------------------------------------------------------------------

Net assets, end of year                                   $ 108,349,029      $  30,001,548       $  17,768,480       $     938,557
                                                          =========================================================================

Unit transactions
  Contributions                                                  47,303             12,892               3,371              36,802
  Terminations and benefits                                    (350,283)          (274,129)           (193,990)             (1,407)
  Net transfers                                                 153,514            148,283             (45,130)             41,207
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                               (149,466)          (112,954)           (235,749)             76,602
                                                          =========================================================================

                                                                                     Initial Class Shares
                                                          --------------------------------------------------------------------------
                                                                                                                      VIP II Asset
                                                           VIP II Asset     VIP II Index 500     VIP II Index 500        Manager:
                                                              Manager       (Grandmaster(TM))    (IQ Annuity(TM))         Growth
                                                             Division           Division             Division            Division
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $   5,023,440       $     155,621       $      (6,464)      $   1,293,762
  Net realized gain (loss) on sales of investments              549,755           5,310,335                  --             304,393
  Change in net unrealized appreciation/depreciation
    during the period                                        (7,985,166)        (13,734,321)           (181,124)         (3,441,013)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,411,971)         (8,268,365)           (187,588)         (1,842,858)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         415,912           2,518,708           1,265,936             180,128
    Contract terminations and benefits                      (11,435,158)        (12,842,919)           (393,264)         (1,919,386)
    Net transfers among investment options                   (2,401,343)          1,372,138             630,479            (369,493)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (13,420,589)         (8,952,073)          1,503,151          (2,108,751)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                           (15,832,560)        (17,220,438)          1,315,563          (3,951,609)

Net assets, beginning of year                                55,231,957          83,614,628             896,952          14,881,829
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $  39,399,397       $  66,394,190       $   2,212,515       $  10,930,220
                                                          ==========================================================================

Unit transactions
  Contributions                                                  12,905              76,395             117,398               8,325
  Terminations and benefits                                    (361,807)           (391,214)            (35,346)            (86,418)
  Net transfers                                                 (77,518)             37,365              57,340             (17,962)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                               (426,420)           (277,454)            139,392             (96,055)
                                                          ==========================================================================

                                                                          Initial Class Shares
                                                          ------------------------------------------------------
                                                                                  VIP III
                                                              VIP II              Growth             VIP III
                                                            Contrafund        Opportunities         Balanced
                                                             Division            Division           Division
                                                          ------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  10,380,682       $   1,013,193       $     207,221
  Net realized gain (loss) on sales of investments           11,539,960              29,376              16,159
  Change in net unrealized appreciation/depreciation
    during the period                                       (28,584,453)         (3,461,927)           (529,301)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,663,811)         (2,419,358)           (305,921)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       2,229,486             144,447              46,300
    Contract terminations and benefits                      (17,301,187)         (2,175,553)         (1,106,745)
    Net transfers among investment options                    5,726,922          (1,422,503)          1,182,814
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         (9,344,779)         (3,453,609)            122,369
                                                          ------------------------------------------------------
Increase (decrease) in net assets                           (16,008,590)         (5,872,967)           (183,552)

Net assets, beginning of year                                87,916,613          15,696,150           4,970,662
                                                          ------------------------------------------------------

Net assets, end of year                                   $  71,908,023       $   9,823,183       $   4,787,110
                                                          ======================================================

Unit transactions
  Contributions                                                  73,231              10,274               3,553
  Terminations and benefits                                    (567,952)           (152,426)            (82,993)
  Net transfers                                                 177,666            (103,491)             86,865
                                                          ------------------------------------------------------
Net increase (decrease) in units                               (317,055)           (245,643)              7,425
                                                          ======================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                         Initial Class
                                                             Shares                           Service Class Shares
                                                        ----------------   ---------------------------------------------------------
                                                            VIP III
                                                            Growth &        VIP III Mid Cap   VIP III Mid Cap        VIP High
                                                             Income        (Grandmaster(TM))  (IQ Annuity(TM))        Income
                                                            Division           Division           Division           Division
                                                        ----------------   ---------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  1,750,480       $    (16,305)      $     (1,284)      $     10,858
  Net realized gain (loss) on sales of investments           1,358,669                 --                 --           (197,473)
  Change in net unrealized appreciation/depreciation
    during the period                                       (4,376,073)           667,051             82,203             (6,099)
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (1,266,924)           650,746             80,919           (192,714)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        416,797            215,417          1,607,454            808,335
    Contract terminations and benefits                      (3,245,639)          (739,160)           (62,568)           (55,899)
    Net transfers among investment options                  (2,435,512)        10,220,143            383,877             86,547
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (5,264,354)         9,696,400          1,928,763            838,983
                                                        ----------------   ---------------------------------------------------------
Increase (decrease) in net assets                           (6,531,278)        10,347,146          2,009,682            646,269

Net assets, beginning of year                               24,623,657            132,739             30,959            263,810
                                                        ----------------   ---------------------------------------------------------

Net assets, end of year                                   $ 18,092,379       $ 10,479,885       $  2,040,641       $    910,079
                                                        ================   =========================================================

Unit transactions
  Contributions                                                 26,293             13,203             91,980             80,588
  Terminations and benefits                                   (201,900)           (45,025)            (3,804)            (6,151)
  Net transfers                                               (160,042)           628,523             22,073             18,615
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in units                              (335,649)           596,701            110,249             93,052
                                                        ================   =========================================================

                                                                                    Service Class Shares
                                                        ----------------------------------------------------------------------------
                                                            VIP Equity-                                             VIP II Asset
                                                              Income           VIP Growth       VIP Overseas           Manager
                                                             Division           Division          Division            Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $     35,406       $     70,586       $    910,336       $     87,931
  Net realized gain (loss) on sales of investments             (60,513)                --          2,635,033             (2,363)
  Change in net unrealized appreciation/depreciation
    during the period                                           59,011           (466,870)           (19,235)          (149,557)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     33,904           (396,284)         3,526,134            (63,989)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        358,082          2,291,452            171,724            315,104
    Contract terminations and benefits                         (38,244)          (312,960)          (184,197)           (10,504)
    Net transfers among investment options                     407,744            452,581         (3,522,342)            22,781
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           727,582          2,431,073         (3,534,815)           327,381
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                              761,486          2,034,789             (8,681)           263,392

Net assets, beginning of year                                  558,472            838,325            372,563            965,958
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                   $  1,319,958       $  2,873,114       $    363,882       $  1,229,350
                                                        ============================================================================

Unit transactions
  Contributions                                                 36,024            181,344             13,489             30,955
  Terminations and benefits                                     (3,943)           (23,823)           (14,699)            (1,057)
  Net transfers                                                 37,500             33,945              7,381              2,193
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                69,581            191,466              6,171             32,091
                                                        ============================================================================

                                                                         Service Class Shares
                                                        ---------------------------------------------------------
                                                          VIP II Asset                              VIP III
                                                            Manager:             VIP II             Growth
                                                             Growth            Contrafund       Opportunities
                                                            Division            Division           Division
                                                        ---------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      6,066       $     59,371       $     22,765
  Net realized gain (loss) on sales of investments                (158)           (37,737)           (31,586)
  Change in net unrealized appreciation/depreciation
    during the period                                          (24,441)          (173,886)           (65,321)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (18,533)          (152,252)           (74,142)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        105,169          1,663,165            279,207
    Contract terminations and benefits                            (419)          (254,705)          (105,762)
    Net transfers among investment options                      37,024            491,456             20,021
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           141,774          1,899,916            193,466
                                                        ---------------------------------------------------------
Increase (decrease) in net assets                              123,241          1,747,664            119,324

Net assets, beginning of year                                   68,144            563,294            344,580
                                                        ---------------------------------------------------------

Net assets, end of year                                   $    191,385       $  2,310,958       $    463,904
                                                        =========================================================

Unit transactions
  Contributions                                                 11,130            147,749             31,201
  Terminations and benefits                                        (44)           (22,492)           (11,031)
  Net transfers                                                  3,658             41,730              2,223
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                14,744            166,987             22,393
                                                        =========================================================

                                                               Service Class Shares
                                                        ----------------------------------
                                                                                VIP III
                                                              VIP III          Growth &
                                                             Balanced           Income
                                                             Division          Division
                                                        ----------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $     17,114       $     50,011
  Net realized gain (loss) on sales of investments             (16,820)           (26,867)
  Change in net unrealized appreciation/depreciation
    during the period                                          (37,093)          (105,489)
                                                        ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (36,799)           (82,345)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        191,130            783,465
    Contract terminations and benefits                        (239,237)          (147,319)
    Net transfers among investment options                     246,922            346,497
                                                        ----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           198,815            982,643
                                                        ----------------------------------
Increase (decrease) in net assets                              162,016            900,298

Net assets, beginning of year                                  430,870            776,492
                                                        ----------------------------------

Net assets, end of year                                   $    592,886       $  1,676,790
                                                        ==================================

Unit transactions
  Contributions                                                 19,346             75,445
  Terminations and benefits                                    (24,819)           (14,361)
  Net transfers                                                 25,137             32,924
                                                        ----------------------------------
Net increase (decrease) in units                                19,664             94,008
                                                        ==================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                      Service Class Shares
                                                          --------------------------------------------------------------------------
                                                                MFS
                                                             Emerging                              MFS Growth             MFS Mid
                                                              Growth            MFS Growth         With Income          Cap Growth
                                                            Division(1)         Division(1)        Division(1)          Division(1)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      (3,726)      $      (3,122)      $        (666)      $      (3,058)
  Net realized gain (loss) on sales of investments                4,195                (188)                 --              (7,275)
  Change in net unrealized appreciation/depreciation
    during the period                                          (132,314)            (61,337)             (1,762)            (55,522)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (131,845)            (64,647)             (2,428)            (65,855)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         989,145             615,882             228,319             854,688
    Contract terminations and benefits                          (18,852)             (8,075)               (517)            (23,732)
    Net transfers among investment options                       52,543              49,244              31,548              86,655
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          1,022,836             657,051             259,350             917,611
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                               890,991             592,404             256,922             851,756

Net assets, beginning of year                                        --                  --                  --                  --
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $     890,991       $     592,404       $     256,922       $     851,756
                                                          ==========================================================================

Unit transactions
  Contributions                                                  96,983              57,426              22,838              80,750
  Terminations and benefits                                      (1,933)               (774)                (52)             (2,285)
  Net transfers                                                   3,949               4,610               3,192               7,658
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                                 98,999              61,262              25,978              86,123
                                                          ==========================================================================

                                                                           Service Class Shares                      Service Shares
                                                          -------------------------------------------------------  -----------------
                                                                                    MFS                                   Janus
                                                              MFS New             Capital            MFS Total            Aspen
                                                             Discovery         Opportunities          Return              Growth
                                                            Division(1)          Division(1)        Division(1)         Division(1)
                                                          -------------------------------------------------------  -----------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      (2,952)      $      (7,188)      $      (1,441)      $      27,006
  Net realized gain (loss) on sales of investments               (3,926)            (10,343)                352             (31,928)
  Change in net unrealized appreciation/depreciation
    during the period                                           (59,088)           (188,508)             28,728            (225,019)
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,966)           (206,039)             27,639            (229,941)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         636,761           1,658,289             492,413           1,298,999
    Contract terminations and benefits                          (26,593)            (34,146)             (1,808)            (20,584)
    Net transfers among investment options                       72,080             446,330             148,998             294,093
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in net assets
  from contract related transactions                            682,248           2,070,473             639,603           1,572,508
                                                          -------------------------------------------------------  -----------------
Increase (decrease) in net assets                               616,282           1,864,434             667,242           1,342,567

Net assets, beginning of year                                        --                  --                  --                  --
                                                          -------------------------------------------------------  -----------------

Net assets, end of year                                   $     616,282       $   1,864,434       $     667,242       $   1,342,567
                                                          =======================================================  =================

Unit transactions
  Contributions                                                  59,259             155,199              46,023             130,330
  Terminations and benefits                                      (2,636)             (3,331)               (169)             (2,092)
  Net transfers                                                   6,456              41,538              13,668              24,674
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in units                                 63,079             193,406              59,522             152,912
                                                          =======================================================  =================

                                                                                         Service Shares
                                                          --------------------------------------------------------------------------
                                                               Janus                                 Janus                 Janus
                                                               Aspen           Janus Aspen           Aspen                 Aspen
                                                            Aggressive           Capital             Equity           International
                                                              Growth          Appreciation           Income               Growth
                                                            Division(1)        Division(1)         Division(1)          Division(1)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      19,643       $         (24)      $       9,585       $      23,314
  Net realized gain (loss) on sales of investments             (136,498)             (7,675)               (231)           (259,036)
  Change in net unrealized appreciation/depreciation
    during the period                                          (219,270)           (270,174)            (27,075)           (221,772)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (336,125)           (277,873)            (17,721)           (457,494)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       1,008,918           1,613,240             214,196           3,484,130
    Contract terminations and benefits                          (15,063)           (108,851)             (1,749)            (19,081)
    Net transfers among investment options                      237,072             253,981             102,558             372,378
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          1,230,927           1,758,370             315,005           3,837,427
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                               894,802           1,480,497             297,284           3,379,933

Net assets, beginning of year                                        --                  --                  --                  --
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $     894,802       $   1,480,497       $     297,284       $   3,379,933
                                                          ==========================================================================

Unit transactions
  Contributions                                                  94,525             152,541              20,610             353,890
  Terminations and benefits                                      (1,598)            (10,889)               (175)             (1,996)
  Net transfers                                                  22,980              24,323              10,087              35,713
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                                115,907             165,975              30,522             387,607
                                                          ==========================================================================

                                                          Service Shares
                                                          --------------
                                                               Janus
                                                               Aspen
                                                             Strategic
                                                               Value
                                                             Division(2)          Total
                                                          ----------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $        (854)      $  50,240,680
  Net realized gain (loss) on sales of investments                   --          31,005,842
  Change in net unrealized appreciation/depreciation
    during the period                                            (5,371)       (125,681,237)
                                                          ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,225)        (44,434,715)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         176,622          50,398,753
    Contract terminations and benefits                           (1,793)       (151,188,846)
    Net transfers among investment options                       55,170           6,655,289
                                                          ----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            229,999         (94,134,804)
                                                          ----------------------------------
Increase (decrease) in net assets                               223,774        (138,569,519)

Net assets, beginning of year                                        --         693,772,788
                                                          ----------------------------------

Net assets, end of year                                   $     223,774       $ 555,203,269
                                                          ==================================

Unit transactions
  Contributions                                                  17,842
  Terminations and benefits                                        (184)
  Net transfers                                                   5,507
                                                          --------------
Net increase (decrease) in units                                 23,165
                                                          ==============

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000
(2)   For the period July 10, 2000 (commencement of operations) to December 31,
      2000

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1999

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                              Money               Money
                                                              Market              Market               High               Equity
                                                        (Grandmaster(TM))    (IQ Annuity(TM))         Income              Income
                                                             Division           Division(1)          Division            Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                           $   2,124,844       $      62,277       $   4,318,275       $   4,496,276
   Net realized gain (loss) on sales of investments                  --                  --          (1,271,083)         11,931,143
   Change in net unrealized appreciation/depreciation
     during the period                                               19                 (18)          1,205,637         (10,727,577)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  2,124,863              62,259           4,252,829           5,699,842

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                      3,817,318             740,151             911,552           5,029,460
     Contract terminations and benefits                     (27,672,383)           (102,099)         (7,516,166)        (28,852,976)
     Net transfers among investment options                  24,636,392           5,978,506          (7,467,907)        (14,313,419)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           781,327           6,616,558         (14,072,521)        (38,136,935)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                             2,906,190           6,678,817          (9,819,692)        (32,437,093)

Net assets, beginning of year                                51,945,605                  --          53,680,464         130,410,383
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                   $  54,851,795       $   6,678,817       $  43,860,772       $  97,973,290
                                                        ============================================================================

Unit transactions
   Contributions                                                231,566              73,710              53,299             124,423
   Terminations and benefits                                 (1,662,717)            (10,117)           (439,141)           (723,939)
   Net transfers                                              1,487,979             591,193            (386,704)           (365,124)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                 56,828             654,786            (772,546)           (964,640)
                                                        ============================================================================

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                                                                  Investment          Investment
                                                                                                  Grade Bond          Grade Bond
                                                            Growth             Overseas        (Grandmaster(TM))   (IQ Annuity(TM))
                                                           Division            Division            Division           Division(2)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $  11,197,117       $   1,039,436       $   1,001,416       $        (471)
   Net realized gain (loss) on sales of investments        13,237,102           4,046,708             (86,789)                 44
   Change in net unrealized appreciation/depreciation
     during the period                                     11,616,687           8,180,838          (1,502,953)                464
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               36,050,906          13,266,982            (588,326)                 37

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    6,385,976             864,570             724,033              75,171
     Contract terminations and benefits                   (31,409,934)         (8,992,259)         (7,683,893)             (6,507)
     Net transfers among investment options                13,268,851          (3,952,006)          2,214,288              22,318
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                     (11,755,107)        (12,079,695)         (4,745,572)             90,982
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                          24,295,799           1,187,287          (5,333,898)             91,019

Net assets, beginning of year                             110,629,876          39,913,000          26,446,377                  --
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                 $ 134,925,675       $  41,100,287       $  21,112,479       $      91,019
                                                        ============================================================================

Unit transactions
   Contributions                                              102,072              37,101              34,485               7,522
   Terminations and benefits                                 (482,926)           (358,045)           (365,953)               (651)
   Net transfers                                              185,679            (165,359)            106,306               2,240
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                             (195,175)           (486,303)           (225,162)              9,111
                                                        ============================================================================

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                                                                                        Asset
                                                             Asset            Index 500            Index 500           Manager:
                                                            Manager       (Grandmaster(TM))    (IQ Annuity(TM))         Growth
                                                           Division           Division            Division(2)          Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $   4,405,792       $     115,090       $      (5,149)      $     767,049
   Net realized gain (loss) on sales of investments         5,415,250          12,538,937               2,579             882,504
   Change in net unrealized appreciation/depreciation
     during the period                                     (4,362,033)          1,712,720              84,084             286,514
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                5,459,009          14,366,747              81,514           1,936,067

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    1,485,962           9,070,887             680,029             590,779
     Contract terminations and benefits                   (22,411,183)        (17,251,494)            (45,987)         (2,113,413)
     Net transfers among investment options                (1,103,590)           (215,231)            181,396            (727,400)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                     (22,028,811)         (8,395,838)            815,438          (2,250,034)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                         (16,569,802)          5,970,909             896,952            (313,967)

Net assets, beginning of year                              71,801,759          77,643,719                  --          15,195,796
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                 $  55,231,957       $  83,614,628       $     896,952       $  14,881,829
                                                        ============================================================================

Unit transactions
   Contributions                                               49,612             300,118              68,021              28,066
   Terminations and benefits                                 (745,494)           (562,267)             (6,172)            (98,430)
   Net transfers                                              (35,573)              5,044              17,387             (33,059)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                             (731,455)           (257,105)             79,236            (103,423)
                                                        ============================================================================

                                                                         Initial Class Shares
                                                        ------------------------------------------------------
                                                                                Growth
                                                          Contrafund        Opportunities         Balanced
                                                           Division            Division           Division
                                                        ------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $   2,168,614       $     263,721       $     134,134
   Net realized gain (loss) on sales of investments         9,737,249             982,789              96,383
   Change in net unrealized appreciation/depreciation
     during the period                                      5,093,334            (836,566)           (105,092)
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               16,999,197             409,944             125,425

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    6,273,981           2,225,557             579,550
     Contract terminations and benefits                   (16,827,289)         (2,461,455)           (686,420)
     Net transfers among investment options                   693,494            (474,384)          1,000,953
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                      (9,859,814)           (710,282)            894,083
                                                        ------------------------------------------------------
Increase (decrease) in net assets                           7,139,383            (300,338)          1,019,508

Net assets, beginning of year                              80,777,230          15,996,488           3,951,154
                                                        ------------------------------------------------------

Net assets, end of year                                 $  87,916,613       $  15,696,150       $   4,970,662
                                                        ======================================================

Unit transactions
   Contributions                                              233,414             150,604              43,079
   Terminations and benefits                                 (616,596)           (168,324)            (51,747)
   Net transfers                                               25,770             (32,804)             74,768
                                                        ------------------------------------------------------
Net increase (decrease) in units                             (357,412)            (50,524)             66,100
                                                        ======================================================

(1)   For the period June 21, 1999 (commencement of operations) to December 31,
      1999
(2)   For the period June 2, 1999 (commencement of operations) to December 31,
      1999

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 1999

                                                           Initial Class
                                                               Shares                        Service Class Shares
                                                           ----------------  -------------------------------------------------------
                                                              Growth &            Mid Cap           Mid Cap                High
                                                               Income        (Grandmaster(TM))  (IQ Annuity(TM))          Income
                                                              Division          Division(5)        Division(5)          Division(1)
                                                           ----------------  -------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      67,048       $         358      $          89       $      (1,571)
   Net realized gain (loss) on sales of investments            1,874,881                  19                 67                (178)
   Change in net unrealized appreciation/depreciation
     during the period                                          (150,337)             15,388              7,188               2,812
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   1,791,592              15,765              7,344               1,063

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                       3,110,890                  15             20,739             216,707
     Contract terminations and benefits                       (3,664,816)                 --               (967)             (3,608)
     Net transfers among investment options                    1,119,311             116,959              3,843              49,648
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            565,385             116,974             23,615             262,747
                                                           ----------------  -------------------------------------------------------
Increase (decrease) in net assets                              2,356,977             132,739             30,959             263,810

Net assets, beginning of year                                 22,266,680                  --                 --                  --
                                                           ----------------  -------------------------------------------------------

Net assets, end of year                                    $  24,623,657       $     132,739      $      30,959       $     263,810
                                                           ================  =======================================================

Unit transactions
   Contributions                                                 196,235                   1              1,995              21,691
   Terminations and benefits                                    (229,616)                 --                (92)               (366)
   Net transfers                                                  72,089              10,124                342               5,056
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in units                                  38,708              10,125              2,245              26,381
                                                           ================  =======================================================

                                                                                      Service Class Shares
                                                           -------------------------------------------------------------------------
                                                               Equity-                                                     Asset
                                                               Income              Growth            Overseas             Manager
                                                             Division(1)         Division(1)        Division(1)         Division(2)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      (3,559)      $      (4,449)      $     (20,907)     $      (5,076)
   Net realized gain (loss) on sales of investments               (1,949)             22,418           1,376,575                 67
   Change in net unrealized appreciation/depreciation
     during the period                                           (12,844)            149,950               5,304             69,135
                                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                     (18,352)            167,919           1,360,972             64,126

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                         539,735             616,550           5,276,593            765,251
     Contract terminations and benefits                          (19,343)           (187,691)             (6,020)              (450)
     Net transfers among investment options                       56,432             241,547          (6,258,982)           137,031
                                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            576,824             670,406            (988,409)           901,832
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                                558,472             838,325             372,563            965,958

Net assets, beginning of year                                         --                  --                  --                 --
                                                           -------------------------------------------------------------------------

Net assets, end of year                                    $     558,472       $     838,325       $     372,563      $     965,958
                                                           =========================================================================

Unit transactions
   Contributions                                                  54,274              58,617             498,928             78,554
   Terminations and benefits                                      (2,816)            (15,819)               (486)               (45)
   Net transfers                                                   5,880              22,953            (471,168)            14,461
                                                           -------------------------------------------------------------------------
Net increase (decrease) in units                                  57,338              65,751              27,274             92,970
                                                           =========================================================================

                                                                            Service Class Shares
                                                           ------------------------------------------------------
                                                                Asset
                                                              Manager:                                 Growth
                                                               Growth            Contrafund        Opportunities
                                                             Division(3)         Division(1)         Division(4)
                                                           ------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $        (356)      $      (2,881)      $      (1,573)
   Net realized gain (loss) on sales of investments                  (76)                543                (655)
   Change in net unrealized appreciation/depreciation
     during the period                                             5,614              67,567               6,698
                                                           ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       5,182              65,229               4,470

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                          49,298             374,717             182,696
     Contract terminations and benefits                               --             (32,594)             (9,656)
     Net transfers among investment options                       13,664             155,942             167,070
                                                           ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                             62,962             498,065             340,110
                                                           ------------------------------------------------------
Increase (decrease) in net assets                                 68,144             563,294             344,580

Net assets, beginning of year                                         --                  --                  --
                                                           ------------------------------------------------------

Net assets, end of year                                    $      68,144       $     563,294       $     344,580
                                                           ======================================================

Unit transactions
   Contributions                                                   5,085              36,538              18,335
   Terminations and benefits                                          --              (3,129)               (992)
   Net transfers                                                   1,436              14,777              17,115
                                                           ------------------------------------------------------
Net increase (decrease) in units                                   6,521              48,186              34,458
                                                           ======================================================

                                                                Service Class Shares
                                                           ---------------------------------
                                                                                 Growth &
                                                              Balanced            Income
                                                             Division(5)       Division(6)            Total
                                                           -----------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      (2,139)     $      (3,476)      $  32,109,929
   Net realized gain (loss) on sales of investments               (1,544)               598          60,783,582
   Change in net unrealized appreciation/depreciation
     during the period                                             9,810             34,929          10,857,272
                                                           -----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       6,127             32,051         103,750,783

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                         326,101            605,331          51,539,599
     Contract terminations and benefits                          (33,953)            (9,360)       (178,001,916)
     Net transfers among investment options                      132,595            148,470          15,825,791
                                                           -----------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            424,743            744,441        (110,636,526)
                                                           -----------------------------------------------------
Increase (decrease) in net assets                                430,870            776,492          (6,885,743)

Net assets, beginning of year                                         --                 --         700,658,531
                                                           -----------------------------------------------------

Net assets, end of year                                    $     430,870      $     776,492       $ 693,772,788
                                                           =====================================================

Unit transactions
   Contributions                                                  32,815             59,803
   Terminations and benefits                                      (3,530)            (1,011)
   Net transfers                                                  13,460             14,879
                                                           ---------------------------------
Net increase (decrease) in units                                  42,745             73,671
                                                           =================================

(1)   For the period June 2, 1999 (commencement of operations) to December 31,
      1999
(2)   For the period July 7, 1999 (commencement of operations) to December 31,
      1999
(3)   For the period July 13, 1999 (commencement of operations) to December 31,
      1999
(4)   For the period June 10, 1999 (commencement of operations) to December 31,
      1999
(5)   For the period June 15, 1999 (commencement of operations) to December 31,
      1999
(6)   For the period June 3, 1999 (commencement of operations) to December 31,
      1999

See accompanying notes.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company ("Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Prior to March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). Effective March 3, 2000, Integrity and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), were acquired by The Western and Southern Life Insurance Company ("W&S"). (See Note 4 of Notes to Financial Statements.)

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to a guaranteed interest division provided by Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed guaranteed rate options of Integrity's Separate Account GPO. Certain contract holders may also allocate new contributions to a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios: the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), and Janus Aspen Series ("Janus Aspen Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The Separate Account currently has forty-one investment divisions available (fourteen Fidelity VIP Funds each with corresponding initial class shares and service class shares, seven MFS Funds and six Janus Aspen Funds). The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the operative portfolios at December 31, 2000 for this Separate Account.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

VIP Money Market Portfolio seeks to earn as high a level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies and commercial paper and notes.

VIP High Income Portfolio seeks a high current income while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities compromising Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). It normally invests at least 65% of the Portfolio's assets in income-producing equity securities.

VIP Growth Portfolio seeks capital appreciation. It invests in companies that are believed to have above-average growth potential. These companies tend to have higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities for a strong industry or market position. The stocks of these companies are often called "growth" stocks.

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

VIP II Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the S&P 500 while keeping transaction costs and other expenses low.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

VIP II Asset Manager: Growth Portfolio is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds and short-term money market instruments. The Portfolio has a neutral mix, which represents the way the fund's investments will generally be allocated over the long term. The approximate neutral mix for stocks, bonds and short-term instruments is 70%, 25% and 5%, respectively.

VIP II Contrafund Portfolio seeks long-term capital appreciation by investing assets primarily in common stocks. The Portfolio invests assets in securities of companies whose value may not fully be recognized by the public. The Portfolio may include investments in companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks. The Portfolio has the ability to purchase other types of securities, including bonds which may be lower-quality debt securities.

VIP III Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities including lower-quality debt securities, when its outlook is neutral.

VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Investments may also include bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

VIP III Mid Cap Portfolio invests primarily in common stocks with at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management and basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Growth Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks and convertible securities of companies, which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital and income by investing at least 65% of its total assets in common stocks and related securities. The Portfolio invests generally on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500.

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, or warrants; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Equity Income Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during 2000 and the cost of shares held at December 31, 2000 for each division were as follows:

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. Investments (continued)

                   Division                              Purchases           Sales             Cost
----------------------------------------------------------------------------------------------------------
Initial Class:
   VIP Money Market (Grandmaster(TM))                  $226,344,979      $245,438,858      $ 35,746,011
   VIP Money Market (IQ Annuity(TM))                    409,201,502       410,495,395         5,385,535
   VIP High Income                                       51,594,922        66,972,070        22,729,636
   VIP Equity-Income                                     13,254,032        33,004,848        70,357,993
   VIP Growth                                            44,504,515        41,881,413       114,314,223
   VIP Overseas                                          69,809,030        68,967,385        33,704,684
   VIP II Investment Grade Bond (Grandmaster(TM))         9,645,943        13,517,156        16,833,906
   VIP II Investment Grade Bond (IQ Annuity(TM))            876,731            63,647           903,632
   VIP II Asset Manager                                   6,650,439        15,053,887        40,854,670
   VIP II Index 500 (Grandmaster(TM))                     8,420,327        17,206,339        61,969,325
   VIP II Index 500 (IQ Annuity(TM))                      2,034,098           537,878         2,308,964
   VIP II Asset Manager: Growth                           3,366,947         4,183,117        12,265,358
   VIP II Contrafund                                    123,867,355       122,831,208        77,391,090
   VIP III Growth Opportunities                           2,621,816         5,067,425        12,037,043
   VIP III Balanced                                       1,868,070         1,537,453         5,110,173
   VIP III Growth & Income                                6,358,957         9,872,578        19,446,419
Service Class:
    VIP III Mid Cap (Grandmaster(TM))                    10,676,853           995,532         9,798,686
    VIP III Mid Cap (IQ Annuity(TM))                      2,184,712           256,925         1,951,555
    VIP High Income                                       2,720,453         1,870,131           913,715
    VIP Equity-Income                                     1,363,734           600,869         1,273,915
    VIP Growth                                            3,213,777           711,496         3,190,379
    VIP Overseas                                        390,450,390       393,074,725           377,846
    VIP II Asset Manager                                    463,799            49,148         1,309,399
    VIP II Asset Manager: Growth                            149,133             1,317           210,158
    VIP II Contrafund                                     2,630,608           670,312         2,418,106
    VIP III Growth Opportunities                            510,050           293,724           522,488
    VIP III Balanced                                        435,625           219,798           619,992
    VIP III Growth & Income                               1,548,116           514,873         1,747,882
    MFS Emerging Growth                                   1,154,871           135,537         1,023,529
    MFS Growth                                              686,144            32,446           653,510
    MFS Growth With Income                                  260,057             1,288           258,769
    MFS Mid Cap Growth                                      994,705            80,017           907,413
    MFS New Discovery                                       739,942            60,764           675,252
    MFS Capital Opportunities                             2,180,546           116,984         2,053,219
    MFS Total Return                                        646,003             8,104           638,251
Service Shares:
    Janus Aspen Growth                                    1,684,982            85,887         1,567,167
    Janus Aspen Aggressive Growth                         1,275,889            24,316         1,115,075
    Janus Aspen Capital Appreciation                      1,943,366           185,703         1,749,988
    Janus Aspen Equity Income                               325,441               977           324,233
    Janus Aspen International Growth                      6,573,036         2,713,764         3,600,236
    Janus Aspen Strategic Value                             242,431            13,369           229,062
                                                                                        ------------------
                                                                                           $570,488,487
                                                                                        ==================

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are two contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster") and IQ the SmartAnnuity ("IQ"). Grandmaster has a deferred sales load charge and lower mortality and expense annual rate. IQ has no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges 1.20% and 0.15% and IQ charges 1.30% and 0.15% for mortality and expense risks and administrative expenses, respectively. For all contracts, an annual charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4. Events Relating to Integrity and ARM

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999, ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity. The transaction closed on March 3, 2000.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

                              Financial Statements,
                                (Statutory Basis)

                                 Integrity Life
                                Insurance Company

                     Years Ended December 31, 2000 and 1999
                      with Report of Independent Auditors

                        Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 2000 and 1999

                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets (Statutory Basis)...............................................2
Statements of Operations (Statutory Basis).....................................4
Statements of Changes in Capital and Surplus (Statutory Basis).................5
Statements of Cash Flows (Statutory Basis).....................................6
Notes to Financial Statements (Statutory Basis)................................8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2000 and 1999, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

April 6, 2001                                                  /s/ Ernst & Young

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                                 December 31,
                                                           2000               1999
                                                       -------------------------------
                                                               (In thousands)
Admitted assets
Cash and invested assets:
   Bonds                                               $ 1,422,318        $ 1,363,174
   Preferred stocks and non-affiliated common stock         80,431             75,828
   Investment in common stock of subsidiary                 72,422             55,179
   Mortgage loans                                           21,318              8,935
   Policy loans                                            107,400            104,194
   Cash and short-term investments                          21,608            177,279
   Other invested assets                                    20,590             50,405
                                                       ------------------------------
Total cash and invested assets                           1,746,087          1,834,994

Separate account assets                                  1,526,535          1,657,370
Accrued investment income                                   34,490             35,912
Reinsurance balances receivable                                360                101
Other admitted assets                                       18,819             14,769

                                                       ------------------------------
Total admitted assets                                  $ 3,326,291        $ 3,543,146
                                                       ==============================

                                                                  December 31,
                                                             2000             1999
                                                         ------------------------------
                                                                (In thousands)
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                          $ 1,591,106       $ 1,712,587
      Unpaid claims                                              146               120
      Deposits on policies to be issued, net                     747               766
                                                         -----------------------------
    Total policy and contract liabilities                  1,591,999         1,713,473

    Separate account liabilities                           1,498,535         1,657,370
    Accounts payable and accrued expenses                      9,533             2,009
    Transfers from separate accounts due, net                (33,165)          (34,299)
    Reinsurance balances payable                                 915             1,561
    Payable for securities                                     5,440                 -
    Asset valuation reserve                                   22,024            24,942
    Interest maintenance reserve                              23,357            26,706
    Other liabilities                                         19,143            66,772
                                                         -----------------------------
Total liabilities                                          3,137,781         3,458,534

Capital and surplus:
    Common stock, $2 par value, 1,500,000 shares
      authorized, issued and outstanding                       3,000             3,000
    Paid-in surplus                                          294,330           173,506
    Unassigned deficit                                      (108,820)          (91,894)
                                                         -----------------------------
Total capital and surplus                                    188,510            84,612
                                                         -----------------------------
Total liabilities and capital and surplus                $ 3,326,291       $ 3,543,146
                                                         =============================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                                                 Year ended December 31,
                                                                                 2000              1999
                                                                              ----------------------------
                                                                                     (In thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                       $  13,365        $   19,316
    Deposit-type funds                                                          179,266           576,356
    Net investment income                                                       133,428           250,298
    Amortization of the interest maintenance reserve                              1,461             2,080
    Separate account net gains (losses) from operations
      (excluding unrealized gains and losses)                                    (9,996)           26,600
    Reserve adjustments on reinsurance ceded                                    (10,935)          210,442
    Fees from management of separate account mutual funds                        14,627            15,827
    Surrender charges                                                             6,462             8,064
    Other revenues                                                                3,703            15,207
    Gain on settlement of notes payable                                          22,716                 -
                                                                              ---------------------------
Total premiums and other revenues                                               354,097         1,124,190

Benefits paid or provided:
    Death benefits                                                                5,984             6,588
    Annuity benefits                                                             79,598           183,245
    Surrender benefits                                                          438,338         1,245,928
    Interest on funds left on deposit                                               299            92,441
    Payments on supplementary contracts                                          14,962            13,155
    Increase (decrease) in reserves and deposit fund liabilities               (135,066)           32,323
                                                                              ---------------------------
Total benefits paid or provided                                                 404,115         1,573,680

Insurance and other expenses:
    Commissions                                                                  11,512            34,299
    General expenses                                                             27,803            28,602
    Taxes, licenses and fees                                                      1,371             2,627
    Net transfers from separate accounts                                       (101,428)         (511,329)
    Other expenses                                                                2,897           192,588
                                                                              ---------------------------
Total insurance and other expenses                                              (57,845)         (253,213)
                                                                              ---------------------------
Gain (loss) from operations before federal income taxes and
    net realized capital gains                                                    7,827          (196,277)

Federal income tax (benefit) expense                                             (7,552)            2,706
                                                                              ---------------------------
Gain (loss) from operations before net realized capital gains                    15,379          (198,983)

Net realized capital gains (losses), excluding realized capital gains (losses), net of tax, transferred to the interest
    maintenance reserve (2000-$(1,888); 1999-$(137,773))                         (7,117)            8,284
                                                                              ---------------------------
Net income (loss)                                                             $   8,262        $ (190,699)
                                                                              ===========================

See accompanying notes.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2000 and 1999

                                                Common         Paid-in            Unassigned           Total Capital
                                                Stock          Surplus         Surplus (Deficit)        and Surplus
                                             ------------------------------------------------------------------------
                                                                      (In thousands)
Balance, January 1, 1999                       $ 3,000        $ 122,006            $ 121,682             $ 246,688
Net loss                                                                            (190,699)             (190,699)
Net change in unrealized gain
    of subsidiary                                                                     (4,324)               (4,324)
Net change in nonadmitted assets
     and related items                                                                  (589)                 (589)
Change in reserve (change
    in valuation basis)                                                                3,000                 3,000
Decrease in asset valuation reserve                                                    9,636                 9,636
Change in surplus in
    separate accounts                                                                (26,600)              (26,600)
Capital contribution, net                                        51,500                                     51,500
Dividends to shareholder                                                              (4,000)               (4,000)
                                             ---------------------------------------------------------------------
Balance, December 31, 1999                       3,000          173,506              (91,894)               84,612

Net income                                                                             8,262                 8,262
Net change in unrealized gain
    of subsidiary                                                                    (24,581)              (24,581)
Net change in nonadmitted
    assets and related items                                                             641                   641
Change in reserve (change
    in valuation basis)                                                              (14,162)              (14,162)
Decrease in asset valuation reserve                                                    2,918                 2,918
Change in surplus in
    separate accounts                                                                  9,996                 9,996
Capital contribution                                            120,824                                    120,824
                                             ---------------------------------------------------------------------
Balance, December 31, 2000                     $ 3,000        $ 294,330            $(108,820)            $ 188,510
                                             =====================================================================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                      Year Ended December 31,
                                                                      2000              1999
                                                                   ----------------------------
                                                                         (In thousands)
Operations:
    Premiums, policy proceeds and other
      considerations received                                      $ 192,631       $   595,672
    Net investment income received                                   130,341           261,225
    Commission and expense allowances received (paid)
      on reinsurance ceded                                            (9,377)          222,417
    Benefits paid                                                   (539,155)       (1,449,145)
    Insurance expenses paid                                          (33,162)          (67,022)
    Other income received net of other expenses paid                  42,477             2,080
    Net transfers from separate accounts                              74,563           536,663
    Federal income taxes recovered (paid)                              4,998           (10,689)
                                                                   ---------------------------
Net cash provided by (used in) operations                           (136,684)           91,201

Investment activities:
Proceeds from sales, maturities, or repayments
    of investments:
      Bonds                                                          253,283         1,195,883
      Preferred stocks                                                     -            34,428
      Mortgage loans                                                     957             2,784
      Other invested assets                                           30,606            19,918
      Net gains (losses) on cash and short-term investments              (14)               18
      Profit on sale or maturity of derivative instruments                 -            13,633
      Miscellaneous proceeds                                               -             2,676
                                                                   ---------------------------
Total investment proceeds                                            284,832         1,269,340
Benefits recovered on capital gains                                        -             1,077
                                                                   ---------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                   284,832         1,270,417

                        Integrity Life Insurance Company

                                                                            Year Ended December 31,
                                                                            2000              1999
                                                                         ----------------------------
                                                                                (In thousands)
Cost of investments acquired:
    Bonds                                                                  321,418         1,589,428
    Preferred and common stocks                                                  -            70,728
    Mortgage loans                                                          13,340                 -
    Other invested assets                                                        -            19,112
    Miscellaneous applications                                                   -               813
                                                                         ---------------------------
Total cost of investments acquired                                         334,758         1,680,081
Net increase in policy loans and premium notes                               3,206             1,889
                                                                         ---------------------------
Net cash used in investment activities                                     (53,132)         (411,553)

Financing and miscellaneous activities:
Other cash provided:
    Capital and surplus paid-in                                            120,824            51,500
    Seed redemption from separate account                                        -            22,500
    Cash from term loans                                                         -            19,152
    Other sources                                                            8,508            13,263
                                                                         ---------------------------
Total other cash provided                                                  129,332           106,415

Other cash applied:
    Dividends to shareholder                                                     -             4,000
    Other applications, net                                                 95,187            16,858
                                                                         ---------------------------
Total other cash applied                                                    95,187            20,858
                                                                         ---------------------------
Net cash provided by financing and
    miscellaneous activities                                                34,145            85,557
                                                                         ---------------------------

Net decrease in cash and short-term investments                           (155,671)         (234,795)

Cash and short-term investments at beginning of year                       177,279           412,074
                                                                         ---------------------------
Cash and short-term investments at end of year                           $  21,608        $  177,279
                                                                         ===========================

See accompanying notes.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2000

1. Organization and Accounting Policies

Organization

Integrity Life Insurance Company (the "Company") and its wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), are indirect wholly owned subsidiaries of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, and National Integrity specialize in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and National Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, the purchase price of $119.3 million was placed into a recoverable escrow account and is subject to a number of downward price adjustments. These price adjustments relate primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and National Integrity. As of December 31, 2000, the Company has recovered $47.5 million from the escrow account related to the sales of these securities.

Subsequent to March 3, 2000, the Company and National Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A (Excellent) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

Investments

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost,

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks would be based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. Under GAAP, a valuation allowance would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such decline would be charged to earnings.

Subsidiary

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Nonadmitted Assets

Certain assets designated as "nonadmitted," principally receivables greater than 90 days past due, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Premiums and Benefits

Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received would be accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value would be accounted for as a return of deposit instead of benefit expense.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Federal Income Taxes

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Guaranty Fund Assessments

Guaranty fund assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund assessments would be accrued at the time the events occur on which assessments are expected to be based.

Statements of Cash Flows

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                           Year Ended December 31,
                                                                            2000            1999
                                                                         --------------------------
                                                                               (In thousands)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                  $   8,262       $(190,699)

Deferred policy acquisition costs, net of amortization                       7,851          12,357
Adjustments to customer deposits                                            20,063         (10,053)
Adjustments to invested asset carrying values at acquisition date           10,876            (810)
Amortization of value of insurance in force                                (33,607)         (5,629)
Amortization of interest maintenance reserve                                (1,337)         (2,080)
Amortization of goodwill                                                    (1,313)             (7)
Adjustments for realized investment gains/losses                             4,415         (79,279)
Adjustments for federal income tax expense                                       -         (45,797)
Investment in subsidiary                                                      (845)         (1,500)
Other                                                                      (14,037)         36,739
                                                                         -------------------------

Net income (loss), GAAP basis                                            $     328       $(286,758)
                                                                         =========================

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

                                                                           Year Ended December 31,
                                                                            2000            1999
                                                                         --------------------------
                                                                               (In thousands)
Capital and surplus as reported in the accompanying statutory basis
   financial statements                                                  $ 188,510       $  84,612

Adjustments to customer deposits                                          (155,988)       (151,448)
Adjustments to invested asset carrying values at acquisition date         (175,477)        (25,667)
Asset valuation reserve and interest maintenance reserve                    45,381          51,648
Value of insurance in force                                                232,223          24,193
Goodwill                                                                    61,710               -
Deferred policy acquisition costs                                            7,851          93,762
Adjustments to investment in subsidiary excluding net unrealized
   gains (losses)                                                          (31,443)         28,321
Net unrealized losses on available-for-sale securities                     (47,725)       (202,554)
Other                                                                      (22,668)        (25,054)
                                                                         -------------------------

Stockholder's equity (deficit), GAAP basis                               $ 102,374       $(122,187)
                                                                         =========================

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

      Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Preferred stocks are reported at cost.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus without any adjustment for federal income taxes.

The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Interest on funds left on deposit represents, for 1999 only, interest credited on funding agreements and GIC deposit fund liabilities. Interest credited on all other life and annuity reserves is included as a component of annuity or surrender benefits.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's Accounting Practices and Procedures Manual

                        Integrity Life Insurance Company

2. Permitted Statutory Accounting Practices (continued)

and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001 and the State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, as modified by the Ohio Department of Insurance, will be reported as an adjustment to surplus as of January 1, 2001. The implementation of Codification will have a negative effect on statutory surplus due primarily to writedowns for investment asset impairments. Although the effect on statutory surplus is negative, management expects the Company to remain in compliance with all regulatory and contractual obligations.

3. Investments

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:

                                        Cost or             Gross           Gross
                                       Amortized         Unrealized      Unrealized
                                          Cost              Gains           Losses         Fair Value
                                      ----------------------------------------------------------------
                                                                (In thousands)
At December 31, 2000:
Mortgage-backed securities            $  344,729            $   60         $ 56,503        $  288,286
Corporate securities                     899,590             3,771           74,890           828,471
Asset-backed securities                  135,205                 -           27,191           108,014
U.S. Treasury securities and
   obligations of U.S. government
   agencies                               35,548               171                -            35,719
Foreign governments                        3,406                 -              115             3,291
States and political subdivisions          3,840                 -                -             3,840
                                      ---------------------------------------------------------------
Total bonds                           $1,422,318            $4,002         $158,699        $1,267,621
                                      ===============================================================

                        Integrity Life Insurance Company

3. Investments (continued)

                                         Cost or             Gross           Gross
                                        Amortized         Unrealized      Unrealized
                                           Cost              Gains           Losses         Fair Value
                                      -----------------------------------------------------------------
                                                                (In thousands)
At December 31, 1999
Mortgage-backed securities            $  351,180            $  382          $     -        $  351,562
Corporate securities                     827,300             3,933           47,704           783,529
Asset-backed securities                  131,566                 -            4,010           127,556
U.S. Treasury securities and
   obligations of U.S. government
   agencies                               41,562               360            1,638            40,284
Foreign governments                        7,671                 -              371             7,300
States and political subdivisions          3,895               159                -             4,054
                                      ---------------------------------------------------------------
Total bonds                           $1,363,174            $4,834          $53,723        $1,314,285
                                      ===============================================================

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2000 and 1999, the fair value of investments in bonds includes $0.8 billion and $0.9 billion, respectively, of bonds that were valued at amortized cost.

                        Integrity Life Insurance Company

3. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                                     Cost or
                                                    Amortized            Fair
                                                       Cost              Value
                                                   -----------------------------
                                                         (In thousands)
Years to maturity:
   One or less                                     $    1,102        $    1,111
   After one through five                             125,466           122,258
   After five through ten                             175,899           173,005
   After ten                                          639,917           574,947
   Asset-backed securities                            135,205           108,014
   Mortgage-backed securities                         344,729           288,286
                                                   ----------------------------

Total                                              $1,422,318        $1,267,621
                                                   ============================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2000 and 1999 were $253.3 million, and $4.6 billion, which, for 1999 only, included $3.4 billion of assets recaptured by General American Life Insurance Company (see Note 5); gross gains of $432,425 and $6.9 million, and gross losses of $9.3 and $202.2 million were realized on those sales, respectively.

At December 31, 2000 and 1999, bonds with an admitted asset value of $6,988,000 and $5,651,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

                        Integrity Life Insurance Company

3. Investments (continued)

Unrealized gains and losses on investment in subsidiary are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, the investment are summarized as follows:

                                                     Gross                Gross
                                                  Unrealized            Unrealized
                                     Cost            Gains                Losses        Fair Value
                                    --------------------------------------------------------------
                                                            (In thousands)
At December 31, 2000:
   Subsidiary                       $17,823           $54,599             $   -           $72,422
                                    =============================================================

At December 31, 1999:
   Subsidiary                       $17,823           $37,356             $   -           $55,179
                                    =============================================================

Historically, in 1999 the Company's mortgage loan portfolio was primarily comprised of commercial and agricultural loans. During 2000, the Company made $13.3 million of new investments in commercial mortgage loans. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2000, the Company held no mortgages with interest more than one year past due. During 2000, excluding adjustments on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

                        Integrity Life Insurance Company

3. Investments (continued)

Major categories of the Company's net investment income are summarized as follows:

                                                        Year Ended December 31,
                                                        2000             1999
                                                     ---------------------------
                                                           (In thousands)
Income:
   Bonds                                             $ 111,140        $ 229,082
   Preferred stocks                                      6,349            5,027
   Mortgage loans                                        1,004              850
   Policy loans                                          7,932            7,873
   Cash and short-term investments                       8,559            8,697
   Other investment income                                 927            2,760
                                                     --------------------------
Total investment income                                135,911          254,289

Investment expenses                                     (2,483)          (2,977)
Interest expense on repurchase agreements                    -           (1,014)
                                                     --------------------------

Net investment income                                $ 133,428        $ 250,298
                                                     ==========================

4. Derivative Instruments

The Company offers equity-indexed products through its separate accounts that meet consumer demand for equity investments with downside protection. After the acquisition on March 3, 2000, the Company closed out its position of S&P 500 futures contracts and purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options are recorded at market value. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

                        Integrity Life Insurance Company

4. Derivative Instruments (continued)

During 1998, the Company entered into total yield swap transactions with two former affiliates of the Company, 312 Certificate Company ("312CC") and 212 Certificate Company ("212CC"). 312CC and 212CC were established as special purpose entities to offer privately placed institutional face-amount certificates. These swaps were considered off-balance sheet items.

The swap transactions generally provided that the Company pay an amount that approximated the interest credited to be paid to certificate holders plus outside credit enhancement fees and received the book income of the 312CC and 212CC investment portfolios, less investment advisory expenses. The Company accounted for the swap activity in its guaranteed separate account. During 1999, the Company recorded approximately $2.3 million and $1.4 million of net investment income from 312CC and 212CC, respectively in its separate account statement of operations.

During 1999, certain events caused the 312CC and 212CC institutional face-amount certificates to be paid prior to their stated maturity dates. At the payment dates, the fair value of the 312CC and 212CC investment portfolios were less than account value, as such, the swap transactions provided that the Company contribute the difference. Accordingly, expense charges of approximately $13.8 million and $23.7 million were recognized to terminate the swap transactions with 312CC and 212CC, respectively. As of December 31, 1999, the Company had notes payable outstanding of $7.8 million and $16.4 million for the above described swap transactions for 312CC and 212CC, respectively. Under the terms of the Purchase Agreement, the notes payable were forgiven or paid off on March 3, 2000.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

5. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment and variable

                        Integrity Life Insurance Company

5. Reinsurance (continued)

annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                       Year Ended December 31,
                                                        2000             1999
                                                     ---------------------------
                                                           (In thousands)
Direct premiums and amounts assessed
  against policyholders                              $ 195,202        $ 562,982
Reinsurance assumed                                        735          271,144
Reinsurance ceded                                       (3,306)        (238,454)
                                                     --------------------------
Net premiums, annuity considerations and
  deposit-type funds                                 $ 192,631        $ 595,672
                                                     ==========================

In 2000, the Company assumed $734,602 of Variable Life Insurance (VLI) premiums from a modified-coinsurance agreement with Safeco Life Insurance Company and in 1999, the Company assumed $271.0 million in funding agreement and GIC deposits through a 50% coinsurance agreement with General American Life Insurance Company.

Reinsurance and Funding Agreement Recapture

As part of an institutional restructuring on August 3, 1999, the Company and General American Life Insurance Company ("General American") completed a transaction whereby General American recaptured approximately $3.4 billion of assets and related liabilities (GICs and funding agreements) previously ceded through a reinsurance agreement to the Company (the "Transaction"). The Transaction, which terminated the reinsurance and related agreements, including a marketing partnership agreement, was effective as of July 26, 1999. These assets and related liabilities were part of a joint product development, marketing and reinsurance relationship with General American involving funding agreements and GICs.

As a result of the Transaction, the Company recorded a loss on reinsurance recapture of approximately $146 million during the third quarter of 1999 primarily due to interest rate related decreases in the fair value of investment securities recaptured by General American.

                        Integrity Life Insurance Company

Reinsurance and Funding Agreement Recapture (continued)

Surplus was reduced by approximately $95 million on this transaction as a $51.5 million capital contribution was made by ARM to the Company as part of the Transaction. In addition, the Company recorded a loss and reduction in surplus of approximately $40 million to discharge an institutional liability in its separate accounts. The Company does not intend to pursue additional institutional spread or institutional fee business, nor does the Company have any remaining institutional business outstanding.

6. Federal Income Taxes

The Company files a consolidated return with National Integrity. The method of allocation between the companies is based on separate return calculations with current benefit being given for the use of National Integrity's losses and credits in the consolidated return.

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                         Year Ended December 31,
                                                                           2000           1999
                                                                         ------------------------
                                                                              (In thousands)
     Federal income tax expense (benefit) computed at statutory rate      $ 2,739       $(62,697)

     Amortization of value of insurance in force                           (2,365)        (2,365)
     Adjustment to statutory reserves for tax purposes                      2,590          3,216
     Forgiveness of debt - Sec. 108(a)(1)(B)                               (7,951)             -
     Bond discount accrual                                                 (2,121)        (2,729)
     Deferred acquisition costs recorded for tax purposes                    (328)         1,097
     Amortization of interest maintenance reserve                            (511)          (728)
     Other                                                                    395          2,567
     Reinsurance recapture                                                      -         64,345

                                                                          ----------------------
     Federal income tax expense (benefit)                                 $(7,552)      $  2,706
                                                                          ======================

                        Integrity Life Insurance Company

6. Federal Income Taxes (continued)

The Company made tax payments in the amount of $8.6 million in 1999 (none in 2000).

7. Surplus

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory capital and surplus as of December 31, 2000 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2001 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2000, the Company did not receive any dividends from National Integrity.

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000 and 1999, the Company meets the RBC requirements.

                        Integrity Life Insurance Company

8. Annuity Reserves

At December 31, 2000, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          Amount            Percent
                                                                       -----------------------------
                                                                       (In thousands)
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment                                        $  454,480             16.4%
     At book value less surrender charge of 5% or more                      402,194             14.5%
     At market value                                                        932,508             33.7%
                                                                       -----------------------------
   Total with adjustment or at market value                               1,789,182             64.6%
   Subject to discretionary withdrawal (without adjustment) at book
     value with minimal or no charge or adjustment                          334,323             12.1%
   Not subject to discretionary withdrawal                                  644,938             23.3%
                                                                       -----------------------------
   Total annuity reserves and deposit fund liabilities (before
     reinsurance)                                                         2,768,443            100.0%
                                                                                             =======
   Less reinsurance ceded                                                   (19,185)
                                                                         ----------
  Net annuity reserves and deposit fund liabilities                      $2,749,258
                                                                         ==========

                        Integrity Life Insurance Company

9. Separate Accounts

The Company's guaranteed separate accounts include indexed products (i.e., equity-indexed annuities) and non-indexed products and options (i.e., guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's non guaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Assets held in separate accounts are carried at estimated fair values. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:

                                          Separate Accounts with
                                                 Guarantees
                                         --------------------------
                                                          Nonindexed      Nonguaranteed
                                                          Guaranteed         Separate
                                         Indexed         More than 4%        Accounts         Total
                                         --------------------------------------------------------------
                                                            (In thousands)
Premiums, deposits and other
   considerations                        $  1,667          $ 72,857          $102,104       $  176,628
                                         =============================================================

Reserves for separate accounts with
   assets at fair value                  $100,912          $422,455          $956,317       $1,479,684
                                         =============================================================

Reserves for separate accounts by
  withdrawal characteristics:
     Subject to discretionary
       withdrawal (with adjustment):
         With market adjustment           $51,362          $403,119          $      -       $  454,481
         At book value without market
           value adjustment and with
           current surrender charge of
           5% or more                           -            19,336                 -           19,336
         At market value                        -                 -           956,317          956,317
                                         -------------------------------------------------------------
     Total with adjustment or at market    51,362           422,455           956,317        1,430,134
       value
     Not subject to discretionary
       withdrawal                          49,550                 -                 -           49,550
                                         -------------------------------------------------------------
Total separate accounts reserves         $100,912          $422,455          $956,317       $1,479,684
                                         =============================================================

                        Integrity Life Insurance Company

9. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 2000 and 1999 is presented below:

                                                              2000            1999
                                                           -------------------------
                                                                 (In thousands)
Transfers as reported in the Summary of Operations of
  the Separate Accounts Statement:
     Transfers to separate accounts                        $ 176,628       $ 235,977
     Transfers from separate accounts                       (279,386)       (748,943)
                                                           -------------------------
Net transfers from separate accounts                        (102,758)       (512,966)

Reconciling adjustments:
Policy deductions and other expense reported as other
  revenues                                                     1,330           1,637
                                                           -------------------------

Transfers as reported in the Summary of Operations         $(101,428)      $(511,329)
                                                           =========================

10. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                        Integrity Life Insurance Company

10. Fair Value of Financial Instruments (continued)

                                                        December 31, 2000                  December 31, 1999
                                                  ----------------------------------------------------------------
                                                   Carrying             Fair          Carrying             Fair
                                                    Amount             Value           Amount             Value
                                                  ----------------------------------------------------------------
                                                                          (In thousands)
Assets:
   Bonds                                          $1,422,318        $1,212,490       $1,363,174        $1,171,131
   Preferred stocks                                   80,431            79,380           75,828            66,369
   Mortgage loans                                     21,318            21,318            8,935             8,935
   Cash and short-term investments                    21,608            21,608          177,279           177,279
   Separate account assets                         1,526,535         1,526,535        1,657,370         1,657,370

Liabilities:
   Life and annuity reserves for
     investment-type contracts and deposit
     fund liabilities                             $1,295,299        $1,313,733       $1,408,722        $1,397,952
   Separate accounts annuity reserves              1,455,875         1,453,631        1,588,589         1,573,192

Bonds and Preferred Stocks

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Cash and Short-term Investments and Separate Account Assets

The carrying amounts of mortgage loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash

                        Integrity Life Insurance Company

10. Fair Value of Financial Instruments (continued)

surrender values of the underlying contracts.

Separate Account Annuity Reserves

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

11. Related Party Transactions

During 2000, the Company (i) received $105.8 million in capital contributions from W&S, (ii) received a $15.0 million capital contribution from ARM and (iii) recorded a $41.8 million capital contribution to National Integrity. The Company did not pay any dividends during 2000.

On March 3, 2000, W&S began performing certain administrative and special services for the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former parent. During 2000, the Company paid $3.0 million and $1.1 million to ARM and Ft. Washington (a subsidiary of W&S), respectively, and received $6.0 million from National Integrity for charges for services in accordance with the requirements of applicable insurance law and regulations.

12. Concentration of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade bonds of $160.9 million with an aggregate fair value of $92.3 million. Those holdings amounted to 11% of the Company's investments in bonds and less than 5% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

At December 31, 2000, the Company held two commercial real estate mortgage loans totaling $13.3 million involving properties located in Kentucky and New Mexico. Such investment consist of first mortgage liens on completed income-producing properties.

                        Integrity Life Insurance Company

13. Direct Premiums Written by Managing General Agents/Third Party
    Administrators

The Company issued business through the following managing general agents in 2000:

                                                                                                               Total
                                                    Exclusive         Type of             Authority           Premiums
        Name and Address                EIN         Contract     Business Written          Granted            Written
--------------------------------------------------------------------------------------------------------------------------
Signature Financial Services
550 Pinetown Rd., Suite 208         ###-##-####        No         Fixed Annuities      Writing premium      $12,113,445
Ft. Washington,  PA  19034

The aggregate remaining premiums written by other managing general agents for 2000 was $15,827,799.

14. Other Items

Supervision Order

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to the Company. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of the Company. Under the terms of the Supervision Order, the Company continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

Indemnified Realized Losses

Under the terms of the Purchase Agreement, W&S placed the entire $119.3 million purchase price in a recoverable escrow account ("Escrow Account") and identified certain securities as securities to be indemnified for statutory realized losses by ARM subsequent to the acquisition of the Company by W&S. As the assets in the escrow account were sold during 2000, W&S withdrew an amount from the Escrow Account equal to the statutory losses realized on the sold securities. The Escrow Account was to be drawn upon until either all of the identified securities were sold, or until the entire purchase price was recovered and the escrow balance was zero (see Note 15).

                        Integrity Life Insurance Company

Indemnified Realized Losses (continued)

In a separate agreement, W&S assigned the right to receive the recovery of the purchase price on indemnified securities to the Company. As of December 31, 2000, the Company had recovered $47.5 million from the Escrow Account as assigned by W&S. In accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance, the Company netted realized losses from the sale of securities in the Escrow Account with the related gain from indemnification. In addition, the interest maintenance reserve was not reduced by statutory realized losses from escrow assets sold during 2000 because those losses were netted with indemnification income.

15. Subsequent Event

On March 30, 2001, the Company received approximately $77.5 million related to the final settlement of the Escrow Account established under the terms of the Purchase Agreement with W&S (see Note 1). The $77.5 million was used to indemnify statutory realized losses from the deemed "sale or disposal" of the remaining escrow assets for the Company and National Integrity as of February 28, 2001.

16. Reconciliation of Annual Statement to Audited Financial Statements

Total admitted assets, net loss and total capital and surplus at December 31, 1999, as reported in the accompanying audited statutory basis financial statements, differ from the amount reported in the 1999 NAIC Annual Statement filed with insurance regulatory authorities as follows:

                                                           Total
                                                          Admitted                            Capital and
                                                           Assets             Net loss           Surplus
                                                         ------------------------------------------------
                                                                           (In Thousands)
Balance as of December 31, 1999 as reported
   in the NAIC Annual Statement                          $3,545,357           $188,488           $86,823
Reduction in federal income tax recoverable                  (2,211)             2,211            (2,211)
                                                         -----------------------------------------------
Balance as of December 31, 1999 as reported
   in the accompanying audited financial statements      $3,543,146           $190,699           $84,612
                                                         ===============================================

Prospectus

                               IQ The SmartAnnuity
                        Flexible Premium Variable Annuity
                   issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (the Code). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options and Fixed Accounts. Together, the Variable Account Options and Fixed Account Options are referred to as Investment Options. There is no sales load on the contracts.


Your contributions to the Variable Account Options of Separate Account I are invested in shares of the portfolios of the following mutual funds or unit investment trust portfolios (UITs):

Fidelity VIP Funds                              MFS Funds
------------------                              ---------
Fidelity VIP Equity-Income                      MFS Emerging Growth
Fidelity VIP Growth                             MFS Investors Trust
Fidelity VIP Overseas                           MFS Mid Cap Growth
Fidelity VIP High Income                        MFS New Discovery
Fidelity VIP Investment Grade Bond              MFS Capital Opportunities
Fidelity VIP Asset Manager                      MFS Investors Growth Stock
Fidelity VIP Index 500                          MFS Total Return
Fidelity VIP Contrafund
Fidelity VIP Asset Manager: Growth              Putnam Funds
Fidelity VIP Growth Opportunities               ------------
Fidelity VIP Balanced                           Putnam VT Voyager Fund II - Class IB
Fidelity VIP Growth & Income                    Putnam VT International Growth - Class IB
Fidelity VIP Mid-Cap                            Putnam VT Growth and Income Fund - Class IB
Fidelity VIP Dynamic Capital Appreciation       Putnam VT Technology Fund - Class IB
Fidelity VIP Aggressive Growth                  Putnam VT Small Cap Value Fund - Class IB
Fidelity VIP Money Market
                                                Touchstone Variable Series Trust
                                                --------------------------------
Janus Aspen Series                              Touchstone International Equity Fund
------------------                              Touchstone Emerging Growth Fund
Janus Aspen Series Balanced                     Touchstone Small Cap Value Fund
Janus Aspen Series Worldwide Growth             Touchstone Growth/Value Fund
Janus Aspen Series Growth                       Touchstone Equity Fund
Janus Aspen Series Aggressive Growth            Touchstone Enhanced 30 Fund
Janus Aspen Series Capital Appreciation         Touchstone Value Plus Fund
Janus Aspen Series Equity Income                Touchstone Growth & Income Fund
Janus Aspen Series International Growth         Touchstone Balanced Fund
Janus Aspen Series Strategic Value              Touchstone High Yield Fund
                                                Touchstone Bond Fund
The Legends Fund                                Touchstone Money Market
----------------
Baron Small Cap                                 Van Kampen Life UIT Portfolios
Gabelli Large Cap Value                         ------------------------------
Harris Bretall Sullivan & Smith Equity Growth   Van Kampen Bandwidth & Telecommunications
Third Avenue Value                              Van Kampen Biotechnology & Pharmaceutical
                                                Van Kampen Internet
                                                Van Kampen Morgan Stanley High-Tech 35(sm)
                                                Van Kampen Morgan Stanley U.S. Multinational(sm)


We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The money you contribute to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution less prior withdrawals, plus interest compounded at an annual effective rate of 3% (Minimum Value). An annual administration charge may apply, which may invade principal. The money you contribute to the STO grows at a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. You must transfer all contributions you make to the STO into other Investment Options within one year of contribution on a monthly or quarterly basis.


This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current prospectus for the Portfolios, which you should also read.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740074, Louisville, Kentucky 40201-0074. The express mail address is Integrity Life Insurance Company, 515 West Market Street, Louisville, Kentucky 40202. You may also call us at 1-800-325-8583.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2001, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix C.


These securities haven't been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about IQ the SmartAnnuity at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ the SmartAnnuity on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

* NOTE: A contract issued in Oregon will be a single premium variable annuity rather than a flexible premium variable annuity. All references to flexible contributions are single contributions for any contract issued in Oregon.


The date of this Prospectus is May 1, 2001.

                               TABLE OF CONTENTS
                                                                            Page

Glossary

Part 1 - Summary


Your Variable Annuity Contract.................................................6
Your Benefits..................................................................6
How Your Contract is Taxed.....................................................6
Your Contributions.............................................................6
Your Investment Options........................................................6
Account Value, Adjusted Account Value and Cash Value ..........................7
Transfers......................................................................7
Charges and Fees...............................................................7
Withdrawals....................................................................7
Your Initial Right to Revoke...................................................7
Risk/Return Summary, Investments and Risks.....................................7
Table of Annual Fees and Expenses..............................................8
Examples......................................................................12

Part 2 - Integrity And The Separate Account

Integrity Life Insurance Company..............................................14
The Separate Account and the Variable Account Options.........................14
Assets of Our Separate Account................................................14
Changes In How We Operate.....................................................14

Part 3 - Your Investment Options

The Portfolios................................................................15
Fixed Accounts ...............................................................25
      Guaranteed Rate Options.................................................25
       Renewals of GRO Accounts...............................................26
       Market Value Adjustments...............................................26
      Systematic Transfer Option..............................................26

Part 4 - Deductions and Charges

Separate Account Charges......................................................27
Annual Administrative Charge..................................................27
Reduction or Elimination of Separate Account or Administrative Charges........27
Portfolio Charges.............................................................27
State Premium Tax Deduction...................................................27
Transfer Charge...............................................................27
Tax Reserve...................................................................28

Part 5 - Terms of Your Variable Annuity

Contributions Under Your Contract.............................................28
Your Account Value............................................................28
Units in Our Separate Account.................................................28
How We Determine Unit Value...................................................15
Transfers.....................................................................29
Excessive Trading.............................................................30
Withdrawals...................................................................30

Assignments...................................................................30
Death Benefits and Similar Benefit Distributions..............................30
Annuity Benefits..............................................................31
Annuities.....................................................................31
Annuity Payments..............................................................32
Timing of Payment.............................................................32
How You Make Requests and Give Instructions...................................32

Part 6 - Voting Rights

Voting Rights.................................................................33
How We Determine Your Voting Shares...........................................33
How Portfolio Shares Are Voted................................................33
Separate Account Voting Rights................................................33

Part 7 - Tax Aspects of the Contract

Introduction..................................................................34
Your Contract is an Annuity...................................................34
Taxation of Annuities Generally...............................................34
Distribution-at-Death Rules...................................................35
Diversification Standards.....................................................35
Tax-Favored Retirement Programs...............................................35
Federal and State Income Tax Withholding......................................36
Impact of Taxes to Integrity..................................................36
Transfers Among Investment Options............................................36

Part 8 - Additional Information

Systematic Withdrawals........................................................36
Income Plus Withdrawal Program................................................36
Dollar Cost Averaging.........................................................37
Systematic Transfer Program...................................................37
Customized Asset Rebalancing..................................................37
Legal Proceedings.............................................................38

Part 9 - Prior Contracts

Prior Contracts...............................................................38

Appendix A  -  Financial Information..........................................42
Appendix B  -  Illustration of a Market Value Adjustment......................46
Appendix C  -  SAI Table of Contents..........................................48

Glossary

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Annuitant - the person upon whose life an annuity benefit and death benefit are based.

Business Day - any day that the New York Stock Exchange is open.

Cash Value - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges that may apply.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Options, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO Value - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

Guarantee Period - the duration of your GRO Account.

Guaranteed Interest Rate - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment ("MVA")- an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Value - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative charges.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date - All annuity benefits under your contract are calculated as of your Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your most recent STO contribution.

Unit - a measure of your ownership interest in a variable account option.

Unit Value - the value of each Unit calculated on any Business Day.

Variable Account Options - the various investment options available to you under the contract, other than the GROs and STO. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, "we," "our" and "us" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distributions.

You can invest for retirement by buying an IQ Smart Annuity if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

Your Benefits

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

Your Contributions

The minimum initial contribution is $1,000 ($3,000 in Pennsylvania and South Carolina). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. See "Contributions Under Your Contract" in Part 5.

Your Investment Options

You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the Investment Options. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a Portfolio. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

Your Account Value consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Account Value in the GROs can never be decreased below the Minimum Value. Your Cash Value is equal to your Adjusted Account Value, minus the pro-rata portion of the annual administrative charge, if it applies. See "Charges and Fees" below.

Transfers


You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first twelve.


Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account.

A daily charge at an effective annual rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charge will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Fidelity Management and Research Company receives investment management fees from the Portfolios based on the average net assets of each Portfolio. Advisory fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "The Portfolios' Investment Adviser" in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300.

Your Initial Right to Revoke

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, we'll return all of your contributions without any adjustment. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the IQ SmartAnnuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

Table of Annual Fees and Expenses

Owner Transaction Expenses


      Sales Load on Purchases...............................................  $0
      Exchange Fee (1)......................................................  $0


Annual Administrative Charge

      Annual Administrative Charge* ........................................ $30

      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Annual Administrative Charge" in Part 4.


Separate Account Annual Expenses
(as a percentage of separate account value) (2)


       Mortality and Expense Risk Fees...................................  1.30%
       Administrative Expenses...........................................   .15%
                                                                           -----
       Total Separate Account Annual Expenses............................  1.45%
                                                                           =====

Portfolio Annual Expenses After Waivers/Reimbursements
(as a percentage of average net assets)

                                                          Management   Other      12b-1      Total Annual
Portfolio                                                 Fees         Expenses   Fee        Expenses
---------                                                 ----         --------   ---        --------
Fidelity VIP Equity-Income, Service Class 2                .48%         .10%      .25%        .83%(3)
Fidelity VIP Growth, Service Class 2                       .57%         .09%      .25%        .91%(3)
Fidelity VIP Overseas, Service Class 2                     .72%         .18%      .25%       1.15%(3)
Fidelity VIP High Income, Service Class 2                  .58%         .18%      .25%       1.01%
Fidelity VIP Investment Grade Bond, Service Class 2        .43%         .37%      .25%       1.05%(4)
Fidelity VIP Asset Manager, Service Class 2                .53%         .10%      .25%        .88%
Fidelity VIP Index 500, Service Class 2                    .24%         .04%      .25%        .53%(5)
Fidelity VIP Contrafund, Service Class 2                   .57%         .10%      .25%        .92%(3)
Fidelity VIP Asset Manager: Growth, Service Class 2        .58%         .14%      .25%        .97%(3)
Fidelity VIP Growth Opportunities, Service Class 2         .58%         .12%      .25%        .95%(3)
Fidelity VIP Balanced, Service Class 2                     .43%         .17%      .25%        .85%(3)
Fidelity VIP Growth & Income, Service Class 2              .48%         .12%      .25%        .85%(3)
Fidelity VIP Mid-Cap, Service Class 2                      .57%         .17%      .25%        .99%(3)
Fidelity VIP Dynamic Capital Appreciation, Serv. Cls      2.57%         .61%      .25%       1.43%(6)
Fidelity VIP Aggressive Growth, Service Class 2            .63%         .48%      .25%       1.36%(6)
Fidelity VIP Money Market, Service Class 2                 .27%         .08%      .25%        .60%(7,8)
Janus Aspen Series Balanced, Service Shares                .65%         .02%      .25%        .92%(9)
Janus Aspen Series Worldwide Growth, Service Shares        .65%         .05%      .25%        .95%(9)
Janus Aspen Series Growth, Service Shares                  .65%         .02%      .25%        .92%(9)
Janus Aspen Series Aggressive Growth, Service Shares       .65%         .02%      .25%        .92%(9)
Janus Aspen Series Capital Appreciation, Service Shares    .65%         .02%      .25%        .92%(9)
Janus Aspen Series Equity Income, Service Shares           .26%         .99%      .25%       1.50%(9,10)
Janus Aspen Series International Growth, Service Shares    .65%         .06%      .25%        .96%(9)
Janus Aspen Series Strategic Value, Service Shares         .00%        1.25%      .25%       1.50%(9)
Baron Small Cap                                           1.05%         .50%      .00%       1.55%
Gabelli Large Cap Value                                    .90%         .50%      .00%       1.40%
Harris Bretall Sullivan & Smith Equity Growth              .65%         .38%      .00%       1.01%
Third Avenue Value                                         .65%         .43%      .00%       1.08%
MFS Emerging Growth, Service Class                         .75%         .10%      .20%       1.05%(11)
MFS Investors Trust, Service Class                         .75%         .12%      .20%       1.07%(11)
MFS Mid Cap Growth, Service Class                          .75%         .16%      .20%       1.11%(11,12)
MFS New Discovery, Service Class                           .90%         .16%      .20%       1.26%(11,12)
MFS Capital Opportunities, Service Class                   .75%         .16%      .20%       1.11%(11,12)
MFS Investors Growth Stock, Service Class                  .75%         .16%      .20%       1.11%(11)
MFS Total Return, Service Class                            .75%         .15%      .20%       1.10%(11)
Putnam VT Voyager Fund II-Class IB                         .70%         .30%      .25%(13)   1.25%(14)
Putnam VT International Growth Fund-Class IB               .76%         .18%      .25%(13)   1.19%(14)
Putnam VT Technology Fund-Class IB                        1.00%         .78%      .25%(13)   2.03%(14)
Putnam VT Growth and Income Fund-Class IB                  .46%         .04%      .25%(13)    .75%(14)
Putnam VT Small Cap Value Fund-Class IB                    .80%         .30%      .25%(13)   1.35%(14)
Touchstone International Equity Fund                       .95%         .30%      .00%       1.25%(15)
Touchstone Emerging Growth Fund                            .80%         .32%      .00%       1.12%(15)
Touchstone Small Cap Value                                 .80%         .20%      .00%       1.00%(15)
Touchstone Growth/Value Fund                              1.00%         .10%      .00%       1.10%(15,16)
Touchstone Equity Fund                                     .75%         .20%      .00%        .95%(15,16)
Touchstone Enhanced 30 Fund                                .65%         .10%      .00%        .75%(15)
Touchstone Value Plus Fund                                 .75%         .40%      .00%       1.15%(15)
Touchstone Growth & Income                                 .80%         .05%      .00%        .85%(15)
Touchstone Balanced Fund                                   .80%         .12%      .00%        .92%(15)
Touchstone High Yield Fund                                 .60%         .20%      .00%        .80%(15)
Touchstone Bond Fund                                       .55%         .20%      .00%        .75%(15)
Touchstone Money Market Fund                               .50%         .10%      .00%        .60%(15,16)

Van Kampen Bandwidth & Telecommunications                  .00%        1.20%      .00%       1.20%(17)
Van Kampen Biotechnology and Pharmaceutical                .00%        1.20%      .00%       1.20%(17)
Van Kampen Internet                                        .00%        1.20%      .00%       1.20%(17)
Van Kampen Morgan Stanley High-Tech 35                     .00%        1.10%      .00%       1.10%(17)
Van Kampen Morgan Stanley U.S. Multinational               .00%        1.10%      .00%       1.10%(17)

----------
1) After the first 12 transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges" in Section 4.

2)    See "Deductions and Charges" in Section 4.

3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and /or becasue through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

4) The fund's manager has voluntarily agreed to reimburse the class its expenses if they exceed a certain level. Without this reimbursement, the annual class operating expenses would have been 0.76%. This arrangement may be discontinued by the fund's manager at any time.

5) The fund's manager has voluntarily agreed to reimburse the class its expenses if they exceed a certain level. Without this reimbursement, the annual class operating expenses would have been 1.75%. This arrangement may be discontinued by the fund's manager at any time.

6) The annual class operating expenses provided are based on estimated expenses.

7) The annual class operating expenses are provided based on historical expenses, adjusted to reflect the current management fee structure.

8) The fund's manager has voluntarily agree to reimburse the class its expenses if they exceed a certain level. Without this reimbursement, the annual class operating expenses would have been 0.98%. This arrangement may be discontinued by the fund's manager at any time

9) Expenses are actual annualized expenses for the fiscal year ending December 31, 2000.

10) There is a contractual waiver of expenses between these portfolios and Janus Capital Corporation. The waiver is first applied to the Management Fees and then against Other Expenses, and will continue until at least the next annual renewal of the management agreement. Without such waiver, the Management Fee and the Total Annual Expenses for the Janus Aspen Series Equity Income Portfolio would have been .65% and 2.03% respectively and for the Janus Aspen Series Strategic Value Portfolio would have been .65% and 3.72% respectively.

11) Each series has an expense offset arrangement that reduces the series custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

12) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees that oversees the series.

13) The fund's fees have been restated to reflect an increase in 12b-1 fee's currently payable to Putnam investment Management, LLC. The trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares 0.25% of average net assets.

14)   Reflect actual annualized expenses as of December 31, 2000.

15) Touchstone Advisors, Inc. has agreed to waive certain fees or to reimburse the Touchstone Funds so that each fund's expenses do not exceed the percentage listed for that fund in this table. This agreement will remain in place at least until December 31, 2001. Without this agreement, expenses would be higher.

16)   The annual operating expenses provided are based on estimated expenses.

17) These expenses are estimated based upon an initial accumulation unit value of $10. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc will voluntarily pay any excess at its own expense. Please see the Van Kampen Life Portfolio prospectus for more detail.

18) Example

The example below shows the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.


Expenses per $1,000 investment whether you elect to annuitize, surrender or continue your contract at the end of the applicable period:

Portfolio                                                    1 year    3 years   5 years   10 years
---------                                                    ------    -------   -------   --------
Fidelity VIP Equity Income, Service Class 2                  $ 24.11   $ 74.13   $126.63    $269.66
Fidelity VIP Growth, Service Class 2                         $ 24.93   $ 76.59   $130.73    $277.81
Fidelity VIP Overseas, Service Class 2                       $ 27.39   $ 83.94   $142.94    $301.87
Fidelity VIP High Income, Service Class 2                    $ 25.96   $ 79.66   $135.83    $287.91
Fidelity VIP Investment Grade Bond, Service Class 2          $ 26.37   $ 80.88   $137.87    $291.92
Fidelity VIP Asset Manager, Service Class 2                  $ 24.63   $ 75.67   $129.19    $274.76
Fidelity VIP Index 500, Service Class 2                      $ 21.04   $ 64.86   $111.14    $238.49
Fidelity VIP Contrafund, Service Class 2                     $ 25.04   $ 76.89   $131.24    $278.82
Fidelity VIP Asset Manager: Growth, Service Class 2          $ 25.55   $ 78.43   $133.79    $283.88
Fidelity VIP Growth Opportunities, Service Class 2           $ 25.34   $ 77.82   $132.77    $281.86
Fidelity VIP Balanced, Service Class 2                       $ 24.32   $ 74.74   $127.66    $271.70
Fidelity VIP Growth & Income, Service Class 2                $ 24.32   $ 74.74   $127.66    $271.70
Fidelity VIP Mid-Cap, Service Class 2                        $ 25.75   $ 79.04   $134.81    $285.89
Fidelity VIP Dynamic Capital Appreciation, Service Class 2   $ 30.26   $ 92.48   $157.02    $329.21
Fidelity VIP Aggressive Growth, Service Class 2              $ 29.54   $ 90.35   $153.52    $322.45
Fidelity VIP Money Market, Service Class 2                   $ 21.76   $ 67.03   $114.77    $245.84
Janus Aspen Series Balanced, Service Shares                  $ 25.04   $ 76.89   $131.24    $278.82
Janus Aspen Series Worldwide Growth, Service Shares          $ 25.34   $ 77.82   $132.77    $281.86
Janus Aspen Series Growth, Service Shares                    $ 25.04   $ 76.89   $131.24    $278.82
Janus Aspens Series Aggressive Growth, Service Shares        $ 25.04   $ 76.89   $131.24    $278.82
Janus Aspen Series Capital Appreciation, Service Shares      $ 25.04   $ 76.89   $131.24    $278.82
Janus Aspen Series Equity Income, Service Shares             $ 30.98   $ 94.60   $160.52    $335.92
Janus Aspen Series International Growth, Service Shares      $ 25.45   $ 78.12   $133.28    $282.87
Janus Aspen Series Strategic Value, Service Shares           $ 30.98   $ 94.60   $160.52    $335.92
Baron Small Cap                                              $ 31.49   $ 96.12   $163.01    $340.69
Gabelli Large Cap Value                                      $ 29.95   $ 91.56   $155.52    $326.32
Harris Bretall Sullivan & Smith Equity Growth                $ 25.96   $ 79.66   $135.83    $287.91
Third Avenue Value                                           $ 26.67   $ 81.80   $139.39    $294.91
MFS Emerging Growth, Service Class                           $ 26.37   $ 80.88   $137.87    $291.92
MFS Investors Trust, Service Class                           $ 26.57   $ 81.49   $138.88    $293.92
MFS Mid-Cap Growth, Service Class                            $ 26.98   $ 82.72   $140.96    $297.90
MFS New Discovery, Service Class                             $ 28.52   $ 87.32   $148.49    $ 32.70
MFS Capital Opportunities, Service Class                     $ 26.98   $ 82.72   $140.91    $297.90
MFS Investors Growth Stock Series, Service Class             $ 26.98   $ 82.72   $140.91    $297.90
MFS Total Return, Service Class                              $ 26.88   $ 82.41   $140.40    $296.91
Putnam VT Voyager Fund II-Class IB                           $ 28.42   $101.87   $147.09    $311.72
Putnam VT International Growth Fund-Class IB                 $ 27.80   $ 85.16   $144.96    $305.82
Putnam VT Growth & Income Fund-Class IB                      $ 36.41   $110.59   $186.63    $385.21
Putnam VT Technology Fund-Class IB                           $ 23.29   $ 71.66   $122.52    $261.44
Putnam VT Small Cap Value-Class IB                           $ 29.44   $ 90.04   $153.02    $321.48
Touchstone International Equity Fund                         $ 28.42   $ 87.00   $147.99    $311.72
Touchstone Emerging Growth Fund                              $ 27.08   $ 83.03   $141.42    $298.90
Touchstone Small Cap Value Fund                              $ 25.86   $ 79.35   $135.32    $286.90
Touchstone Growth/Value Fund                                 $ 26.88   $ 82.41   $140.40    $296.91
Touchstone Equity Fund                                       $ 25.34   $ 77.82   $132.77    $281.86
Touchstone Enhanced 30 Fund                                  $ 23.29   $ 71.66   $122.52    $261.44
Touchstone Value Plus Fund                                   $ 27.39   $ 83.94   $142.94    $301.87

Touchstone Growth & Income Fund                              $ 24.32   $ 74.74   $127.66    $271.70
Touchstone Balanced Fund                                     $ 25.04   $ 76.89   $131.24    $278.82
Touchstone High Yield Fund                                   $ 23.81   $ 73.20   $125.09    $266.58
Touchstone Bond Fund                                         $ 23.29   $ 71.66   $122.52    $261.44
Touchstone Money Market Fund                                 $ 21.76   $ 67.03   $114.77    $245.84
Van Kampen Bandwidth & Telecommunications                    $ 27.90   $ 85.47   $145.47    $306.81
Van Kampen Biotechnology & Pharmaceutical                    $ 27.90   $ 85.47   $145.47    $306.81
Van Kampen Internet                                          $ 27.90   $ 85.47   $145.47    $306.81
Van Kampen Morgan Stanley High-Tech 35                       $ 26.88   $ 82.41   $140.40    $296.91
Van Kampen Morgan Stanley U.S. Multinational                 $ 26.88   $ 82.41   $140.40    $296.91


This example assumes the current charges of the Separate Account and the management fees and other expenses of the Portfolios, after reimbursement, for the most recent fiscal year or the estimated expenses of the Portfolios, after reimbursement, if applicable. Actual Portfolio expenses may be more or less. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The example also assumes an estimated $40,000 Account Value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for a smaller Account Value and lower for a higher Account Value.

The table and example above are to help you understand the various costs and expenses that apply to your contract, directly or indirectly. The example shows expenses of the Separate Account, as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

Condensed financial information is found in Appendix A.

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuity contracts with underlying investment options other than the Portfolios, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options." Prior to September 3, 1991, the Portfolios invested in shares of corresponding portfolios of Prism Investment Trust.

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

Changes In How We Operate

We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 ("1940 Act") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of the Separate Account under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Portfolios

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisors may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisor's assets. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.


Fidelity

The Portfolios' Investment Adviser. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management is the VIP Index 500 Portfolio's sub-adviser.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity's VIP Funds' prospectus carefully before investing.

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Fidelity VIP Overseas Portfolio

Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

Fidelity VIP High Income Portfolio

Fidelity VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

Fidelity VIP Index 500 Portfolio

Fidelity VIP Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

Fidelity VIP Contrafund(R) Portfolio

Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Fidelity VIP Asset Manager: Growth Portfolio

Fidelity VIP Asset Manager: Growth Portfolio is an asset allocation fund that seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The portfolio has a neutral mix, which represents the way the portfolio's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:


                                     Range      Neutral Mix
                                     -----      -----------

      Stock Class                    50-100%        70%
      Bond Class                       0-50%        25%
      Short-Term/
      Money Market Class               0-50%         5%


Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

Fidelity VIP Balanced Portfolio

Fidelity VIP Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP Mid-Cap Portfolio

FMR normally invests the Fidelity VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

Fidelity VIP Dynamic Capital Appreciation Portfolio

FMR normally invests the Fidelity VIP Dynamic Capital Appreciation Portfolio's assets primarily in common stocks. FMR may invest the portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Fidelity VIP Aggressive Growth Portfolio

Fidelity VIP Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common stocks of medium-sized companies that it believes offer the potential for accelerated earnings or revenue growth. Stocks of these companies are often called "growth" stocks.

Fidelity VIP Money Market Portfolio

Fidelity VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


Janus Aspen Series

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. You should read the Janus Aspen Series prospectuses carefully before investing.


Janus Aspen Aggressive Growth Portfolio

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization's within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

Janus Aspen Growth Portfolio


Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Capital Appreciation Portfolio


Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


Janus Aspen Balanced Portfolio

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with capital preservation and balanced by current income. It is a diversified portfolio that pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income securities.

Janus Aspen Worldwide Growth Portfolio

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Janus Aspen Equity Income Portfolio


Janus Aspen Equity Income Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.


Janus Aspen International Growth Portfolio


Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


Janus Aspen Strategic Value Portfolio

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

The Legends Fund

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

Baron Small Cap

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

Gabelli Large Cap Value

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

Harris Bretall Sullivan & Smith Equity Growth

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven management ability over a variety of business cycles. Harris Bretall Sullivan & Smith, LLC is the sub-adviser to the Portfolio.

Third Avenue Value

The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is EQSF Advisors, Inc.


MFS Funds

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the prospectus for MFS Variable Insurance Trust carefully before investing.


MFS Capital Opportunities Portfolio

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Emerging Growth Portfolio


MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.


MFS Investors Trust Portfolio

MFS Investors Trust Portfolio (formerly know as MFS Growth with Income Portfolio) seeks to long-term growth of capital, with a secondary objective to seek current income, by normally investing at least 65% of its total assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MFS Mid Cap Growth Portfolio


MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.


MFS New Discovery Portfolio


MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.


MFS Investors Growth Stock Portfolio

MFS Investors Growth Stock Portfolio (formerly known as MFS Growth Portfolio) seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS Total Return Portfolio


MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.


Putnam Funds

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC. ("Putnam Management") serves as the investment adviser of each portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. You should read Putnam's VT Funds' prospectus carefully before investing.

Putnam VT Voyager Fund II

The fund seeks long-term growth of capital. The fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of any size.

Putnam VT International Growth Fund

The fund seeks capital appreciation. The fund normally invests mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Investment Management places on the company. The fund may also consider other factors it believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also known as emerging) markets.

Putnam VT Technology Fund

The fund seeks capital appreciation and invests mainly in common stocks of U.S. companies in the technology industries that Putnam Management believes offer the opportunity for gain. These types of stocks are typically considered growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. The fund invests in companies of all sizes.

Putnam VT Growth and Income Fund

The fund seeks capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

Putnam VT Small Cap Value Fund

The fund seeks capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. The fund invests mainly in small companies. These are companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies.

Touchstone Variable Series Trust

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Credit Suisse Asset Management, LLC. is the sub-adviser for the International Equity fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth fund. Todd Investment Advisors is the sub-adviser for the Small Cap Value and Enhanced 30 funds. Mastrapasqua & Associates is the sub-adviser for the

Growth Value fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Equity, Value Plus, High Yield, Bond and Money Market funds. Zurich Scudder Investments, Inc. is the sub-adviser for the Growth & Income fund. OpCap Advisors is the sub-advisor for the Balanced fund.

Touchstone International Equity Fund

Touchstone International Equity Fund seeks to increase the value of fund shares over the long-term by investing at least 80% of total assets in equity securities of foreign companies. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

Touchstone Emerging Growth Fund

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap companies and larger company stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

Touchstone Small Cap Value Fund

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 75% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

Touchstone Growth/Value Fund

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

Touchstone Equity Fund

Touchstone Equity Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 65% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

Touchstone Enhanced 30 Fund

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

Touchstone Value Plus Fund

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued.

In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The fund may also invest in common stocks of rapidly growing companies to enhance the fund's return and vary its investments to avoid having too much of the fund's assets subject to risks specific to undervalued stocks. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

Touchstone Growth & Income Fund

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities which that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

Touchstone Balanced Fund

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone High Yield Fund

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 65% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

Touchstone Bond Fund

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to 35%).

Touchstone Money Market Fund

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Van Kampen Life Portfolios

Each portfolio of Van Kampen Life Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and other information relating to the Van Kampen Life Portfolios. There is no guarantee that these objectives will be met. You should read the Van Kampen Life Portfolios prospectuses carefully before investing.

Van Kampen Bandwidth & Telecommunications Portfolio

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

Van Kampen Biotechnology and Pharmaceutical Portfolio

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

Van Kampen Internet Portfolio

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

Van Kampen High-Technology 35 Index Portfolio

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.

Termination of Van Kampen Portfolios

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;
2. Giving us instructions to transfer any account value in the Van Kampen Life Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

If you do not pick either of these choices at that time, you will be deemed to have instructed us to transfer any of you account value in the Van Kampen Life Portfolios to the Fidelity VIP Money Market Fund on the date of liquidation.

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

Fixed Accounts


For various legal reasons, interests in contracts attributable to Fixed Accounts haven't been registered under the Securities Act of 1933 ("1933 Act"), or the Investment Company Act of 1940 ("1940 Act"). Thus, neither these contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn't reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (Guaranteed Interest Rate) for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

The ten-year GRO isn't available in Oregon.

Allocations to GROs can't be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Minimum Value is an amount equal to your contributions to the GRO Account, less previous withdrawals from the GRO Account and administrative charges, plus 3% interest, compounded annually. The administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)^N/12 / (1 + B + .0025)^N/12 - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account shall be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

Systematic Transfer Option

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You must transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. We guarantee that the STO's effective annual yield will never be less than 3%. See "Systematic Transfer Program" in Part 8 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 1.45% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk (.95%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.30% effective annual risk charge can't be increased.

Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

Annual Administrative Charge

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value and reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization, or contract termination during a contract year.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without the approval of the shareholders.

State Premium Tax Deduction

Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for an annuity benefit. State premium taxes currently range up to 4%.

Transfer Charge


If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) under systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you may make in a contract year.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.




PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000 ($3,000 in Pennsylvania and South Carolina ). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office, provided that at any time you may not have amounts in more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transfer. See "Transfers" in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios,


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

as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to Integrity's transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Transfers you make from a GRO Account, except within 30 days before your GRO Account expires, are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs, will be made according to the order in which money was originally allocated to the GRO.


The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or systematic transfer programs, described in Part 8.


You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you have established a Personal Identification Number (PIN Code). We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if we believe in our sole discretion that (a) excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any Market Value Adjustments. The total amount that you receive will be the total amount that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 7, "Tax Aspects of the Contract." Residents of Pennsylvania and South Carolina are required to keep a $3,000 minimum account balance after any withdrawals.

Assignments

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

Death Benefits and Similar Benefit Distributions

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract Account Value at the end of the Business Day when we receive proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's


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

86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

      (a) your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

      (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); and

      (c)   your current Account Value.

The reductions in the death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

The maximum issue age for the Annuitant is 85 years old.

Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday or earlier, if required by law. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied instead if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment.

Annuities

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. However, your Retirement Date can't be extended beyond your 98th birthday or earlier, if required by law. You'll receive a lump sum benefit if you don't make an election by then.

We currently offer the following types of annuities:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A period certain annuity provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A life income annuity provides fixed payments to the Annuitant for the life of the Annuitant, or until the last annuitant dies under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits Integrity to defer action in order to protect persons with interests in the Separate Account. Integrity can defer payment of your Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.


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




PART 6 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' Boards of Directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolios' Boards for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. After annuity payments have begun, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by Integrity from its owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.


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PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract generally will not be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy the Annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are first treated as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notifies us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59 1/2;
(2)   as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)   a result of the taxpayer becoming disabled within the meaning of Code
      Section 72(m)(7);
(5)   from certain qualified plans (note, however, other penalties may apply);
(6) under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)   under an immediate annuity as defined in Code Section 72(u)(4);
(9)   for the purchase of a first home (distribution up to $10,000);
(10)  for certain higher education expenses; or
(11)  to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

All annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on Integrity

The contracts allow Integrity to charge the Separate Account for taxes. Integrity can also set up reserves for taxes.

Transfers Among Investment Options

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. Residents of Pennsylvania and South Carolina are required to keep a $3,000 minimum account balance. You may also specify an account for direct deposit of your systematic withdrawals. To enroll in our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't make a Market Value Adjustment. Amounts withdrawn from your GRO Account under the systematic withdrawal program in excess of the free withdrawal amount will be subject to a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawal and to income taxation. See Part 7, "Tax Aspects of the Contract."

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

o     the date you reach age 59 1/2; or
o     five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a Market Value Adjustment if applicable.

Dollar Cost Averaging

We offer a dollar cost averaging program under which we transfer contributions that you have made to the VIP Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program and these transfers won't count towards your twelve free transfers.

To enroll in our dollar cost averaging program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the dollar cost averaging program at any time. If you don't have enough money in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

Systematic Transfer Program

We also offer a systematic transfer program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in equal installments of not less than $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our systematic transfer program, and these transfers won't count towards your twelve free transfers.

To enroll in our systematic transfer program, send the appropriate form to our Administrative Office. We can terminate the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

We offer a Customized Asset Rebalancing program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing program.

To enroll in our Customized Asset Rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing program at any time.





Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.


Part 9 - PRIOR CONTRACTS


Investment Options for Contracts Issued Prior to May 1, 2001

For contracts issued prior to May 1, 2001, Fidelity VIP Service Class 2 shares are not available. The service classes and annual expenses for the contracts issued prior to May 1, 2001 are listed below.






Portfolio Annual Expenses After Reimbursement
(as a percentage of average net assets)

                                                          Management   12b-1    Other      Total Annual
Portfolio                                                    Fees       Fee    Expenses      Expenses
---------                                                    ----       ---    --------      --------
Fidelity VIP Money Market: Initial Class................     .27%      .00%     .08%          .35%(1)
Fidelity VIP High Income: Service Class.................     .58%      .10%     .10%          .78%
Fidelity VIP Equity-Income: Service Class...............     .48%      .10%     .08%          .66%(2)
Fidelity VIP Growth: Service Class......................     .57%      .10%     .07%          .76%(2)
Fidelity VIP Overseas: Service Class....................     .72%      .10%     .17%          .99%(2)
Fidelity VIP Investment Grade Bond: Initial Class.......     .43%      .00%     .11%          .54%
Fidelity VIP Asset Manager: Service Class...............     .53%      .10%     .09%          .72%(2)
Fidelity VIP Index 500: Initial Class...................     .24%      .00%     .09%          .33%(3)
Fidelity VIP Contrafund: Service Class..................     .57%      .10%     .09%          .76%(2)
Fidelity VIP Asset Manager: Growth: Service Class.......     .58%      .00%     .23%          .81%(2)
Fidelity VIP Balanced: Service Class....................     .43%      .10%     .15%          .68%(2)
Fidelity VIP Growth Opportunities: Service Class........     .58%      .10%     .11%          .79%(2)
Fidelity VIP Growth & Income: Service Class.............     .48%      .00%     .21%          .69%(2)
Fidelity VIP Mid Cap Portfolio: Service Class...........     .57%      .10%     .17%          .84%(2)

----------
1) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management structure.
2) Actual annual class operating expenses were lower because a portion of the brokerage commission that the fund paid was used to reduce the fund's expenses and/or because through arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
3) The fund's manager has voluntarily agreed to reimburse the classes expenses if they exceed a certain level. Including reimbursement, the annual class operating expenses were 0.28%. The arrangement may be discontinued by the fund's manager at any time.

Example

The example below shows the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment whether you elect to annuitize, surrender or continue your contract at the end of the applicable period:

Portfolio                                                  1 year   3 years   5 years    10 years
---------                                                  ------   -------   -------    --------
VIP Money Market: Initial Class.........................   $18.17    $56.17    $ 96.49   $208.53
VIP High Income: Service Class..........................   $22.58    $69.50    $118.91   $254.19
VIP Equity-Income: Service Class........................   $21.35    $65.79    $112.69   $241.65
VIP Growth: Service Class...............................   $22.37    $68.89    $117.87   $252.11
VIP Overseas: Service Class.............................   $24.73    $75.97    $129.70   $275.78
VIP Investment Grade Bond: Initial Class................   $20.12    $62.07    $106.45   $228.95
VIP Asset Manager: Service Class........................   $21.96    $67.65    $115.81   $247.94
VIP Index 500: Initial Class............................   $17.96    $57.54    $ 95.44   $206.36
VIP Contrafund: Service Class...........................   $22.37    $68.89    $117.87   $252.11
VIP Asset Manager: Growth: Service Class................   $22.88    $70.43    $120.46   $257.30
VIP Balanced: Service Class.............................   $21.55    $66.41    $113.73   $243.75
VIP Growth Opportunities: Service Class.................   $22.68    $69.81    $119.42   $255.23
VIP Growth & Income: Service Class......................   $21.65    $66.72    $114.25   $244.80
VIP Mid Cap: Service Class..............................   $21.65    $71.35    $122.00   $260.40

This example assumes that all of the fixed charges of the Separate Account and the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. Actual Portfolio expenses may be more or less. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table also assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and example above are to help you understand the various costs and expenses that apply to your contract, directly or indirectly. This table shows expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

For contracts issued prior to May 1, 1999

Guaranteed Rate Option

For contracts issued prior to May 1, 1999, the two-year GRO was not available.

Table of Annual Fees and Expenses for Contracts Issued Before May 1, 1999

Owner Transaction Expenses

      Sales Load on Purchases...............................................  $0
      Exchange Fee (1)......................................................  $0

Annual Administrative Charge

      Annual Administrative Charge* ........................................ $30
      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Annual Administrative Charge" in
            Part 4.


Separate Account Annual Expenses
(as a percentage of separate account value) (2)

       Mortality and Expense Risk Fees...................................  1.20%
       Administrative Expenses...........................................   .15%
                                                                           -----
       Total Separate Account Annual Expenses............................  1.35%
                                                                           =====


Portfolio Annual Expenses After Reimbursement
(as a percentage of average net assets) (3)


                                                     Management     Other    Total Annual
Portfolio                                               Fees      Expenses     Expenses
---------                                               ----      --------     --------
 VIP Money Market: Initial Class..................      .27%        .08%       .35%(1)
 VIP High Income: Initial Class...................      .58%        .10%       .68%
 VIP Equity-Income: Initial Class.................      .48%        .08%       .56%(2)
 VIP Growth: Initial Class........................      .57%        .08%       .65%(2)
 VIP Overseas: Initial Class......................      .72%        .17%       .89%(2)
 VIP Investment Grade Bond: Initial Class.........      .43%        .11%       .54%
 VIP Asset Manager: Initial Class.................      .53%        .08%       .61%(3)
 VIP Index 500: Initial Class.....................      .24%        .09%       .33%(2)
 VIP Contrafund: Initial Class....................      .57%        .09%       .66%(2)
 VIP Asset Manager: Growth: Initial Class.........      .58%        .11%       .69%(2)
 VIP Balanced: Initial Class......................      .43%        .15%       .58%(2)
 VIP Growth Opportunities: Initial Class..........      .58%        .10%       .68%(2)
 VIP Growth & Income: Initial Class...............      .48%        .10%       .58%(2)


----------
1) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.
2) Actual class operating expenses were lower because a portion of the brokerage commission that the fund paid was used to reduce the fund's expenses and/or because through arrangements with the funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for further details.
3) The fund's manager has voluntarily agreed to reimburse the Class's expenses, if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.53%. This arrangement may be discontinued by the fund's manager at any time.

Example for Contracts Issued Before May 1, 1999

The example below shows the expenses on a $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment whether you elect to annuitize, surrender or continue your contract at the end of the applicable period:

Portfolio                                          1 year   3 years   5 years   10 years
---------                                          ------   -------   -------   --------
VIP Money Market: Initial Class..................  $18.17   $56.17    $ 96.49   $208.53
VIP High Income: Initial Class...................  $21.55   $66.41    $113.73   $243.75
VIP Equity-Income: Initial Class.................  $20.32   $62.70    $107.49   $231.08
VIP Growth: Initial Class........................  $21.24   $65.48    $112.18   $240.59
VIP Overseas: Initial Class......................  $23.70   $72.90    $124.58   $265.55
VIP II Investment Grade Bond: Initial Class......  $20.12   $62.07    $106.45   $228.95
VIP II Asset Manager: Initial Class..............  $20.83   $64.25    $110.10   $236.37
VIP II Index 500: Initial Class..................  $17.96   $55.54    $ 95.44   $206.36
VIP II Contrafund: Initial Class.................  $21.35   $65.79    $112.69   $241.65
VIP II Asset Manager: Growth: Initial Class......  $21.65   $66.72    $114.25   $244.80
VIP III Balanced: Initial Class..................  $20.53   $63.32    $108.53   $233.20
VIP III Growth Opportunities: Initial Class......  $21.55   $66.41    $113.73   $243.75
VIP III Growth & Income: Initial Class...........  $20.53   $63.32    $108.53   $233.20

This example assumes that all of the fixed charges of the Separate Account and of the investment advisory fees and other expenses of the Portfolios will continue as they were for their most recent fiscal year or estimated expenses (after reimbursement), if applicable. Actual Portfolio expenses may be more or less. The annual rate of return assumed in the example isn't an estimate or guarantee of future investment performance. The table also assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. This per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The table and example above are to help you understand the various costs and expenses that apply to your contract, directly or indirectly. This table shows expenses of the Separate Account as well as those of the Portfolios. Premium taxes may also apply when you receive a payout of your contributions.

                                   Appendix A

Financial Information

Condensed financial information is not provided for any Fidelity VIP Service Class 2 funds, Legends portfolios, Putnam funds, Touchstone funds, or Van Kampen portfolios because as of December 31, 2000 those sub-accounts had not begun operations in Separate Account I. The Unit Value for each of those sub-accounts at inceptions is $10.00. The inception date for the Fidelity VIP Service Class 2 funds, Legends portfolios, Putnam funds, Touchstone funds, and Van Kampen portfolios is May 1, 2001.

The table below shows the Unit Value for each Variable Account Option at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the end of each period. The Unit Value at the beginning of each period is the Unit Value as of the end of the previous period.

                        UNIT VALUES AND UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                    Service Class-      Service        Service Class Asset       Service       Service Class    Service Class-Growth
                    Asset Manager   Class-Contrafund     Manager: Growth     Class-Balanced   Growth & Income       Opportunities
                       Division         Division            Division            Division          Division             Division
                       --------         --------            --------            --------          --------             --------
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception*      $10.00           $10.00              $10.00              $10.00            $10.00               $10.00
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999       $10.39           $11.69              $10.45              $10.08            $10.54               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Number of Units         92.970           48,186               6,521              42,745            73,671               34,458
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2000        $9.83           $10.74               $9.00               $9.50            $10.00                $8.16
------------------------------------------------------------------------------------------------------------------------------------
Number of Units         125,061          215,173              21,265              62,409           167,679               56,851
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                     Service Class-   Service Class - Equity   Service Class   Service Class   Service Class-
                       High Income            Income              -Growth         Mid Cap         Overseas
                        Division             Division             Division        Division        Division
                        --------             --------             --------        --------        --------
--------------------------------------------------------------------------------------------------------------
Date of Inception*       $10.00               $10.00               $10.00          $10.00          $10.00
--------------------------------------------------------------------------------------------------------------
December 31, 1999        $10.00                $9.74               $12.75          $13.79          $13.66
--------------------------------------------------------------------------------------------------------------
Number of Units          26,381               57,338               67,751          2,245           27,274
--------------------------------------------------------------------------------------------------------------
December 31, 2000         $7.62               $10.40               $11.17          $18.14          $10.88
--------------------------------------------------------------------------------------------------------------
Number of Units          119,433              126,919             257,217         112,494          33,445
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                        Service Class-        Service Class-      Service Class     Service Class-
                     Capital Opportunities   Emerging Growth   Growth with Income   Mid Cap Growth
---------------------------------------------------------------------------------------------------
Date of Inception**         $10.00                $10.00             $10.00             $10.00
---------------------------------------------------------------------------------------------------
December 31, 2000            $9.64                $9.00               $9.89              $9.89
---------------------------------------------------------------------------------------------------
Number of Units             193,406               98,999             25,978             86,123
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      Service Class-   Service Class-   Service Class-   Service Shares-
                       New Discovery       Growth        Total Return    Strategic Value
-----------------------------------------------------------------------------------------
Date of Inception**       $10.00           $10.00           $10.00           $10.00
-----------------------------------------------------------------------------------------
December 31, 2000          $9.77           $9.67            $11.21            $9.66
-----------------------------------------------------------------------------------------
Number of Units           63,079           61,262           59,522           23,165
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                      Service Shares-    Service Shares-    Service Shares     Service Shares-        Service Shares-
                          Growth        Aggressive Growth    Equity Income   International Growth  Capital Appreciation
------------------------------------------------------------------------------------------------------------------------
Date of Inception**       $10.00             $10.00             $10.00              $10.00                $10.00
------------------------------------------------------------------------------------------------------------------------
December 31, 2000          $8.78              $7.72              $9.74              $8.72                  $8.92
------------------------------------------------------------------------------------------------------------------------
Number of Units           152,912            115,907            30,522             387,607                165,975
------------------------------------------------------------------------------------------------------------------------

* The date of inception is June 1, 1999 for the High Income Option-Service Class, Equity-Income Option-Service Class, Growth Option-Service Class, Overseas Option-Service Class, and the Contrafund Option-Service Class;

June 2, 1999 for the Growth & Income Option-Service Class; June 9, 1999 for the Growth Opportunities Option-Service Class; June 14, 1999 for the Balanced Option-Service Class and Mid Cap Option-Service Class; July 6, 1999 for the Asset Manager Option-Service Class; and July 12, 1999 for the Asset Manager:Growth Option-Service Class.

** The date of inception is May 1, 2000 for the Janus and MFS Funds.

For information on Initial Class Options held under contracts issued before May 1, 1999, see the tables provided on the following two pages.

                        UNIT VALUES AND UNITS OUTSTANDING

                                Initial       Initial                                                      Initial Class   Service
                                 Class         Class      Initial Class    Initial Class   Initial Class     Investment     Class
                             Money Market   High Income   Equity- Income      Growth          Overseas       Grade Bond     MidCap
                              Division       Division        Division        Division        Division         Division     Division
                              --------       --------        --------        --------        --------         --------     --------
 Date of Inception*              $10.00         $10.00          $10.00          $10.00          $10.00         $10.00       $10.00

December 31, 1987                $10.18             --           $7.74           $7.51           $8.13         $10.21         --

Number of Units                   1,952             --          25,560              50           7,250         26,988         --

December 31, 1988                $10.75             --           $8.49           $7.48           $8.93         $10.69         --

Number of Units                   2,062             --           8,962           2,043           2,019         45,789         --

December 31, 1989                $11.57             --          $10.41          $10.45          $11.02         $12.20         --

Number of Units                  43,299             --           8,517           2,284           1,937          4,372         --

December 31, 1990                $12.34             --           $9.04          $11.04          $10.16         $12.82         --

Number of Units                   2,427             --          29,446           2,060           1,779          3,350         --

December 31, 1991                $12.90             --          $12.92          $17.96          $12.44         $14.38         --

Number of Units                   1,422             --           7,198           1,777             945          1,160         --

December 31, 1992                $13.22             --          $14.90          $19.36          $10.95         $15.13         --

Number of Units                  68,139             --         124,911         129,511          35,346         80,734         --

December 31, 1993                $13.46         $11.45          $17.38          $22.80          $14.83         $16.57         --

Number of Units                 346,644        615,289         748,436         444,077         480,406        330,360         --

December 31, 1994                $13.84         $11.12          $18.35          $22.49          $14.88         $15.73         --

Number of Units               1,363,372        989,407       1,206,683         988,674       1,272,218        454,358         --

December 31, 1995                $14.46         $13.23          $24.46          $30.03          $16.10         $18.20         --

Number of Units               1,823,146      2,238,450       2,264,897       1,665,857       1,308,440        627,020         --

December 31, 1996                $15.03         $14.88          $27.57          $33.98          $17.98         $18.53         --

Number of Units               1,839,938      2,871,483       2,977,144       2,311,771       1,792,964        807,207         --

December 31, 1997                $15.64         $17.27          $34.85          $41.39          $19.79         $19.93         --

Number of Units               2,298,303      3,057,834       3,512,365       2,026,809       2,066,717        834,294         --

December 31, 1998                $16.28         $16.30          $38.37          $56.96          $22.01         $21.40         --

Number of Units               3,190,762      3,293,280       3,398,759       1,942,238       1,813,403      1,235,812         --

December 31, 1999                $16.89         $17.40          $40.25          $77.23          $30.97         $20.89       $13.11

Number of Units               3,247,590      2,520,734       2,434,119       1,747,063       1,327,100      1,010,650       10,125

December 31, 2000                $10.69         $13.30          $43.06          $67.82          $24.71         $10.95       $17.27

Number of Units                 503,908      1,514,526       1,753,605       1,597,597       1,214,146         85,713      606,826

*The Inception dates are: February 19, 1993 for the VIP High Income Option; March 4, 1993 for the VIP II Index 500 Option; February 6, 1995 for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option; December 31, 1996 for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option; September 24, 1999 for the VIP III Mid Cap Option - Service Class. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond, and Balanced Options, respectively.

                        UNIT VALUES AND UNITS OUTSTANDING

                      Initial Class                                    Initial Class                   Initial Class   Initial Class
                          Asset       Initial Class   Initial Class   Asset Manager:   Initial Class     Growth &          Growth
                         Manager        Index 500      Contrafund         Growth         Balanced         Income       Opportunities
                         Division        Division       Division         Division        Division        Division         Division
                         --------        --------       --------         --------        --------        --------         --------
 Date of Inception*        $10.00          $10.00         $10.00          $10.00          $10.00           $10.00           $10.00

December 31, 1987           $8.00              --             --              --              --               --               --

Number of Units            29,166              --             --              --              --               --               --

December 31, 1988           $8.98              --             --              --              --               --               --

Number of Units            11,300              --             --              --              --               --               --

December 31, 1989          $11.16              --             --              --              --               --               --

Number of Units            10,635              --             --              --              --               --               --

December 31, 1990          $11.02              --             --              --              --               --               --

Number of Units            12,194              --             --              --              --               --               --

December 31, 1991          $13.60              --             --              --              --               --               --

Number of Units             5,272              --             --              --              --               --               --

December 31, 1992          $15.01              --             --              --              --               --               --

Number of Units           309,292              --             --              --              --               --               --

December 31, 1993          $17.92          $10.52             --              --              --               --               --

Number of Units         1,748,246          98,288             --              --              --               --               --

December 31, 1994          $16.60          $10.49             --              --              --               --               --

Number of Units         3,509,145         218,119             --              --              --               --               --

December 31, 1995          $19.15          $14.20         $13.50          $12.03              --               --               --

Number of Units         2,973,440         474,834      1,068,907         175,138              --               --               --

December 31, 1996          $21.65          $17.20         $16.15          $14.23              --               --               --

Number of Units         2,708,795       1,207,882      2,382,588         479,960              --               --               --

December 31, 1997          $25.77          $22.51         $19.78          $17.56          $11.33           $12.11           $11.90

Number of Units         2,687,060       2,028,663      2,782,642         695,464         124,495          412,889          458,320

December 31, 1998          $29.25          $28.50         $25.36          $20.37          $13.15           $15.48           $14.62

Number of Units         2,454,761       2,724,340      3,185,222         745,989         300,468        1,438,416        1,094,151

December 31, 1999          $32.05          $33.89         $31.09          $23.16          $13.56           $16,67           $15.04

Number of Units         1,723,306       2,467,236      2,827,810         642,566         366,568        1,477,124        1,043,627

December 31, 2000          $30.38          $10.12         $28.64          $20.00          $12.80           $15.85           $12.31

Number of Units         1,296,886         218,628      2,510,755         546,571         373,993        1,141,475          797,984

* The Inception dates are: February 19, 1993 for the VIP High Income Option; March 4, 1993 for the VIP II Index 500 Option; February 6, 1995 for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option; December 31, 1996 for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option; September 24, 1999 for the VIP III Mid Cap Option - Service Class. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond, and Balanced Options, respectively.

                                   Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                         Contribution:             $50,000.00

                         GRO Account duration:     7 Years

                         Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we do not declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)^48/12 / (1 + .0625 + .0025)^48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25

Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

            $54,688.58 = $57,881.25 - $3,192.67

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)^48/12 / (1 + .04 + .0025)^48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

Thus, the amount payable on a full withdrawal would be:

      $59,564.96 = $57,881.25 + $1,683.71

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

                                   Appendix C

SAI Table of Contents

Part 1 - Integrity and Custodian...............................................1
Part 2 - Distribution of the Contracts.........................................1
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Values..................................8
Part 5 - Tax-Favored Retirement Programs.......................................8
       Traditional Individual Retirement Annuities.............................8
       Roth Individual Retirement Annuities....................................8
       SIMPLE Individual Retirement Annuities..................................8
       Tax Sheltered Annuities.................................................9
       Simplified Employee Pensions............................................9
       Corporate and Self-Employed (H.R. 10 and Keogh) Pension
         and Profit Sharing Plans..............................................9
       Deferred Compensation Plans of State and Local Governments and
         Tax-Exempt Organizations..............................................9
       Distributions Under Tax-Favored Retirement Programs                     9
Part 6 - Financial Statements.................................................10

--------------------------------------------------------------------------------
If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740074
Louisville, KY 40201-0074
ATTN: Request for SAI of Separate Account I (IQ)

Name: __________________________________________

Address: _______________________________________

City: ___________________ State: ____ Zip: _____

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


                                       FOR

                               IQ THE SMARTANNUITY

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                Table of Contents
                                                                            Page

Part 1 - Integrity and Custodian...............................................1
Part 2 - Distribution of the Contracts.........................................1
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Values..................................8
Part 5 - Tax Favored Retirement Programs.......................................8
      Traditional Individual Retirement Annuities..............................8
      Roth Individual Retirement Annuities.....................................8
      SIMPLE Individual Retirement Annuities...................................8
      Tax Sheltered Annuities..................................................9
      Simplified Employee Pensions.............................................9
      Corporate and Self-Employed (H.R.10 and Keogh) Pension and Profit
        Sharing Plans..........................................................9
      Deferred Compensation Plans of State and Local Governments and
        Tax-Exempt Organizations...............................................9
      Distributions Under Tax Favored Retirement Programs......................9
Part 6 - Financial Statements.................................................10

Appendix A....................................................................15
Appendix B....................................................................17

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2001. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740074, Louisville, Kentucky 40201-0074, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN


Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

ARM provided substantially all of the services required to be performed on behalf of Separate Account I since 1994. Total fees paid to ARM by Integrity for management services, including services applicable to the Registrant, in 1997 were $19,307,552, in 1998 were $27,158,002, in 1999 were $32,545,978 and in 2000 were $3,001,867.


Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A" (Excellent) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

During 1999, prior to acquisition by W&S, the following actions were taken by state insurance departments: 1) Integrity's Hawaii certificate of authority was cancelled September 16, 1999 and was reinstated during the fourth quarter of 1999; 2) Integrity agreed effective September 8, 1999 that it would not accept new applications from residents of the state of Colorado without the approval of the Commissioner of the Colorado Division of Insurance; 3) Integrity agreed effective January 20, 2000 that it would not write any general account or guaranteed separate account business in the State of California, and that upon the closing of the W&S acquisition that Integrity would request the consent of the California Insurance Commissioner prior to resumption of writing such business in California; 4) Integrity's certificate of authority was suspended in the State of Nevada effective September 21, 1999, however, the Nevada Division of Insurance advised of the rescission of such Order on March 10, 2000 and a formal Order rescinding such suspension is expected; 5) Integrity agreed effective January 7, 2000 that it would not write any general account business in the State of Florida until the closing of the acquisition by W&S and upon meeting certain statutory surplus requirements; (6) Integrity's North Carolina certificate of authority was restricted to "no new business" effective September 29, 1999. Integrity expects all such remaining restrictions to be lifted once the state insurance departments involved have completed their review of the W&S acquisition of Integrity.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS


Touchstone Securities, Inc. ("Touchstone Securities"), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter since March 3, 2000was $ 844,084 for the year ended December 31, 2000. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.


Current yield and effective yield are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = {(Base Period Return) + 1)^365/7} - 1






Please see Appendix A for SEC standardized performance and Appendix B for non-standardized performance data.


Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about

100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.

Individualized Computer Generated Illustrations Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Traditional Individual Retirement Annuities

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

Roth Individual Retirement Annuities

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE Individual Retirement Annuities

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.
Distributions under Tax Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 2000, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 200 and 1999 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

Appendix A

For Period Ending 12-31-00

                  SEC Standardized Average Annualized Returns(1)

Variable Account Option                                  Inception Date(2)   1 year   5 years   10 years    Life
-----------------------                                  -----------------   ------   -------   --------    ----
Fidelity VIP Equity-Income, Service Class 2                  5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Growth, Service Class 2                         5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Overseas, Service Class 2                       5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP High Income, Service Class 2                    5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Investment Grade Bond, Service Class 2          5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Asset Manager, Service Class 2                  5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Index 500, Service Class 2                      5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Contrafund, Initial Class 2                     5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Asset Manger: Growth, Service Class 2           5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Growth Opportunities, Service Class             5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Balanced, Service Class 2                       5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Growth & Income, Service Class 2                5/01/01          N/A       N/A       N/A        N/A
Fidelity VIP Mid-Cap, Service Class 2                        5/01/01          N/A       N/A       N/A        N/A
Janus Aspen Series Balanced, Service Shares                  5/01/01          N/A       N/A       N/A        N/A
Janus Aspen Series Worldwide Growth, Service Shares          5/01/01          N/A       N/A       N/A        N/A
Janus Aspen Series Growth, Service Shares                    5/11/00          N/A       N/A       N/A      -18.51%
Janus Aspen Series Aggressive Growth, Service Shares         5/11/00          N/A       N/A       N/A      -33.29
Janus Aspen Series Capital Appreciation, Service Shares      5/22/00          N/A       N/A       N/A      -17.21%
Janus Aspen Series Equity Income, Services Shares            5/01/00          N/A       N/A       N/A      -4.00%
Janus Aspen Series International Growth, Service Shares      5/19/00          N/A       N/A       N/A      -19.99%
Janus Aspen Series Strategic Value, Service Shares           7/19/00          N/A       N/A       N/A      -7.53%
Baron Small Cap                                              5/01/01          N/A       N/A       N/A        N/A
Gabelli Large Cap Value                                      5/01/01          N/A       N/A       N/A        N/A
Harris Bretall Sullivan & Smith Equity Growth                5/0101           N/A       N/A       N/A        N/A
Third Avenue Value                                           5/01/01          N/A       N/A       N/A        N/A
MFS Emerging Growth, Service Class                           5/19/00          N/A       N/A       N/A      -15.70%
MFS Investors Growth stock Service Class                     5/22/00          N/A       N/A       N/A      -5.48%
MFS Investors Trust Series, Service Class                    6/27/00          N/A       N/A       N/A      -2.15%
MFS MidCap Growth, Service Class                             5/22/00          N/A       N/A       N/A      -1.84%
MFS New Discovery, Service Class                             5/11/00          N/A       N/A       N/A       -3.70
MFS Capital Opportunities, Service Class                     5/22/00          N/A       N/A       N/A      -5.88%
MFS Total Return, Service Class                              5/19/00          N/A       N/A       N/A      20.12%
Touchstone Growth/Value Fund                                 5/01/01          N/A       N/A       N/A        N/A
Touchstone Equity Fund                                       5/01/01          N/A       N/A       N/A        N/A
Touchstone Enhanced 30 Fund                                  5/01/01          N/A       N/A       N/A        N/A
Touchstone Value Plus Fund                                   5/01/01          N/A       N/A       N/A        N/A
Touchstone Growth & Income                                   5/01/01          N/A       N/A       N/A        N/A

Touchstone Balanced Fund                                     5/01/01          N/A       N/A       N/A        N/A
Touchstone High Yield Fund                                   5/01/01          N/A       N/A       N/A        N/A
Touchstone Bond Fund                                         5/01/01          N/A       N/A       N/A        N/A
Touchstone Money Market Fund                                 5/01/01          N/A       N/A       N/A        N/A
Van Kampen Bandwidth & Telecommunication                     5/01/01          N/A       N/A       N/A        N/A
Van Kampen Biotechnology and Pharmaceutical                  5/01/01          N/A       N/A       N/A        N/A
Van Kampen Internet                                          5/01/01          N/A       N/A       N/A        N/A
Van Kampen Morgan Stanley High-Tech 35                       5/01/01          N/A       N/A       N/A        N/A
Van Kampen Morgan Stanley U.S. Multinational                 5/01/01          N/A       N/A       N/A        N/A

(1) Standard average returns reflect all historical investment results, less mortality, expense, and administrative charges totaling 1.45%. The calculation assumes the policy is still in-force and does not take withdrawal charges into consideration. Non-standard performance since the portfolio inception date, which may predate the separate account.

(2) Inception date of the variable account option represents first trade date. Returns for account in operation for less than one year are not annualized.

Appendix B

For Period Ending 12-31-00

                  Non-Standardized Average Annualized Returns(1)

                                                      Fund              Cumulative Total Return
                                                   Inception                                     Life of
Variable Account Option                             Date (2)    3 years    5 years   10 years     Fund      1 year
Fidelity VIP Equity-Income, Service Class 2         5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Growth, Service Class 2                5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Overseas, Service Class 2              5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP High Income, Service Class 2           5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity  VIP  Investment  Grade  Bond,   Service
Class 2                                             5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Asset Manager, Service Class 2         5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Index 500, Service Class 2             5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Contrafund, Service Class 2            5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Asset Manger:  Growth, Service Class
2                                                   5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Growth Opportunities,  Service Class
2                                                   5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Balanced, Service Class 2              5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Growth & Income, Service Class 2       5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Mid-Cap, Service Class 2               5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Aggressive Growth, Service Class 2     5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Dynamic Capital Appreciation,  Serv.
Cls. 2                                              5/01/01       N/A        N/A        N/A        N/A       N/A
Fidelity VIP Money Market, Service Class 2          5/01/01       N/A        N/A        N/A        N/A       N/A
Janus  Aspen  Series  Worldwide  Growth,  Service
Shares                                              5/01/01       N/A        N/A        N/A        N/A       N/A
Janus Aspen Series Growth, Service Shares           12/31/99      N/A        N/A        N/A      -15.98%   -15.98%
Janus Aspen  Series  Aggressive  Growth,  Service
Shares                                              12/31/99      N/A        N/A        N/A      -32.77%   -32.77%
Janus Aspen Series Capital Appreciation,  Service
Shares                                              12/31/99      N/A        N/A        N/A      -19.55%   -19.55%
Janus Aspen Series Equity Income, Services Shares   12/31/99      N/A        N/A        N/A      -9.57%     -9.57%
Janus Aspen Series International Growth,  Service
Shares                                              12/31/99      N/A        N/A        N/A      -17.35%   -17.35%
Janus  Aspen  Series  Strategic  Value,   Service
Shares                                              5/01/00       N/A        N/A        N/A       -.57%      N/A
Baron Small Cap                                     5/01/00       N/A        N/A        N/A        N/A       N/A
Gabelli Large Cap Value                             5/01/00       N/A        N/A        N/A        N/A       N/A
Harris Bretall Sullivan & Smith Equity Growth       5/01/00       N/A        N/A        N/A        N/A       N/A
Third Avenue Value                                  5/01/00       N/A        N/A        N/A        N/A       N/A
MFS Emerging Growth, Service Class                  7/24/95     82.32%     152.58%      N/A      194.68%   -20.82%
MFS Investors Trust Series, Service Class           10/9/95     24.68%     95.58%       N/A      107.89%    -1.73%
MFS Mid-Cap Growth, Service Class                   5/01/00       N/A        N/A        N/A      -3.74%      N/A
MFS New Discovery, Service Class                    4/29/98       N/A        N/A        N/A      66.86%     -3.52%
MFS Capital Opportunities, Service Class            8/14/96     72.22%       N/A        N/A      132.20%    -5.15%
MFS Investors Growth Stock Series, Service Class    5/03/99       N/A        N/A        N/A      28.03%     -7.66%
MFS Total Return , Service Class                    1/03/95     28.40%     72.99%       N/A      117.14%    14.17%
Putnam VT Voyager Fund II-Class IB                  5/01/00       N/A        N/A        N/A        N/A       N/A
Putnam VT International Growth Fund-Class IB        5/01/00       N/A        N/A        N/A        N/A       N/A
Putnam VT Technology Fund- Class IB                 5/01/00       N/A        N/A        N/A        N/A       N/A
Putnam VT Growth and Income Fund-Class IB           5/01/00       N/A        N/A        N/A        N/A       N/A
Putnam VT Small Cap Value Fund-Class IB             5/01/00       N/A        N/A        N/A        N/A       N/A
Touchstone International Equity Fund                5/01/00       N/A        N/A        N/A        N/A       N/A
Touchstone Emerging Growth Fund                     5/01/00       N/A        N/A        N/A        N/A       N/A
Touchstone Small Cap Value                          5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Growth/Value Fund                        5/01/01       N/A        N/A        N/A        N/A       N/A

                                                       Average Annual Return                                   Calendar Year Return
                                                                                  Life of
Variable Account Option                            3 years   5 years   10 years     Fund      1995      1996       1997      1998
Fidelity VIP Equity-Income, Service Class 2          N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Growth, Service Class 2                 N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Overseas, Service Class 2               N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP High Income, Service Class 2            N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity  VIP  Investment  Grade  Bond,   Service
Class 2                                              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Asset Manager, Service Class 2          N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Index 500, Service Class 2              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Contrafund, Service Class 2             N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Asset Manger:  Growth, Service Class
2                                                    N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Growth Opportunities,  Service Class
2                                                    N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Balanced, Service Class 2               N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Growth & Income, Service Class 2        N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Mid-Cap, Service Class 2                N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Aggressive Growth, Service Class 2      N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Dynamic Capital Appreciation,  Serv.
Cls. 2                                               N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Fidelity VIP Money Market, Service Class 2           N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Janus  Aspen  Series  Worldwide  Growth,  Service
Shares                                               N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Janus Aspen Series Growth, Service Shares            N/A       N/A        N/A     -15.95%     N/A        N/A       N/A       N/A
Janus Aspen  Series  Aggressive  Growth,  Service
Shares                                               N/A       N/A        N/A     -32.71%     N/A        N/A       N/A       N/A
Janus Aspen Series Capital Appreciation,  Service
Shares                                               N/A       N/A        N/A     -19.51%     N/A        N/A       N/A       N/A
Janus Aspen Series Equity Income, Services Shares    N/A       N/A        N/A      -9.55%     N/A        N/A       N/A       N/A
Janus Aspen Series International Growth,  Service
Shares                                               N/A       N/A        N/A     -17.32%     N/A        N/A       N/A       N/A
Janus  Aspen  Series  Strategic  Value,   Service
Shares                                               N/A       N/A        N/A      5.45%      N/A        N/A       N/A       N/A
Baron Small Cap                                      N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Gabelli Large Cap Value                              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Harris Bretall Sullivan & Smith Equity Growth        N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Third Avenue Value                                   N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
MFS Emerging Growth, Service Class                  22.16%    20.36%      N/A      21.98%    16.67%    15.32%     20.14%    32.22%
MFS Investors Trust Series, Service Class           7.63%     14.36%      N/A      15.02%    6.30%     22.64%     27.90%    21.49%
MFS Mid-Cap Growth, Service Class                    N/A       N/A        N/A      -5.54%     N/A        N/A       N/A       N/A
MFS New Discovery, Service Class                     N/A       N/A        N/A      21.10%     N/A        N/A       N/A      1.20%
MFS Capital Opportunities, Service Class            19.86%     N/A        N/A      21.20%     N/A       8.18%     24.64%    24.96%
MFS Investors Growth Stock Series, Service Class     N/A       N/A        N/A      16.00%     N/A        N/A       N/A       N/A
MFS Total Return , Service Class                    8.69%     11.58%      N/A      13.81%    25.52%    12.70%     19.54%    10.71%
Putnam VT Voyager Fund II-Class IB                   N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Putnam VT International Growth Fund-Class IB         N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Putnam VT Technology Fund- Class IB                  N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Putnam VT Growth and Income Fund-Class IB            N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Putnam VT Small Cap Value Fund-Class IB              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone International Equity Fund                 N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Emerging Growth Fund                      N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Small Cap Value                           N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Growth/Value Fund                         N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A

                                                   Calendar Year Return

Variable Account Option                              1999      2000
Fidelity VIP Equity-Income, Service Class 2          N/A        N/A
Fidelity VIP Growth, Service Class 2                 N/A        N/A
Fidelity VIP Overseas, Service Class 2               N/A        N/A
Fidelity VIP High Income, Service Class 2            N/A        N/A
Fidelity  VIP  Investment  Grade  Bond,   Service
Class 2                                              N/A        N/A
Fidelity VIP Asset Manager, Service Class 2          N/A        N/A
Fidelity VIP Index 500, Service Class 2              N/A        N/A
Fidelity VIP Contrafund, Service Class 2             N/A        N/A
Fidelity VIP Asset Manger:  Growth, Service Class
2                                                    N/A        N/A
Fidelity VIP Growth Opportunities,  Service Class
2                                                    N/A        N/A
Fidelity VIP Balanced, Service Class 2               N/A        N/A
Fidelity VIP Growth & Income, Service Class 2        N/A        N/A
Fidelity VIP Mid-Cap, Service Class 2                N/A        N/A
Fidelity VIP Aggressive Growth, Service Class 2      N/A        N/A
Fidelity VIP Dynamic Capital Appreciation,  Serv.
Cls. 2                                               N/A        N/A
Fidelity VIP Money Market, Service Class 2           N/A        N/A
Janus  Aspen  Series  Worldwide  Growth,  Service
Shares                                               N/A        N/A
Janus Aspen Series Growth, Service Shares            N/A      -15.98%
Janus Aspen  Series  Aggressive  Growth,  Service
Shares                                               N/A      -32.77%
Janus Aspen Series Capital Appreciation,  Service
Shares                                               N/A      -19.55%
Janus Aspen Series Equity Income, Services Shares    N/A      -9.57%
Janus Aspen Series International Growth,  Service
Shares                                               N/A      -17.35%
Janus  Aspen  Series  Strategic  Value,   Service
Shares                                               N/A      -0..57%
Baron Small Cap                                      N/A        N/A
Gabelli Large Cap Value                              N/A        N/A
Harris Bretall Sullivan & Smith Equity Growth        N/A        N/A
Third Avenue Value                                   N/A        N/A
MFS Emerging Growth, Service Class                  74.16%    20.82%
MFS Investors Trust Series, Service Class           4.43%     -1.73%
MFS Mid-Cap Growth, Service Class                    N/A       3.74%
MFS New Discovery, Service Class                    70.90%     3.52%
MFS Capital Opportunities, Service Class            45.29%     5.15%
MFS Investors Growth Stock Series, Service Class    38.66%     7.66%
MFS Total Return , Service Class                    1.59%     14.17%
Putnam VT Voyager Fund II-Class IB                   N/A        N/A
Putnam VT International Growth Fund-Class IB         N/A        N/A
Putnam VT Technology Fund- Class IB                  N/A        N/A
Putnam VT Growth and Income Fund-Class IB            N/A        N/A
Putnam VT Small Cap Value Fund-Class IB              N/A        N/A
Touchstone International Equity Fund                 N/A        N/A
Touchstone Emerging Growth Fund                      N/A        N/A
Touchstone Small Cap Value                           N/A        N/A
Touchstone Growth/Value Fund                         N/A        N/A

Touchstone Equity Fund                              5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Enhanced 30 Fund                         5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Value Plus Fund                          5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Growth & Income                          5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Balanced Fund                            5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone High Yield Fund                          5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Bond Fund                                5/01/01       N/A        N/A        N/A        N/A       N/A
Touchstone Money Market Fund                        5/01/01       N/A        N/A        N/A        N/A       N/A
Van Kampen Bandwidth & Telecommunication            5/01/01       N/A        N/A        N/A        N/A       N/A
Van Kampen Biotechnology and Pharmaceutical         5/01/01       N/A        N/A        N/A        N/A       N/A
Van Kampen Internet                                 5/01/01       N/A        N/A        N/A        N/A       N/A
Van Kampen Morgan Stanley High-Tech 35              5/01/01       N/A        N/A        N/A        N/A       N/A
Van Kampen Morgan Stanley U.S. Multinational        5/01/01       N/A        N/A        N/A        N/A       N/A

Touchstone Equity Fund                              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Enhanced 30 Fund                         N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Value Plus Fund                          N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Growth & Income                          N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Balanced Fund                            N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone High Yield Fund                          N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Bond Fund                                N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Touchstone Money Market Fund                        N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Van Kampen Bandwidth & Telecommunication            N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Van Kampen Biotechnology and Pharmaceutical         N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Van Kampen Internet                                 N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Van Kampen Morgan Stanley High-Tech 35              N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A
Van Kampen Morgan Stanley U.S. Multinational        N/A       N/A        N/A       N/A       N/A        N/A       N/A       N/A

Touchstone Equity Fund                              N/A        N/A
Touchstone Enhanced 30 Fund                         N/A        N/A
Touchstone Value Plus Fund                          N/A        N/A
Touchstone Growth & Income                          N/A        N/A
Touchstone Balanced Fund                            N/A        N/A
Touchstone High Yield Fund                          N/A        N/A
Touchstone Bond Fund                                N/A        N/A
Touchstone Money Market Fund                        N/A        N/A
Van Kampen Bandwidth & Telecommunication            N/A        N/A
Van Kampen Biotechnology and Pharmaceutical         N/A        N/A
Van Kampen Internet                                 N/A        N/A
Van Kampen Morgan Stanley High-Tech 35              N/A        N/A
Van Kampen Morgan Stanley U.S. Multinational        N/A        N/A

(1) Non-Standard returns reflect all historical investment results, less mortality, expense, and administrative charges totaling 1.45%. The calculation assumes the policy is still in-force and does not take withdrawal charges into consideration. Non-standard performance since the portfolio inception date, which may predate the separate account.

(2) Represents inception date of the underlying mutual fund. Returns for account in operation for less than one year are not annualized.

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                December 31, 2000
                       With Report of Independent Auditors

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements


                                December 31, 2000


                                    Contents


Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities ...........................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................8
Notes to Financial Statements.................................................13

                         Report of Independent Auditors

Contract Holders
         Separate Account I of Integrity Life Insurance Company
Board of Directors
         Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company (comprising, respectively, the Initial Class: VIP Money Market (Grandmaster(TM)), VIP Money Market (IQ Annuity(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond (Grandmaster(TM)), VIP II Investment Grade Bond (IQ Annuity(TM)), VIP II Asset Manager, VIP II Index 500 (Grandmaster(TM)), VIP II Index 500 (IQ Annuity(TM)),VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced and VIP III Growth & Income; Service
Class: VIP III Mid Cap (Grandmaster(TM)), VIP III Mid Cap (IQ Annuity(TM)), VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Asset Manager, VIP II Asset Manager: Growth, VIP II Contrafund, VIP III Growth Opportunities, VIP III Balanced, VIP III Growth & Income, MFS Emerging Growth, MFS Growth, MFS Growth With Income, MFS Mid Cap Growth, MFS New Discovery, MFS Capital Opportunities and MFS Total Return; and Service Shares: Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Equity Income, Janus Aspen International Growth and Janus Aspen Strategic Value Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual funds owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2000, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
Cincinnati, Ohio
April 24, 2001

             Separate Account I of Integrity Life Insurance Company

                      Statement of Assets and Liabilities

                               December 31, 2000

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                               VIP Money           VIP Money
                                                Market              Market            VIP High         VIP Equity-           VIP
                                           (Grandmaster(TM))   (IQ Annuity(TM))        Income            Income            Growth
                                               Division            Division           Division          Division          Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $ 35,746,048       $  5,385,517       $ 20,149,737      $ 75,502,972      $108,352,259


Liabilities
Payable to (receivable from) the general
  account of Integrity                                (666)            (1,260)             6,541            (7,259)            3,230
                                           -----------------------------------------------------------------------------------------

Net assets                                    $ 35,746,714       $  5,386,777       $ 20,143,196      $ 75,510,231      $108,349,029
                                           =========================================================================================

Unit value                                    $      17.71       $      10.69       $      13.30      $      43.06      $      67.82
                                           =========================================================================================

Units outstanding                                2,018,448            503,908          1,514,526         1,753,605         1,597,597
                                           =========================================================================================

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                                           VIP II Investment  VIP II Investment
                                                VIP          Grade Bond         Grade Bond         VIP II Asset    VIP II Index 500
                                             Overseas     (Grandmaster(TM))  (IQ Annuity(TM))         Manager      (Grandmaster(TM))
                                             Division         Division           Division            Division          Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)         $ 30,004,805      $ 17,765,260       $    938,488       $ 39,398,581       $ 66,393,663


Liabilities
Payable to (receivable from) the general
  account of Integrity                            3,257            (3,220)               (69)              (816)              (527)
                                           -----------------------------------------------------------------------------------------

Net assets                                 $ 30,001,548      $ 17,768,480       $    938,557       $ 39,399,397       $ 66,394,190
                                           =========================================================================================

Unit value                                 $      24.71      $      22.93       $      10.95       $      30.38       $      30.32
                                           =========================================================================================

Units outstanding                             1,214,146           774,901             85,713          1,296,886          2,189,782
                                           =========================================================================================

                                                                                Initial Class Shares
                                           -----------------------------------------------------------------------------------------
                                                                 VIP II Asset                         VIP III
                                           VIP II Index 500       Manager:           VIP II            Growth             VIP III
                                           (IQ Annuity(TM))        Growth          Contrafund       Opportunities         Balanced
                                               Division           Division          Division          Division            Division
                                           -----------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)           $  2,211,924       $ 10,930,292      $ 71,905,160       $  9,821,650       $  4,788,069


Liabilities
Payable to (receivable from) the general
  account of Integrity                               (591)                72            (2,863)            (1,533)               959
                                           -----------------------------------------------------------------------------------------

Net assets                                   $  2,212,515       $ 10,930,220      $ 71,908,023       $  9,823,183       $  4,787,110
                                           =========================================================================================

Unit value                                   $      10.12       $      20.00      $      28.64       $      12.31       $      12.80
                                           =========================================================================================

Units outstanding                                 218,628            546,511         2,510,755            797,984            373,993
                                           =========================================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                               December 31, 2000

                                            Initial Class
                                                Shares                               Service Class Shares
                                            -------------  -----------------------------------------------------------------------
                                                VIP III
                                               Growth &      VIP III Mid Cap    VIP III Mid Cap     VIP High        VIP Equity-
                                                Income      (Grandmaster(TM))  (IQ Annuity(TM))      Income           Income
                                               Division         Division           Division         Division         Division
                                            -------------  -----------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $18,095,925      $10,481,125        $ 2,040,946      $   910,428      $ 1,320,082


Liabilities
Payable to (receivable from) the general
  account of Integrity                              3,546            1,240                305              349              124
                                            --------------  ----------------------------------------------------------------------

Net assets                                    $18,092,379      $10,479,885        $ 2,040,641      $   910,079      $ 1,319,958
                                            ==============  ======================================================================

Unit value                                    $     15.85      $     17.27        $     18.14      $      7.62      $     10.40
                                            ==============  ======================================================================

Units outstanding                               1,141,475          606,826            112,494          119,433          126,919
                                            ==============  ======================================================================

                                                                            Service Class Shares
                                            --------------------------------------------------------------------------------------
                                                                                                   VIP II Asset
                                                                                VIP II Asset         Manager:           VIP II
                                                VIP Growth      VIP Overseas       Manager            Growth          Contrafund
                                                 Division         Division        Division           Division          Division
                                            --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)             $ 2,873,459      $   363,915      $ 1,228,977       $   191,331       $ 2,311,787


Liabilities
Payable to (receivable from) the general
  account of Integrity                                 345               33             (373)              (54)              829
                                            --------------------------------------------------------------------------------------

Net assets                                     $ 2,873,114      $   363,882      $ 1,229,350       $   191,385       $ 2,310,958
                                            ======================================================================================

Unit value                                     $     11.17      $     10.88      $      9.83       $      9.00       $     10.74
                                            ======================================================================================

Units outstanding                                  257,217           33,445          125,061            21,265           215,173
                                            ======================================================================================

                                                             Service Class Shares
                                            ---------------------------------------------------
                                                  VIP III                              VIP III
                                                  Growth            VIP III           Growth &
                                               Opportunities       Balanced            Income
                                                 Division          Division           Division
                                            ---------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)              $   463,865       $   592,709       $ 1,677,322


Liabilities
Payable to (receivable from) the general
  account of Integrity                                  (39)             (177)              532
                                            ---------------------------------------------------

Net assets                                      $   463,904       $   592,886       $ 1,676,790
                                            ===================================================

Unit value                                      $      8.16       $      9.50       $     10.00
                                            ===================================================

Units outstanding                                    56,851            62,409           167,679
                                            ===================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                               December 31, 2000

                                                                               Service Class Shares
                                              --------------------------------------------------------------------------------------

                                                   MFS
                                                Emerging                            MFS Growth          MFS Mid           MFS New
                                                 Growth          MFS Growth         With Income       Cap Growth         Discovery
                                                Division          Division           Division          Division          Division
                                              --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)            $    891,215      $    592,173       $    257,007      $    851,891      $    616,164


Liabilities
Payable to (receivable from) the general
  account of Integrity                                 224              (231)                85               135              (118)
                                              --------------------------------------------------------------------------------------

Net assets                                    $    890,991      $    592,404       $    256,922      $    851,756      $    616,282
                                              ======================================================================================

Unit value                                    $       9.00      $       9.67       $       9.89      $       9.89      $       9.77
                                              ======================================================================================

Units outstanding                                   98,999            61,262             25,978            86,123            63,079
                                              ======================================================================================

                                                       Service Class Shares                       Service Shares
                                              ---------------------------------------  -------------------------------------
                                                                                                                  Janus
                                                        MFS                                    Janus              Aspen
                                                      Capital           MFS Total              Aspen           Aggressive
                                                   Opportunities         Return               Growth             Growth
                                                     Division           Division             Division           Division
                                              ---------------------------------------  -------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)                  $  1,864,711      $    666,979         $  1,342,148       $    895,805


Liabilities
Payable to (receivable from) the general
  account of Integrity                                       277              (263)                (419)             1,003
                                              ---------------------------------------  -------------------------------------

Net assets                                          $  1,864,434      $    667,242         $  1,342,567       $    894,802
                                              =======================================  =====================================

Unit value                                          $       9.64      $      11.21         $       8.78       $       7.72
                                              =======================================  =====================================

Units outstanding                                        193,406            59,522              152,912            115,907
                                              =======================================  =====================================

                                                                         Service Shares
                                              -------------------------------------------------------------------
                                                                       Janus            Janus            Janus
                                                   Janus Aspen         Aspen            Aspen            Aspen
                                                     Capital          Equity        International      Strategic
                                                  Appreciation        Income           Growth            Value
                                                    Division         Division         Division         Division            Total
                                              --------------------------------------------------------------------------------------
Assets
Investments, at value
  (aggregate cost of $570,488,487)                $  1,479,814     $    297,158     $  3,378,464     $    223,691       $555,203,516


Liabilities
Payable to (receivable from) the general
  account of Integrity                                    (683)            (126)          (1,469)             (83)               247
                                              --------------------------------------------------------------------------------------

Net assets                                        $  1,480,497     $    297,284     $  3,379,933     $    223,774       $555,203,269
                                              ======================================================================================

Unit value                                        $       8.92     $       9.74     $       8.72     $       9.66
                                              ===================================================================

Units outstanding                                      165,975           30,522          387,607           23,165
                                              ===================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                            Statement of Operations

                          Year Ended December 31, 2000

                                                                                 Initial Class Shares
                                                  --------------------------------------------------------------------------------
                                                      VIP Money          VIP Money
                                                        Market             Market        VIP High      VIP Equity-        VIP
                                                  (Grandmaster(TM))  (IQ Annuity(TM))     Income         Income         Growth
                                                       Division           Division       Division       Division       Division
                                                  --------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $  2,521,088      $    281,507    $  2,693,702   $  7,515,789   $ 14,904,652

Expenses
  Mortality and expense risk and
    administrative charges                                560,543            67,934         388,322      1,064,362      1,807,192
                                                  --------------------------------------------------------------------------------
Net investment income (loss)                            1,960,545           213,573       2,305,380      6,451,427     13,097,460

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                           --                --      (4,550,145)     3,545,317     11,125,197
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                    37               (18)      1,192,825     11,418,044     34,354,711
        End of period                                          37               (18)     (2,579,899)     5,144,979     (5,961,964)
                                                  --------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                           --                --      (3,772,724)    (6,273,065)   (40,316,675)
                                                  --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                               --                --      (8,322,869)    (2,727,748)   (29,191,478)
                                                  --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  1,960,545      $    213,573    $ (6,017,489)  $  3,723,679   $(16,094,018)
                                                  ================================================================================

                                                                                  Initial Class Shares
                                                     -------------------------------------------------------------------------------
                                                                     Investment        Investment
                                                          VIP        Grade Bond        Grade Bond     VIP II Asset VIP II Index 500
                                                       Overseas   (Grandmaster(TM)) (IQ Annuity(TM))     Manager   (Grandmaster(TM))
                                                       Division       Division          Division        Division       Division
                                                     -------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $  4,494,021   $  1,367,172      $      6,665    $  5,653,649    $  1,198,596

Expenses
  Mortality and expense risk and
    administrative charges                                532,031        246,775             4,064         630,209       1,042,975
                                                     -------------------------------------------------------------------------------
Net investment income (loss)                            3,961,990      1,120,397             2,601       5,023,440         155,621

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                    1,135,910     (1,168,047)               --         549,755       5,310,335
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                             9,369,463       (756,411)              464       6,529,077      18,158,659
        End of period                                  (3,699,879)       931,354            34,856      (1,456,089)      4,424,338
                                                     -------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                  (13,069,342)     1,687,765            34,392      (7,985,166)    (13,734,321)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                      (11,933,432)       519,718            34,392      (7,435,411)     (8,423,986)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ (7,971,442)  $  1,640,115      $     36,993    $ (2,411,971)   $ (8,268,365)
                                                     ===============================================================================

                                                                                 Initial Class Shares
                                                   --------------------------------------------------------------------------------
                                                                      VIP II Asset                     VIP III
                                                   VIP II Index 500     Manager:         VIP II         Growth          VIP III
                                                   (IQ Annuity(TM))      Growth        Contrafund    Opportunities      Balanced
                                                       Division         Division        Division       Division         Division
                                                   --------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $     14,291     $  1,470,755    $ 11,508,322    $  1,185,296    $    268,126

Expenses
  Mortality and expense risk and
    administrative charges                                 20,755          176,993       1,127,640         172,103          60,905
                                                   --------------------------------------------------------------------------------
Net investment income (loss)                               (6,464)       1,293,762      10,380,682       1,013,193         207,221

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                           --          304,393      11,539,960          29,376          16,159
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                84,084        2,105,947      23,098,523       1,246,534         207,197
        End of period                                     (97,040)      (1,335,066)     (5,485,930)     (2,215,393)       (322,104)
                                                   --------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                     (181,124)      (3,441,013)    (28,584,453)     (3,461,927)       (529,301)
                                                   --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                         (181,124)      (3,136,620)    (17,044,493)     (3,432,551)       (513,142)
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $   (187,588)    $ (1,842,858)   $ (6,663,811)   $ (2,419,358)   $   (305,921)
                                                   ================================================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                     Initial Class
                                                        Shares                               Service Class Shares
                                                     --------------  ---------------------------------------------------------------
                                                       VIP III
                                                       Growth &      VIP III Mid Cap   VIP III Mid Cap     VIP High      VIP Equity-
                                                        Income      (Grandmaster(TM)) (IQ Annuity(TM))      Income         Income
                                                       Division         Division          Division         Division       Division
                                                     --------------  ---------------------------------------------------------------
Investment income
  Reinvested dividends                               $ 2,027,774       $    37,048      $     7,022       $    18,223   $    45,508

Expenses
  Mortality and expense risk and
    administrative charges                               277,294            53,353            8,306             7,365        10,102
                                                     --------------  ---------------------------------------------------------------
Net investment income (loss)                           1,750,480           (16,305)          (1,284)           10,858        35,406

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                   1,358,669                --               --          (197,473)      (60,513)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                            3,025,579            15,388            7,188             2,812       (12,844)
        End of period                                 (1,350,494)          682,439           89,391            (3,287)       46,167
                                                     --------------  ---------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                  (4,376,073)          667,051           82,203            (6,099)       59,011
                                                     --------------  ---------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                      (3,017,404)          667,051           82,203          (203,572)       (1,502)
                                                     --------------  ---------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $(1,266,924)      $   650,746      $    80,919       $  (192,714)  $    33,904
                                                     ==============  ===============================================================

                                                                               Service Class Shares
                                                     ---------------------------------------------------------------------------
                                                                                                     VIP II Asset
                                                                                     VIP II Asset      Manager:        VIP II
                                                      VIP Growth    VIP Overseas        Manager         Growth       Contrafund
                                                       Division       Division         Division        Division       Division
                                                     ---------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $    93,880     $   960,800      $   102,951    $     7,534    $    77,387

Expenses
  Mortality and expense risk and
    administrative charges                                23,294          50,464           15,020          1,468         18,016
                                                     ---------------------------------------------------------------------------
Net investment income (loss)                              70,586         910,336           87,931          6,066         59,371

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                          --       2,635,033           (2,363)          (158)       (37,737)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                              149,950           5,304           69,135          5,614         67,567
        End of period                                   (316,920)        (13,931)         (80,422)       (18,827)      (106,319)
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                    (466,870)        (19,235)        (149,557)       (24,441)      (173,886)
                                                     ---------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                        (466,870)      2,615,798         (151,920)       (24,599)      (211,623)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  (396,284)    $ 3,526,134      $   (63,989)   $   (18,533)   $  (152,252)
                                                     ===========================================================================

                                                                     Service Class Shares
                                                     --------------------------------------------------
                                                           VIP III                            VIP III
                                                           Growth            VIP III         Growth &
                                                       Opportunities        Balanced          Income
                                                          Division          Division         Division
                                                     --------------------------------------------------
Investment income
  Reinvested dividends                                  $    28,234       $    25,410       $    67,497

Expenses
  Mortality and expense risk and
    administrative charges                                    5,469             8,296            17,486
                                                     --------------------------------------------------
Net investment income (loss)                                 22,765            17,114            50,011

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                        (31,586)          (16,820)          (26,867)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                   6,698             9,810            34,929
        End of period                                       (58,623)          (27,283)          (70,560)
                                                     --------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                        (65,321)          (37,093)         (105,489)
                                                     --------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                            (96,907)          (53,913)         (132,356)
                                                     --------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       $   (74,142)      $   (36,799)      $   (82,345)
                                                     ==================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                    Service Class Shares
                                                     ------------------------------------------------------------------------------
                                                           MFS
                                                        Emerging                               MFS Growth            MFS Mid
                                                         Growth           MFS Growth           With Income         Cap Growth
                                                       Division(1)        Division(1)          Division(1)         Division(1)
                                                     ------------------------------------------------------------------------------
Investment income
  Reinvested dividends                               $          --       $          --       $          --       $          --

Expenses
  Mortality and expense risk and
    administrative charges                                   3,726               3,122                 666               3,058
                                                     ------------------------------------------------------------------------------
Net investment income (loss)                                (3,726)             (3,122)               (666)             (3,058)

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                         4,195                (188)                 --              (7,275)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     --                  --                  --                  --
        End of period                                     (132,314)            (61,337)             (1,762)            (55,522)
                                                     ------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                      (132,314)            (61,337)             (1,762)            (55,522)
                                                     ------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                          (128,119)            (61,525)             (1,762)            (62,797)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    (131,845)      $     (64,647)      $      (2,428)      $     (65,855)
                                                     ==============================================================================

                                                                     Service Class Shares                          Service Shares
                                                   ----------------------------------------------------------  --------------------
                                                                              MFS                                      Janus
                                                        MFS New             Capital             MFS Total              Aspen
                                                       Discovery         Opportunities           Return                Growth
                                                      Division(1)          Division(1)         Division(1)           Division(1)
                                                   ----------------------------------------------------------  --------------------
Investment income
  Reinvested dividends                               $          --       $          --       $          --         $      34,114

Expenses
  Mortality and expense risk and
    administrative charges                                   2,952               7,188               1,441                 7,108
                                                   ----------------------------------------------------------  --------------------
Net investment income (loss)                                (2,952)             (7,188)             (1,441)               27,006

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                        (3,926)            (10,343)                352               (31,928)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                     --                  --                  --                    --
        End of period                                      (59,088)           (188,508)             28,728              (225,019)
                                                   ----------------------------------------------------------  --------------------
    Change in net unrealized appreciation/
      depreciation during the period                       (59,088)           (188,508)             28,728              (225,019)
                                                   ----------------------------------------------------------  --------------------
Net realized and unrealized gain (loss)
  on investments                                           (63,014)           (198,851)             29,080              (256,947)
                                                   ----------------------------------------------------------  --------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     (65,966)      $    (206,039)      $      27,639         $    (229,941)
                                                   ==========================================================  ====================

                                                                                     Service Shares
                                                     -------------------------------------------------------------------------------
                                                              Janus                                 Janus                Janus
                                                              Aspen           Janus Aspen           Aspen                Aspen
                                                           Aggressive           Capital             Equity          International
                                                             Growth          Appreciation           Income              Growth
                                                           Division(1)        Division(1)         Division(1)         Division(1)
                                                     -------------------------------------------------------------------------------
Investment income
  Reinvested dividends                                   $      24,459       $       8,006       $      10,795       $      37,928

Expenses
  Mortality and expense risk and
    administrative charges                                       4,816               8,030               1,210              14,614
                                                     -------------------------------------------------------------------------------
Net investment income (loss)                                    19,643                 (24)              9,585              23,314

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                          (136,498)             (7,675)               (231)           (259,036)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         --                  --                  --                  --
        End of period                                         (219,270)           (270,174)            (27,075)           (221,772)
                                                     -------------------------------------------------------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                          (219,270)           (270,174)            (27,075)           (221,772)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                              (355,768)           (277,849)            (27,306)           (480,808)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        $    (336,125)      $    (277,873)      $     (17,721)      $    (457,494)
                                                     ===============================================================================

                                                      Service Shares
                                                     ----------------
                                                           Janus
                                                           Aspen
                                                         Strategic
                                                           Value
                                                         Division(2)          Total
                                                     ----------------------------------
Investment income
  Reinvested dividends                                $          --       $  58,698,201

Expenses
  Mortality and expense risk and
    administrative charges                                      854           8,457,521
                                                     ----------------------------------
Net investment income (loss)                                   (854)         50,240,680

Realized and unrealized gain (loss)
  on investments
    Net realized gain (loss) on sales
      of investments                                             --          31,005,842
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                      --         110,396,266
        End of period                                        (5,371)        (15,284,971)
                                                     ----------------------------------
    Change in net unrealized appreciation/
      depreciation during the period                         (5,371)       (125,681,237)
                                                     ----------------------------------
Net realized and unrealized gain (loss)
  on investments                                             (5,371)        (94,675,395)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $      (6,225)      $ (44,434,715)
                                                     ==================================

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000
(2)   For the period July 10, 2000 (commencement of operations) to December 31,
      2000

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2000

                                                                                     Initial Class Shares
                                                          --------------------------------------------------------------------------
                                                            VIP Money           VIP Money
                                                              Market              Market             VIP High          VIP Equity-
                                                        (Grandmaster(TM))    (IQ Annuity(TM))         Income              Income
                                                             Division            Division            Division            Division
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $   1,960,545       $     213,573       $   2,305,380       $   6,451,427
  Net realized gain (loss) on sales of investments                   --                  --          (4,550,145)          3,545,317
  Change in net unrealized appreciation/depreciation
    during the period                                                --                  --          (3,772,724)         (6,273,065)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,960,545             213,573          (6,017,489)          3,723,679

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       3,830,275          11,598,255             200,016           1,000,120
    Contract terminations and benefits                      (18,223,340)        (15,093,068)         (5,989,000)        (19,562,112)
    Net transfers among investment options                   (6,672,561)          1,989,200         (11,911,103)         (7,624,746)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (21,065,626)         (1,505,613)        (17,700,087)        (26,186,738)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                           (19,105,081)         (1,292,040)        (23,717,576)        (22,463,059)

Net assets, beginning of year                                54,851,795           6,678,817          43,860,772          97,973,290
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $  35,746,714       $   5,386,777       $  20,143,196       $  75,510,231
                                                          ==========================================================================

Unit transactions
  Contributions                                                 224,098           1,112,306              12,620              25,313
  Terminations and benefits                                  (1,060,834)         (1,445,194)           (370,555)           (495,083)
  Net transfers                                                (392,406)            182,010            (648,273)           (210,744)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                             (1,229,142)           (150,878)         (1,006,208)           (680,514)
                                                          ==========================================================================

                                                                                     Initial Class Shares
                                                          -------------------------------------------------------------------------
                                                                                                VIP II Investment  VIP II Investment
                                                                VIP                VIP             Grade Bond          Grade Bond
                                                              Growth            Overseas        (Grandmaster(TM))   (IQ Annuity(TM))
                                                             Division           Division            Division            Division
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  13,097,460      $   3,961,990       $   1,120,397       $       2,601
  Net realized gain (loss) on sales of investments           11,125,197          1,135,910          (1,168,047)                 --
  Change in net unrealized appreciation/depreciation
    during the period                                       (40,316,675)       (13,069,342)          1,687,765              34,392
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (16,094,018)        (7,971,442)          1,640,115              36,993

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       3,666,646            366,946              72,604             384,871
    Contract terminations and benefits                      (27,386,268)        (7,879,353)         (4,189,444)            (14,592)
    Net transfers among investment options                   13,236,994          4,385,110            (867,274)            440,266
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (10,482,628)        (3,127,297)         (4,984,114)            810,545
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets                           (26,576,646)       (11,098,739)         (3,343,999)            847,538

Net assets, beginning of year                               134,925,675         41,100,287          21,112,479              91,019
                                                          -------------------------------------------------------------------------

Net assets, end of year                                   $ 108,349,029      $  30,001,548       $  17,768,480       $     938,557
                                                          =========================================================================

Unit transactions
  Contributions                                                  47,303             12,892               3,371              36,802
  Terminations and benefits                                    (350,283)          (274,129)           (193,990)             (1,407)
  Net transfers                                                 153,514            148,283             (45,130)             41,207
                                                          -------------------------------------------------------------------------
Net increase (decrease) in units                               (149,466)          (112,954)           (235,749)             76,602
                                                          =========================================================================

                                                                                     Initial Class Shares
                                                          --------------------------------------------------------------------------
                                                                                                                      VIP II Asset
                                                           VIP II Asset     VIP II Index 500     VIP II Index 500        Manager:
                                                              Manager       (Grandmaster(TM))    (IQ Annuity(TM))         Growth
                                                             Division           Division             Division            Division
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $   5,023,440       $     155,621       $      (6,464)      $   1,293,762
  Net realized gain (loss) on sales of investments              549,755           5,310,335                  --             304,393
  Change in net unrealized appreciation/depreciation
    during the period                                        (7,985,166)        (13,734,321)           (181,124)         (3,441,013)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,411,971)         (8,268,365)           (187,588)         (1,842,858)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         415,912           2,518,708           1,265,936             180,128
    Contract terminations and benefits                      (11,435,158)        (12,842,919)           (393,264)         (1,919,386)
    Net transfers among investment options                   (2,401,343)          1,372,138             630,479            (369,493)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (13,420,589)         (8,952,073)          1,503,151          (2,108,751)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                           (15,832,560)        (17,220,438)          1,315,563          (3,951,609)

Net assets, beginning of year                                55,231,957          83,614,628             896,952          14,881,829
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $  39,399,397       $  66,394,190       $   2,212,515       $  10,930,220
                                                          ==========================================================================

Unit transactions
  Contributions                                                  12,905              76,395             117,398               8,325
  Terminations and benefits                                    (361,807)           (391,214)            (35,346)            (86,418)
  Net transfers                                                 (77,518)             37,365              57,340             (17,962)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                               (426,420)           (277,454)            139,392             (96,055)
                                                          ==========================================================================

                                                                          Initial Class Shares
                                                          ------------------------------------------------------
                                                                                  VIP III
                                                              VIP II              Growth             VIP III
                                                            Contrafund        Opportunities         Balanced
                                                             Division            Division           Division
                                                          ------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  10,380,682       $   1,013,193       $     207,221
  Net realized gain (loss) on sales of investments           11,539,960              29,376              16,159
  Change in net unrealized appreciation/depreciation
    during the period                                       (28,584,453)         (3,461,927)           (529,301)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,663,811)         (2,419,358)           (305,921)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       2,229,486             144,447              46,300
    Contract terminations and benefits                      (17,301,187)         (2,175,553)         (1,106,745)
    Net transfers among investment options                    5,726,922          (1,422,503)          1,182,814
                                                          ------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                         (9,344,779)         (3,453,609)            122,369
                                                          ------------------------------------------------------
Increase (decrease) in net assets                           (16,008,590)         (5,872,967)           (183,552)

Net assets, beginning of year                                87,916,613          15,696,150           4,970,662
                                                          ------------------------------------------------------

Net assets, end of year                                   $  71,908,023       $   9,823,183       $   4,787,110
                                                          ======================================================

Unit transactions
  Contributions                                                  73,231              10,274               3,553
  Terminations and benefits                                    (567,952)           (152,426)            (82,993)
  Net transfers                                                 177,666            (103,491)             86,865
                                                          ------------------------------------------------------
Net increase (decrease) in units                               (317,055)           (245,643)              7,425
                                                          ======================================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                         Initial Class
                                                             Shares                           Service Class Shares
                                                        ----------------   ---------------------------------------------------------
                                                            VIP III
                                                            Growth &        VIP III Mid Cap   VIP III Mid Cap        VIP High
                                                             Income        (Grandmaster(TM))  (IQ Annuity(TM))        Income
                                                            Division           Division           Division           Division
                                                        ----------------   ---------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $  1,750,480       $    (16,305)      $     (1,284)      $     10,858
  Net realized gain (loss) on sales of investments           1,358,669                 --                 --           (197,473)
  Change in net unrealized appreciation/depreciation
    during the period                                       (4,376,073)           667,051             82,203             (6,099)
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (1,266,924)           650,746             80,919           (192,714)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        416,797            215,417          1,607,454            808,335
    Contract terminations and benefits                      (3,245,639)          (739,160)           (62,568)           (55,899)
    Net transfers among investment options                  (2,435,512)        10,220,143            383,877             86,547
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (5,264,354)         9,696,400          1,928,763            838,983
                                                        ----------------   ---------------------------------------------------------
Increase (decrease) in net assets                           (6,531,278)        10,347,146          2,009,682            646,269

Net assets, beginning of year                               24,623,657            132,739             30,959            263,810
                                                        ----------------   ---------------------------------------------------------

Net assets, end of year                                   $ 18,092,379       $ 10,479,885       $  2,040,641       $    910,079
                                                        ================   =========================================================

Unit transactions
  Contributions                                                 26,293             13,203             91,980             80,588
  Terminations and benefits                                   (201,900)           (45,025)            (3,804)            (6,151)
  Net transfers                                               (160,042)           628,523             22,073             18,615
                                                        ----------------   ---------------------------------------------------------
Net increase (decrease) in units                              (335,649)           596,701            110,249             93,052
                                                        ================   =========================================================

                                                                                    Service Class Shares
                                                        ----------------------------------------------------------------------------
                                                            VIP Equity-                                             VIP II Asset
                                                              Income           VIP Growth       VIP Overseas           Manager
                                                             Division           Division          Division            Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $     35,406       $     70,586       $    910,336       $     87,931
  Net realized gain (loss) on sales of investments             (60,513)                --          2,635,033             (2,363)
  Change in net unrealized appreciation/depreciation
    during the period                                           59,011           (466,870)           (19,235)          (149,557)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     33,904           (396,284)         3,526,134            (63,989)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        358,082          2,291,452            171,724            315,104
    Contract terminations and benefits                         (38,244)          (312,960)          (184,197)           (10,504)
    Net transfers among investment options                     407,744            452,581         (3,522,342)            22,781
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           727,582          2,431,073         (3,534,815)           327,381
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                              761,486          2,034,789             (8,681)           263,392

Net assets, beginning of year                                  558,472            838,325            372,563            965,958
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                   $  1,319,958       $  2,873,114       $    363,882       $  1,229,350
                                                        ============================================================================

Unit transactions
  Contributions                                                 36,024            181,344             13,489             30,955
  Terminations and benefits                                     (3,943)           (23,823)           (14,699)            (1,057)
  Net transfers                                                 37,500             33,945              7,381              2,193
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                69,581            191,466              6,171             32,091
                                                        ============================================================================

                                                                         Service Class Shares
                                                        ---------------------------------------------------------
                                                          VIP II Asset                              VIP III
                                                            Manager:             VIP II             Growth
                                                             Growth            Contrafund       Opportunities
                                                            Division            Division           Division
                                                        ---------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      6,066       $     59,371       $     22,765
  Net realized gain (loss) on sales of investments                (158)           (37,737)           (31,586)
  Change in net unrealized appreciation/depreciation
    during the period                                          (24,441)          (173,886)           (65,321)
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (18,533)          (152,252)           (74,142)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        105,169          1,663,165            279,207
    Contract terminations and benefits                            (419)          (254,705)          (105,762)
    Net transfers among investment options                      37,024            491,456             20,021
                                                        ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           141,774          1,899,916            193,466
                                                        ---------------------------------------------------------
Increase (decrease) in net assets                              123,241          1,747,664            119,324

Net assets, beginning of year                                   68,144            563,294            344,580
                                                        ---------------------------------------------------------

Net assets, end of year                                   $    191,385       $  2,310,958       $    463,904
                                                        =========================================================

Unit transactions
  Contributions                                                 11,130            147,749             31,201
  Terminations and benefits                                        (44)           (22,492)           (11,031)
  Net transfers                                                  3,658             41,730              2,223
                                                        ---------------------------------------------------------
Net increase (decrease) in units                                14,744            166,987             22,393
                                                        =========================================================

                                                               Service Class Shares
                                                        ----------------------------------
                                                                                VIP III
                                                              VIP III          Growth &
                                                             Balanced           Income
                                                             Division          Division
                                                        ----------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $     17,114       $     50,011
  Net realized gain (loss) on sales of investments             (16,820)           (26,867)
  Change in net unrealized appreciation/depreciation
    during the period                                          (37,093)          (105,489)
                                                        ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (36,799)           (82,345)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                        191,130            783,465
    Contract terminations and benefits                        (239,237)          (147,319)
    Net transfers among investment options                     246,922            346,497
                                                        ----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                           198,815            982,643
                                                        ----------------------------------
Increase (decrease) in net assets                              162,016            900,298

Net assets, beginning of year                                  430,870            776,492
                                                        ----------------------------------

Net assets, end of year                                   $    592,886       $  1,676,790
                                                        ==================================

Unit transactions
  Contributions                                                 19,346             75,445
  Terminations and benefits                                    (24,819)           (14,361)
  Net transfers                                                 25,137             32,924
                                                        ----------------------------------
Net increase (decrease) in units                                19,664             94,008
                                                        ==================================

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 2000

                                                                                      Service Class Shares
                                                          --------------------------------------------------------------------------
                                                                MFS
                                                             Emerging                              MFS Growth             MFS Mid
                                                              Growth            MFS Growth         With Income          Cap Growth
                                                            Division(1)         Division(1)        Division(1)          Division(1)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      (3,726)      $      (3,122)      $        (666)      $      (3,058)
  Net realized gain (loss) on sales of investments                4,195                (188)                 --              (7,275)
  Change in net unrealized appreciation/depreciation
    during the period                                          (132,314)            (61,337)             (1,762)            (55,522)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (131,845)            (64,647)             (2,428)            (65,855)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         989,145             615,882             228,319             854,688
    Contract terminations and benefits                          (18,852)             (8,075)               (517)            (23,732)
    Net transfers among investment options                       52,543              49,244              31,548              86,655
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          1,022,836             657,051             259,350             917,611
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                               890,991             592,404             256,922             851,756

Net assets, beginning of year                                        --                  --                  --                  --
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $     890,991       $     592,404       $     256,922       $     851,756
                                                          ==========================================================================

Unit transactions
  Contributions                                                  96,983              57,426              22,838              80,750
  Terminations and benefits                                      (1,933)               (774)                (52)             (2,285)
  Net transfers                                                   3,949               4,610               3,192               7,658
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                                 98,999              61,262              25,978              86,123
                                                          ==========================================================================

                                                                           Service Class Shares                      Service Shares
                                                          -------------------------------------------------------  -----------------
                                                                                    MFS                                   Janus
                                                              MFS New             Capital            MFS Total            Aspen
                                                             Discovery         Opportunities          Return              Growth
                                                            Division(1)          Division(1)        Division(1)         Division(1)
                                                          -------------------------------------------------------  -----------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      (2,952)      $      (7,188)      $      (1,441)      $      27,006
  Net realized gain (loss) on sales of investments               (3,926)            (10,343)                352             (31,928)
  Change in net unrealized appreciation/depreciation
    during the period                                           (59,088)           (188,508)             28,728            (225,019)
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,966)           (206,039)             27,639            (229,941)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         636,761           1,658,289             492,413           1,298,999
    Contract terminations and benefits                          (26,593)            (34,146)             (1,808)            (20,584)
    Net transfers among investment options                       72,080             446,330             148,998             294,093
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in net assets
  from contract related transactions                            682,248           2,070,473             639,603           1,572,508
                                                          -------------------------------------------------------  -----------------
Increase (decrease) in net assets                               616,282           1,864,434             667,242           1,342,567

Net assets, beginning of year                                        --                  --                  --                  --
                                                          -------------------------------------------------------  -----------------

Net assets, end of year                                   $     616,282       $   1,864,434       $     667,242       $   1,342,567
                                                          =======================================================  =================

Unit transactions
  Contributions                                                  59,259             155,199              46,023             130,330
  Terminations and benefits                                      (2,636)             (3,331)               (169)             (2,092)
  Net transfers                                                   6,456              41,538              13,668              24,674
                                                          -------------------------------------------------------  -----------------
Net increase (decrease) in units                                 63,079             193,406              59,522             152,912
                                                          =======================================================  =================

                                                                                         Service Shares
                                                          --------------------------------------------------------------------------
                                                               Janus                                 Janus                 Janus
                                                               Aspen           Janus Aspen           Aspen                 Aspen
                                                            Aggressive           Capital             Equity           International
                                                              Growth          Appreciation           Income               Growth
                                                            Division(1)        Division(1)         Division(1)          Division(1)
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $      19,643       $         (24)      $       9,585       $      23,314
  Net realized gain (loss) on sales of investments             (136,498)             (7,675)               (231)           (259,036)
  Change in net unrealized appreciation/depreciation
    during the period                                          (219,270)           (270,174)            (27,075)           (221,772)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (336,125)           (277,873)            (17,721)           (457,494)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                       1,008,918           1,613,240             214,196           3,484,130
    Contract terminations and benefits                          (15,063)           (108,851)             (1,749)            (19,081)
    Net transfers among investment options                      237,072             253,981             102,558             372,378
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          1,230,927           1,758,370             315,005           3,837,427
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets                               894,802           1,480,497             297,284           3,379,933

Net assets, beginning of year                                        --                  --                  --                  --
                                                          --------------------------------------------------------------------------

Net assets, end of year                                   $     894,802       $   1,480,497       $     297,284       $   3,379,933
                                                          ==========================================================================

Unit transactions
  Contributions                                                  94,525             152,541              20,610             353,890
  Terminations and benefits                                      (1,598)            (10,889)               (175)             (1,996)
  Net transfers                                                  22,980              24,323              10,087              35,713
                                                          --------------------------------------------------------------------------
Net increase (decrease) in units                                115,907             165,975              30,522             387,607
                                                          ==========================================================================

                                                          Service Shares
                                                          --------------
                                                               Janus
                                                               Aspen
                                                             Strategic
                                                               Value
                                                             Division(2)          Total
                                                          ----------------------------------
Increase (decrease) in net assets from operations
  Net investment income (loss)                            $        (854)      $  50,240,680
  Net realized gain (loss) on sales of investments                   --          31,005,842
  Change in net unrealized appreciation/depreciation
    during the period                                            (5,371)       (125,681,237)
                                                          ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,225)        (44,434,715)

Increase (decrease) in net assets from contract
  related transactions
    Contributions from contract holders                         176,622          50,398,753
    Contract terminations and benefits                           (1,793)       (151,188,846)
    Net transfers among investment options                       55,170           6,655,289
                                                          ----------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            229,999         (94,134,804)
                                                          ----------------------------------
Increase (decrease) in net assets                               223,774        (138,569,519)

Net assets, beginning of year                                        --         693,772,788
                                                          ----------------------------------

Net assets, end of year                                   $     223,774       $ 555,203,269
                                                          ==================================

Unit transactions
  Contributions                                                  17,842
  Terminations and benefits                                        (184)
  Net transfers                                                   5,507
                                                          --------------
Net increase (decrease) in units                                 23,165
                                                          ==============

(1)   For the period May 1, 2000 (commencement of operations) to December 31,
      2000
(2)   For the period July 10, 2000 (commencement of operations) to December 31,
      2000

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 1999

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                              Money               Money
                                                              Market              Market               High               Equity
                                                        (Grandmaster(TM))    (IQ Annuity(TM))         Income              Income
                                                             Division           Division(1)          Division            Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                           $   2,124,844       $      62,277       $   4,318,275       $   4,496,276
   Net realized gain (loss) on sales of investments                  --                  --          (1,271,083)         11,931,143
   Change in net unrealized appreciation/depreciation
     during the period                                               19                 (18)          1,205,637         (10,727,577)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  2,124,863              62,259           4,252,829           5,699,842

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                      3,817,318             740,151             911,552           5,029,460
     Contract terminations and benefits                     (27,672,383)           (102,099)         (7,516,166)        (28,852,976)
     Net transfers among investment options                  24,636,392           5,978,506          (7,467,907)        (14,313,419)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                           781,327           6,616,558         (14,072,521)        (38,136,935)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                             2,906,190           6,678,817          (9,819,692)        (32,437,093)

Net assets, beginning of year                                51,945,605                  --          53,680,464         130,410,383
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                   $  54,851,795       $   6,678,817       $  43,860,772       $  97,973,290
                                                        ============================================================================

Unit transactions
   Contributions                                                231,566              73,710              53,299             124,423
   Terminations and benefits                                 (1,662,717)            (10,117)           (439,141)           (723,939)
   Net transfers                                              1,487,979             591,193            (386,704)           (365,124)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                                 56,828             654,786            (772,546)           (964,640)
                                                        ============================================================================

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                                                                  Investment          Investment
                                                                                                  Grade Bond          Grade Bond
                                                            Growth             Overseas        (Grandmaster(TM))   (IQ Annuity(TM))
                                                           Division            Division            Division           Division(2)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $  11,197,117       $   1,039,436       $   1,001,416       $        (471)
   Net realized gain (loss) on sales of investments        13,237,102           4,046,708             (86,789)                 44
   Change in net unrealized appreciation/depreciation
     during the period                                     11,616,687           8,180,838          (1,502,953)                464
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               36,050,906          13,266,982            (588,326)                 37

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    6,385,976             864,570             724,033              75,171
     Contract terminations and benefits                   (31,409,934)         (8,992,259)         (7,683,893)             (6,507)
     Net transfers among investment options                13,268,851          (3,952,006)          2,214,288              22,318
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                     (11,755,107)        (12,079,695)         (4,745,572)             90,982
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                          24,295,799           1,187,287          (5,333,898)             91,019

Net assets, beginning of year                             110,629,876          39,913,000          26,446,377                  --
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                 $ 134,925,675       $  41,100,287       $  21,112,479       $      91,019
                                                        ============================================================================

Unit transactions
   Contributions                                              102,072              37,101              34,485               7,522
   Terminations and benefits                                 (482,926)           (358,045)           (365,953)               (651)
   Net transfers                                              185,679            (165,359)            106,306               2,240
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                             (195,175)           (486,303)           (225,162)              9,111
                                                        ============================================================================

                                                                                     Initial Class Shares
                                                        ----------------------------------------------------------------------------
                                                                                                                        Asset
                                                             Asset            Index 500            Index 500           Manager:
                                                            Manager       (Grandmaster(TM))    (IQ Annuity(TM))         Growth
                                                           Division           Division            Division(2)          Division
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $   4,405,792       $     115,090       $      (5,149)      $     767,049
   Net realized gain (loss) on sales of investments         5,415,250          12,538,937               2,579             882,504
   Change in net unrealized appreciation/depreciation
     during the period                                     (4,362,033)          1,712,720              84,084             286,514
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                5,459,009          14,366,747              81,514           1,936,067

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    1,485,962           9,070,887             680,029             590,779
     Contract terminations and benefits                   (22,411,183)        (17,251,494)            (45,987)         (2,113,413)
     Net transfers among investment options                (1,103,590)           (215,231)            181,396            (727,400)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                     (22,028,811)         (8,395,838)            815,438          (2,250,034)
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets                         (16,569,802)          5,970,909             896,952            (313,967)

Net assets, beginning of year                              71,801,759          77,643,719                  --          15,195,796
                                                        ----------------------------------------------------------------------------

Net assets, end of year                                 $  55,231,957       $  83,614,628       $     896,952       $  14,881,829
                                                        ============================================================================

Unit transactions
   Contributions                                               49,612             300,118              68,021              28,066
   Terminations and benefits                                 (745,494)           (562,267)             (6,172)            (98,430)
   Net transfers                                              (35,573)              5,044              17,387             (33,059)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in units                             (731,455)           (257,105)             79,236            (103,423)
                                                        ============================================================================

                                                                         Initial Class Shares
                                                        ------------------------------------------------------
                                                                                Growth
                                                          Contrafund        Opportunities         Balanced
                                                           Division            Division           Division
                                                        ------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                         $   2,168,614       $     263,721       $     134,134
   Net realized gain (loss) on sales of investments         9,737,249             982,789              96,383
   Change in net unrealized appreciation/depreciation
     during the period                                      5,093,334            (836,566)           (105,092)
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               16,999,197             409,944             125,425

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                    6,273,981           2,225,557             579,550
     Contract terminations and benefits                   (16,827,289)         (2,461,455)           (686,420)
     Net transfers among investment options                   693,494            (474,384)          1,000,953
                                                        ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                      (9,859,814)           (710,282)            894,083
                                                        ------------------------------------------------------
Increase (decrease) in net assets                           7,139,383            (300,338)          1,019,508

Net assets, beginning of year                              80,777,230          15,996,488           3,951,154
                                                        ------------------------------------------------------

Net assets, end of year                                 $  87,916,613       $  15,696,150       $   4,970,662
                                                        ======================================================

Unit transactions
   Contributions                                              233,414             150,604              43,079
   Terminations and benefits                                 (616,596)           (168,324)            (51,747)
   Net transfers                                               25,770             (32,804)             74,768
                                                        ------------------------------------------------------
Net increase (decrease) in units                             (357,412)            (50,524)             66,100
                                                        ======================================================

(1)   For the period June 21, 1999 (commencement of operations) to December 31,
      1999
(2)   For the period June 2, 1999 (commencement of operations) to December 31,
      1999

See accompanying notes.

             Separate Account I of Integrity Life Insurance Company

                          Year Ended December 31, 1999

                                                           Initial Class
                                                               Shares                        Service Class Shares
                                                           ----------------  -------------------------------------------------------
                                                              Growth &            Mid Cap           Mid Cap                High
                                                               Income        (Grandmaster(TM))  (IQ Annuity(TM))          Income
                                                              Division          Division(5)        Division(5)          Division(1)
                                                           ----------------  -------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      67,048       $         358      $          89       $      (1,571)
   Net realized gain (loss) on sales of investments            1,874,881                  19                 67                (178)
   Change in net unrealized appreciation/depreciation
     during the period                                          (150,337)             15,388              7,188               2,812
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   1,791,592              15,765              7,344               1,063

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                       3,110,890                  15             20,739             216,707
     Contract terminations and benefits                       (3,664,816)                 --               (967)             (3,608)
     Net transfers among investment options                    1,119,311             116,959              3,843              49,648
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            565,385             116,974             23,615             262,747
                                                           ----------------  -------------------------------------------------------
Increase (decrease) in net assets                              2,356,977             132,739             30,959             263,810

Net assets, beginning of year                                 22,266,680                  --                 --                  --
                                                           ----------------  -------------------------------------------------------

Net assets, end of year                                    $  24,623,657       $     132,739      $      30,959       $     263,810
                                                           ================  =======================================================

Unit transactions
   Contributions                                                 196,235                   1              1,995              21,691
   Terminations and benefits                                    (229,616)                 --                (92)               (366)
   Net transfers                                                  72,089              10,124                342               5,056
                                                           ----------------  -------------------------------------------------------
Net increase (decrease) in units                                  38,708              10,125              2,245              26,381
                                                           ================  =======================================================

                                                                                      Service Class Shares
                                                           -------------------------------------------------------------------------
                                                               Equity-                                                     Asset
                                                               Income              Growth            Overseas             Manager
                                                             Division(1)         Division(1)        Division(1)         Division(2)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      (3,559)      $      (4,449)      $     (20,907)     $      (5,076)
   Net realized gain (loss) on sales of investments               (1,949)             22,418           1,376,575                 67
   Change in net unrealized appreciation/depreciation
     during the period                                           (12,844)            149,950               5,304             69,135
                                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                     (18,352)            167,919           1,360,972             64,126

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                         539,735             616,550           5,276,593            765,251
     Contract terminations and benefits                          (19,343)           (187,691)             (6,020)              (450)
     Net transfers among investment options                       56,432             241,547          (6,258,982)           137,031
                                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            576,824             670,406            (988,409)           901,832
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                                558,472             838,325             372,563            965,958

Net assets, beginning of year                                         --                  --                  --                 --
                                                           -------------------------------------------------------------------------

Net assets, end of year                                    $     558,472       $     838,325       $     372,563      $     965,958
                                                           =========================================================================

Unit transactions
   Contributions                                                  54,274              58,617             498,928             78,554
   Terminations and benefits                                      (2,816)            (15,819)               (486)               (45)
   Net transfers                                                   5,880              22,953            (471,168)            14,461
                                                           -------------------------------------------------------------------------
Net increase (decrease) in units                                  57,338              65,751              27,274             92,970
                                                           =========================================================================

                                                                            Service Class Shares
                                                           ------------------------------------------------------
                                                                Asset
                                                              Manager:                                 Growth
                                                               Growth            Contrafund        Opportunities
                                                             Division(3)         Division(1)         Division(4)
                                                           ------------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $        (356)      $      (2,881)      $      (1,573)
   Net realized gain (loss) on sales of investments                  (76)                543                (655)
   Change in net unrealized appreciation/depreciation
     during the period                                             5,614              67,567               6,698
                                                           ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       5,182              65,229               4,470

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                          49,298             374,717             182,696
     Contract terminations and benefits                               --             (32,594)             (9,656)
     Net transfers among investment options                       13,664             155,942             167,070
                                                           ------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                             62,962             498,065             340,110
                                                           ------------------------------------------------------
Increase (decrease) in net assets                                 68,144             563,294             344,580

Net assets, beginning of year                                         --                  --                  --
                                                           ------------------------------------------------------

Net assets, end of year                                    $      68,144       $     563,294       $     344,580
                                                           ======================================================

Unit transactions
   Contributions                                                   5,085              36,538              18,335
   Terminations and benefits                                          --              (3,129)               (992)
   Net transfers                                                   1,436              14,777              17,115
                                                           ------------------------------------------------------
Net increase (decrease) in units                                   6,521              48,186              34,458
                                                           ======================================================

                                                                Service Class Shares
                                                           ---------------------------------
                                                                                 Growth &
                                                              Balanced            Income
                                                             Division(5)       Division(6)            Total
                                                           -----------------------------------------------------
Increase (decrease) in net assets from operations
   Net investment income (loss)                            $      (2,139)     $      (3,476)      $  32,109,929
   Net realized gain (loss) on sales of investments               (1,544)               598          60,783,582
   Change in net unrealized appreciation/depreciation
     during the period                                             9,810             34,929          10,857,272
                                                           -----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       6,127             32,051         103,750,783

Increase (decrease) in net assets from contract
   related transactions
     Contributions from contract holders                         326,101            605,331          51,539,599
     Contract terminations and benefits                          (33,953)            (9,360)       (178,001,916)
     Net transfers among investment options                      132,595            148,470          15,825,791
                                                           -----------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                            424,743            744,441        (110,636,526)
                                                           -----------------------------------------------------
Increase (decrease) in net assets                                430,870            776,492          (6,885,743)

Net assets, beginning of year                                         --                 --         700,658,531
                                                           -----------------------------------------------------

Net assets, end of year                                    $     430,870      $     776,492       $ 693,772,788
                                                           =====================================================

Unit transactions
   Contributions                                                  32,815             59,803
   Terminations and benefits                                      (3,530)            (1,011)
   Net transfers                                                  13,460             14,879
                                                           ---------------------------------
Net increase (decrease) in units                                  42,745             73,671
                                                           =================================

(1)   For the period June 2, 1999 (commencement of operations) to December 31,
      1999
(2)   For the period July 7, 1999 (commencement of operations) to December 31,
      1999
(3)   For the period July 13, 1999 (commencement of operations) to December 31,
      1999
(4)   For the period June 10, 1999 (commencement of operations) to December 31,
      1999
(5)   For the period June 15, 1999 (commencement of operations) to December 31,
      1999
(6)   For the period June 3, 1999 (commencement of operations) to December 31,
      1999

See accompanying notes.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company ("Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Prior to March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM"). Effective March 3, 2000, Integrity and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), were acquired by The Western and Southern Life Insurance Company ("W&S"). (See Note 4 of Notes to Financial Statements.)

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to a guaranteed interest division provided by Integrity, or both. Certain contract holders may also allocate or transfer a portion or all of their account values to one or more fixed guaranteed rate options of Integrity's Separate Account GPO. Certain contract holders may also allocate new contributions to a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios: the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), and Janus Aspen Series ("Janus Aspen Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The Separate Account currently has forty-one investment divisions available (fourteen Fidelity VIP Funds each with corresponding initial class shares and service class shares, seven MFS Funds and six Janus Aspen Funds). The investment objective of each division and its corresponding portfolio are the same. Set forth below is a summary of the investment objectives of the operative portfolios at December 31, 2000 for this Separate Account.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

VIP Money Market Portfolio seeks to earn as high a level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies and commercial paper and notes.

VIP High Income Portfolio seeks a high current income while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities compromising Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). It normally invests at least 65% of the Portfolio's assets in income-producing equity securities.

VIP Growth Portfolio seeks capital appreciation. It invests in companies that are believed to have above-average growth potential. These companies tend to have higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities for a strong industry or market position. The stocks of these companies are often called "growth" stocks.

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

VIP II Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the S&P 500 while keeping transaction costs and other expenses low.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

VIP II Asset Manager: Growth Portfolio is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds and short-term money market instruments. The Portfolio has a neutral mix, which represents the way the fund's investments will generally be allocated over the long term. The approximate neutral mix for stocks, bonds and short-term instruments is 70%, 25% and 5%, respectively.

VIP II Contrafund Portfolio seeks long-term capital appreciation by investing assets primarily in common stocks. The Portfolio invests assets in securities of companies whose value may not fully be recognized by the public. The Portfolio may include investments in companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks. The Portfolio has the ability to purchase other types of securities, including bonds which may be lower-quality debt securities.

VIP III Balanced Portfolio seeks both income and growth of capital by investing approximately 65% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities including lower-quality debt securities, when its outlook is neutral.

VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Investments may also include bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

VIP III Mid Cap Portfolio invests primarily in common stocks with at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management and basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Growth Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks and convertible securities of companies, which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital and income by investing at least 65% of its total assets in common stocks and related securities. The Portfolio invests generally on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500.

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its total assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, or warrants; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Equity Income Portfolio seeks current income and long-term growth of capital. It normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

Janus Aspen Strategic Value Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during 2000 and the cost of shares held at December 31, 2000 for each division were as follows:

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. Investments (continued)

                   Division                              Purchases           Sales             Cost
----------------------------------------------------------------------------------------------------------
Initial Class:
   VIP Money Market (Grandmaster(TM))                  $226,344,979      $245,438,858      $ 35,746,011
   VIP Money Market (IQ Annuity(TM))                    409,201,502       410,495,395         5,385,535
   VIP High Income                                       51,594,922        66,972,070        22,729,636
   VIP Equity-Income                                     13,254,032        33,004,848        70,357,993
   VIP Growth                                            44,504,515        41,881,413       114,314,223
   VIP Overseas                                          69,809,030        68,967,385        33,704,684
   VIP II Investment Grade Bond (Grandmaster(TM))         9,645,943        13,517,156        16,833,906
   VIP II Investment Grade Bond (IQ Annuity(TM))            876,731            63,647           903,632
   VIP II Asset Manager                                   6,650,439        15,053,887        40,854,670
   VIP II Index 500 (Grandmaster(TM))                     8,420,327        17,206,339        61,969,325
   VIP II Index 500 (IQ Annuity(TM))                      2,034,098           537,878         2,308,964
   VIP II Asset Manager: Growth                           3,366,947         4,183,117        12,265,358
   VIP II Contrafund                                    123,867,355       122,831,208        77,391,090
   VIP III Growth Opportunities                           2,621,816         5,067,425        12,037,043
   VIP III Balanced                                       1,868,070         1,537,453         5,110,173
   VIP III Growth & Income                                6,358,957         9,872,578        19,446,419
Service Class:
    VIP III Mid Cap (Grandmaster(TM))                    10,676,853           995,532         9,798,686
    VIP III Mid Cap (IQ Annuity(TM))                      2,184,712           256,925         1,951,555
    VIP High Income                                       2,720,453         1,870,131           913,715
    VIP Equity-Income                                     1,363,734           600,869         1,273,915
    VIP Growth                                            3,213,777           711,496         3,190,379
    VIP Overseas                                        390,450,390       393,074,725           377,846
    VIP II Asset Manager                                    463,799            49,148         1,309,399
    VIP II Asset Manager: Growth                            149,133             1,317           210,158
    VIP II Contrafund                                     2,630,608           670,312         2,418,106
    VIP III Growth Opportunities                            510,050           293,724           522,488
    VIP III Balanced                                        435,625           219,798           619,992
    VIP III Growth & Income                               1,548,116           514,873         1,747,882
    MFS Emerging Growth                                   1,154,871           135,537         1,023,529
    MFS Growth                                              686,144            32,446           653,510
    MFS Growth With Income                                  260,057             1,288           258,769
    MFS Mid Cap Growth                                      994,705            80,017           907,413
    MFS New Discovery                                       739,942            60,764           675,252
    MFS Capital Opportunities                             2,180,546           116,984         2,053,219
    MFS Total Return                                        646,003             8,104           638,251
Service Shares:
    Janus Aspen Growth                                    1,684,982            85,887         1,567,167
    Janus Aspen Aggressive Growth                         1,275,889            24,316         1,115,075
    Janus Aspen Capital Appreciation                      1,943,366           185,703         1,749,988
    Janus Aspen Equity Income                               325,441               977           324,233
    Janus Aspen International Growth                      6,573,036         2,713,764         3,600,236
    Janus Aspen Strategic Value                             242,431            13,369           229,062
                                                                                        ------------------
                                                                                           $570,488,487
                                                                                        ==================

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are two contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster") and IQ the SmartAnnuity ("IQ"). Grandmaster has a deferred sales load charge and lower mortality and expense annual rate. IQ has no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges 1.20% and 0.15% and IQ charges 1.30% and 0.15% for mortality and expense risks and administrative expenses, respectively. For all contracts, an annual charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4. Events Relating to Integrity and ARM

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999, ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity. The transaction closed on March 3, 2000.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

                              Financial Statements,
                                (Statutory Basis)

                                 Integrity Life
                                Insurance Company

                     Years Ended December 31, 2000 and 1999
                      with Report of Independent Auditors

                        Integrity Life Insurance Company

                              Financial Statements
                                (Statutory Basis)

                     Years Ended December 31, 2000 and 1999

                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets (Statutory Basis)...............................................2
Statements of Operations (Statutory Basis).....................................4
Statements of Changes in Capital and Surplus (Statutory Basis).................5
Statements of Cash Flows (Statutory Basis).....................................6
Notes to Financial Statements (Statutory Basis)................................8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2000 and 1999, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

April 6, 2001                                                  /s/ Ernst & Young

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                                 December 31,
                                                           2000               1999
                                                       -------------------------------
                                                               (In thousands)
Admitted assets
Cash and invested assets:
   Bonds                                               $ 1,422,318        $ 1,363,174
   Preferred stocks and non-affiliated common stock         80,431             75,828
   Investment in common stock of subsidiary                 72,422             55,179
   Mortgage loans                                           21,318              8,935
   Policy loans                                            107,400            104,194
   Cash and short-term investments                          21,608            177,279
   Other invested assets                                    20,590             50,405
                                                       ------------------------------
Total cash and invested assets                           1,746,087          1,834,994

Separate account assets                                  1,526,535          1,657,370
Accrued investment income                                   34,490             35,912
Reinsurance balances receivable                                360                101
Other admitted assets                                       18,819             14,769

                                                       ------------------------------
Total admitted assets                                  $ 3,326,291        $ 3,543,146
                                                       ==============================

                                                                  December 31,
                                                             2000             1999
                                                         ------------------------------
                                                                (In thousands)
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                          $ 1,591,106       $ 1,712,587
      Unpaid claims                                              146               120
      Deposits on policies to be issued, net                     747               766
                                                         -----------------------------
    Total policy and contract liabilities                  1,591,999         1,713,473

    Separate account liabilities                           1,498,535         1,657,370
    Accounts payable and accrued expenses                      9,533             2,009
    Transfers from separate accounts due, net                (33,165)          (34,299)
    Reinsurance balances payable                                 915             1,561
    Payable for securities                                     5,440                 -
    Asset valuation reserve                                   22,024            24,942
    Interest maintenance reserve                              23,357            26,706
    Other liabilities                                         19,143            66,772
                                                         -----------------------------
Total liabilities                                          3,137,781         3,458,534

Capital and surplus:
    Common stock, $2 par value, 1,500,000 shares
      authorized, issued and outstanding                       3,000             3,000
    Paid-in surplus                                          294,330           173,506
    Unassigned deficit                                      (108,820)          (91,894)
                                                         -----------------------------
Total capital and surplus                                    188,510            84,612
                                                         -----------------------------
Total liabilities and capital and surplus                $ 3,326,291       $ 3,543,146
                                                         =============================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                                                 Year ended December 31,
                                                                                 2000              1999
                                                                              ----------------------------
                                                                                     (In thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                       $  13,365        $   19,316
    Deposit-type funds                                                          179,266           576,356
    Net investment income                                                       133,428           250,298
    Amortization of the interest maintenance reserve                              1,461             2,080
    Separate account net gains (losses) from operations
      (excluding unrealized gains and losses)                                    (9,996)           26,600
    Reserve adjustments on reinsurance ceded                                    (10,935)          210,442
    Fees from management of separate account mutual funds                        14,627            15,827
    Surrender charges                                                             6,462             8,064
    Other revenues                                                                3,703            15,207
    Gain on settlement of notes payable                                          22,716                 -
                                                                              ---------------------------
Total premiums and other revenues                                               354,097         1,124,190

Benefits paid or provided:
    Death benefits                                                                5,984             6,588
    Annuity benefits                                                             79,598           183,245
    Surrender benefits                                                          438,338         1,245,928
    Interest on funds left on deposit                                               299            92,441
    Payments on supplementary contracts                                          14,962            13,155
    Increase (decrease) in reserves and deposit fund liabilities               (135,066)           32,323
                                                                              ---------------------------
Total benefits paid or provided                                                 404,115         1,573,680

Insurance and other expenses:
    Commissions                                                                  11,512            34,299
    General expenses                                                             27,803            28,602
    Taxes, licenses and fees                                                      1,371             2,627
    Net transfers from separate accounts                                       (101,428)         (511,329)
    Other expenses                                                                2,897           192,588
                                                                              ---------------------------
Total insurance and other expenses                                              (57,845)         (253,213)
                                                                              ---------------------------
Gain (loss) from operations before federal income taxes and
    net realized capital gains                                                    7,827          (196,277)

Federal income tax (benefit) expense                                             (7,552)            2,706
                                                                              ---------------------------
Gain (loss) from operations before net realized capital gains                    15,379          (198,983)

Net realized capital gains (losses), excluding realized capital gains (losses), net of tax, transferred to the interest
    maintenance reserve (2000-$(1,888); 1999-$(137,773))                         (7,117)            8,284
                                                                              ---------------------------
Net income (loss)                                                             $   8,262        $ (190,699)
                                                                              ===========================

See accompanying notes.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2000 and 1999

                                                Common         Paid-in            Unassigned           Total Capital
                                                Stock          Surplus         Surplus (Deficit)        and Surplus
                                             ------------------------------------------------------------------------
                                                                      (In thousands)
Balance, January 1, 1999                       $ 3,000        $ 122,006            $ 121,682             $ 246,688
Net loss                                                                            (190,699)             (190,699)
Net change in unrealized gain
    of subsidiary                                                                     (4,324)               (4,324)
Net change in nonadmitted assets
     and related items                                                                  (589)                 (589)
Change in reserve (change
    in valuation basis)                                                                3,000                 3,000
Decrease in asset valuation reserve                                                    9,636                 9,636
Change in surplus in
    separate accounts                                                                (26,600)              (26,600)
Capital contribution, net                                        51,500                                     51,500
Dividends to shareholder                                                              (4,000)               (4,000)
                                             ---------------------------------------------------------------------
Balance, December 31, 1999                       3,000          173,506              (91,894)               84,612

Net income                                                                             8,262                 8,262
Net change in unrealized gain
    of subsidiary                                                                    (24,581)              (24,581)
Net change in nonadmitted
    assets and related items                                                             641                   641
Change in reserve (change
    in valuation basis)                                                              (14,162)              (14,162)
Decrease in asset valuation reserve                                                    2,918                 2,918
Change in surplus in
    separate accounts                                                                  9,996                 9,996
Capital contribution                                            120,824                                    120,824
                                             ---------------------------------------------------------------------
Balance, December 31, 2000                     $ 3,000        $ 294,330            $(108,820)            $ 188,510
                                             =====================================================================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                      Year Ended December 31,
                                                                      2000              1999
                                                                   ----------------------------
                                                                         (In thousands)
Operations:
    Premiums, policy proceeds and other
      considerations received                                      $ 192,631       $   595,672
    Net investment income received                                   130,341           261,225
    Commission and expense allowances received (paid)
      on reinsurance ceded                                            (9,377)          222,417
    Benefits paid                                                   (539,155)       (1,449,145)
    Insurance expenses paid                                          (33,162)          (67,022)
    Other income received net of other expenses paid                  42,477             2,080
    Net transfers from separate accounts                              74,563           536,663
    Federal income taxes recovered (paid)                              4,998           (10,689)
                                                                   ---------------------------
Net cash provided by (used in) operations                           (136,684)           91,201

Investment activities:
Proceeds from sales, maturities, or repayments
    of investments:
      Bonds                                                          253,283         1,195,883
      Preferred stocks                                                     -            34,428
      Mortgage loans                                                     957             2,784
      Other invested assets                                           30,606            19,918
      Net gains (losses) on cash and short-term investments              (14)               18
      Profit on sale or maturity of derivative instruments                 -            13,633
      Miscellaneous proceeds                                               -             2,676
                                                                   ---------------------------
Total investment proceeds                                            284,832         1,269,340
Benefits recovered on capital gains                                        -             1,077
                                                                   ---------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                   284,832         1,270,417

                        Integrity Life Insurance Company

                                                                            Year Ended December 31,
                                                                            2000              1999
                                                                         ----------------------------
                                                                                (In thousands)
Cost of investments acquired:
    Bonds                                                                  321,418         1,589,428
    Preferred and common stocks                                                  -            70,728
    Mortgage loans                                                          13,340                 -
    Other invested assets                                                        -            19,112
    Miscellaneous applications                                                   -               813
                                                                         ---------------------------
Total cost of investments acquired                                         334,758         1,680,081
Net increase in policy loans and premium notes                               3,206             1,889
                                                                         ---------------------------
Net cash used in investment activities                                     (53,132)         (411,553)

Financing and miscellaneous activities:
Other cash provided:
    Capital and surplus paid-in                                            120,824            51,500
    Seed redemption from separate account                                        -            22,500
    Cash from term loans                                                         -            19,152
    Other sources                                                            8,508            13,263
                                                                         ---------------------------
Total other cash provided                                                  129,332           106,415

Other cash applied:
    Dividends to shareholder                                                     -             4,000
    Other applications, net                                                 95,187            16,858
                                                                         ---------------------------
Total other cash applied                                                    95,187            20,858
                                                                         ---------------------------
Net cash provided by financing and
    miscellaneous activities                                                34,145            85,557
                                                                         ---------------------------

Net decrease in cash and short-term investments                           (155,671)         (234,795)

Cash and short-term investments at beginning of year                       177,279           412,074
                                                                         ---------------------------
Cash and short-term investments at end of year                           $  21,608        $  177,279
                                                                         ===========================

See accompanying notes.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2000

1. Organization and Accounting Policies

Organization

Integrity Life Insurance Company (the "Company") and its wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), are indirect wholly owned subsidiaries of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, and National Integrity specialize in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and National Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, the purchase price of $119.3 million was placed into a recoverable escrow account and is subject to a number of downward price adjustments. These price adjustments relate primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and National Integrity. As of December 31, 2000, the Company has recovered $47.5 million from the escrow account related to the sales of these securities.

Subsequent to March 3, 2000, the Company and National Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A (Excellent) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

Investments

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost,

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks would be based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. Under GAAP, a valuation allowance would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such decline would be charged to earnings.

Subsidiary

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Nonadmitted Assets

Certain assets designated as "nonadmitted," principally receivables greater than 90 days past due, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Premiums and Benefits

Revenues include premiums and deposits received and benefits include death benefits paid and the change in policy reserves. Under GAAP, such premiums and deposits received would be accounted for as a deposit liability and therefore not recognized as premium revenue; benefits paid equal to the policy account value would be accounted for as a return of deposit instead of benefit expense.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Federal Income Taxes

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Guaranty Fund Assessments

Guaranty fund assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund assessments would be accrued at the time the events occur on which assessments are expected to be based.

Statements of Cash Flows

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                           Year Ended December 31,
                                                                            2000            1999
                                                                         --------------------------
                                                                               (In thousands)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                  $   8,262       $(190,699)

Deferred policy acquisition costs, net of amortization                       7,851          12,357
Adjustments to customer deposits                                            20,063         (10,053)
Adjustments to invested asset carrying values at acquisition date           10,876            (810)
Amortization of value of insurance in force                                (33,607)         (5,629)
Amortization of interest maintenance reserve                                (1,337)         (2,080)
Amortization of goodwill                                                    (1,313)             (7)
Adjustments for realized investment gains/losses                             4,415         (79,279)
Adjustments for federal income tax expense                                       -         (45,797)
Investment in subsidiary                                                      (845)         (1,500)
Other                                                                      (14,037)         36,739
                                                                         -------------------------

Net income (loss), GAAP basis                                            $     328       $(286,758)
                                                                         =========================

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

                                                                           Year Ended December 31,
                                                                            2000            1999
                                                                         --------------------------
                                                                               (In thousands)
Capital and surplus as reported in the accompanying statutory basis
   financial statements                                                  $ 188,510       $  84,612

Adjustments to customer deposits                                          (155,988)       (151,448)
Adjustments to invested asset carrying values at acquisition date         (175,477)        (25,667)
Asset valuation reserve and interest maintenance reserve                    45,381          51,648
Value of insurance in force                                                232,223          24,193
Goodwill                                                                    61,710               -
Deferred policy acquisition costs                                            7,851          93,762
Adjustments to investment in subsidiary excluding net unrealized
   gains (losses)                                                          (31,443)         28,321
Net unrealized losses on available-for-sale securities                     (47,725)       (202,554)
Other                                                                      (22,668)        (25,054)
                                                                         -------------------------

Stockholder's equity (deficit), GAAP basis                               $ 102,374       $(122,187)
                                                                         =========================

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

      Bonds and short-term investments are reported at cost or amortized cost. The discount or premium on bonds is amortized using the interest method. For loan-backed bonds and structured securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Preferred stocks are reported at cost.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus without any adjustment for federal income taxes.

The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC.

                        Integrity Life Insurance Company

1. Organization and Accounting Policies (continued)

Interest on funds left on deposit represents, for 1999 only, interest credited on funding agreements and GIC deposit fund liabilities. Interest credited on all other life and annuity reserves is included as a component of annuity or surrender benefits.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and expenses, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's Accounting Practices and Procedures Manual

                        Integrity Life Insurance Company

2. Permitted Statutory Accounting Practices (continued)

and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001 and the State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, as modified by the Ohio Department of Insurance, will be reported as an adjustment to surplus as of January 1, 2001. The implementation of Codification will have a negative effect on statutory surplus due primarily to writedowns for investment asset impairments. Although the effect on statutory surplus is negative, management expects the Company to remain in compliance with all regulatory and contractual obligations.

3. Investments

The cost or amortized cost and the fair value of investments in bonds are summarized as follows:

                                        Cost or             Gross           Gross
                                       Amortized         Unrealized      Unrealized
                                          Cost              Gains           Losses         Fair Value
                                      ----------------------------------------------------------------
                                                                (In thousands)
At December 31, 2000:
Mortgage-backed securities            $  344,729            $   60         $ 56,503        $  288,286
Corporate securities                     899,590             3,771           74,890           828,471
Asset-backed securities                  135,205                 -           27,191           108,014
U.S. Treasury securities and
   obligations of U.S. government
   agencies                               35,548               171                -            35,719
Foreign governments                        3,406                 -              115             3,291
States and political subdivisions          3,840                 -                -             3,840
                                      ---------------------------------------------------------------
Total bonds                           $1,422,318            $4,002         $158,699        $1,267,621
                                      ===============================================================

                        Integrity Life Insurance Company

3. Investments (continued)

                                         Cost or             Gross           Gross
                                        Amortized         Unrealized      Unrealized
                                           Cost              Gains           Losses         Fair Value
                                      -----------------------------------------------------------------
                                                                (In thousands)
At December 31, 1999
Mortgage-backed securities            $  351,180            $  382          $     -        $  351,562
Corporate securities                     827,300             3,933           47,704           783,529
Asset-backed securities                  131,566                 -            4,010           127,556
U.S. Treasury securities and
   obligations of U.S. government
   agencies                               41,562               360            1,638            40,284
Foreign governments                        7,671                 -              371             7,300
States and political subdivisions          3,895               159                -             4,054
                                      ---------------------------------------------------------------
Total bonds                           $1,363,174            $4,834          $53,723        $1,314,285
                                      ===============================================================

Fair values are based on published quotations of the Securities Valuation Office of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2000 and 1999, the fair value of investments in bonds includes $0.8 billion and $0.9 billion, respectively, of bonds that were valued at amortized cost.

                        Integrity Life Insurance Company

3. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                                     Cost or
                                                    Amortized            Fair
                                                       Cost              Value
                                                   -----------------------------
                                                         (In thousands)
Years to maturity:
   One or less                                     $    1,102        $    1,111
   After one through five                             125,466           122,258
   After five through ten                             175,899           173,005
   After ten                                          639,917           574,947
   Asset-backed securities                            135,205           108,014
   Mortgage-backed securities                         344,729           288,286
                                                   ----------------------------

Total                                              $1,422,318        $1,267,621
                                                   ============================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2000 and 1999 were $253.3 million, and $4.6 billion, which, for 1999 only, included $3.4 billion of assets recaptured by General American Life Insurance Company (see Note 5); gross gains of $432,425 and $6.9 million, and gross losses of $9.3 and $202.2 million were realized on those sales, respectively.

At December 31, 2000 and 1999, bonds with an admitted asset value of $6,988,000 and $5,651,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

                        Integrity Life Insurance Company

3. Investments (continued)

Unrealized gains and losses on investment in subsidiary are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, the investment are summarized as follows:

                                                     Gross                Gross
                                                  Unrealized            Unrealized
                                     Cost            Gains                Losses        Fair Value
                                    --------------------------------------------------------------
                                                            (In thousands)
At December 31, 2000:
   Subsidiary                       $17,823           $54,599             $   -           $72,422
                                    =============================================================

At December 31, 1999:
   Subsidiary                       $17,823           $37,356             $   -           $55,179
                                    =============================================================

Historically, in 1999 the Company's mortgage loan portfolio was primarily comprised of commercial and agricultural loans. During 2000, the Company made $13.3 million of new investments in commercial mortgage loans. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2000, the Company held no mortgages with interest more than one year past due. During 2000, excluding adjustments on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

                        Integrity Life Insurance Company

3. Investments (continued)

Major categories of the Company's net investment income are summarized as follows:

                                                        Year Ended December 31,
                                                        2000             1999
                                                     ---------------------------
                                                           (In thousands)
Income:
   Bonds                                             $ 111,140        $ 229,082
   Preferred stocks                                      6,349            5,027
   Mortgage loans                                        1,004              850
   Policy loans                                          7,932            7,873
   Cash and short-term investments                       8,559            8,697
   Other investment income                                 927            2,760
                                                     --------------------------
Total investment income                                135,911          254,289

Investment expenses                                     (2,483)          (2,977)
Interest expense on repurchase agreements                    -           (1,014)
                                                     --------------------------

Net investment income                                $ 133,428        $ 250,298
                                                     ==========================

4. Derivative Instruments

The Company offers equity-indexed products through its separate accounts that meet consumer demand for equity investments with downside protection. After the acquisition on March 3, 2000, the Company closed out its position of S&P 500 futures contracts and purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options are recorded at market value. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

                        Integrity Life Insurance Company

4. Derivative Instruments (continued)

During 1998, the Company entered into total yield swap transactions with two former affiliates of the Company, 312 Certificate Company ("312CC") and 212 Certificate Company ("212CC"). 312CC and 212CC were established as special purpose entities to offer privately placed institutional face-amount certificates. These swaps were considered off-balance sheet items.

The swap transactions generally provided that the Company pay an amount that approximated the interest credited to be paid to certificate holders plus outside credit enhancement fees and received the book income of the 312CC and 212CC investment portfolios, less investment advisory expenses. The Company accounted for the swap activity in its guaranteed separate account. During 1999, the Company recorded approximately $2.3 million and $1.4 million of net investment income from 312CC and 212CC, respectively in its separate account statement of operations.

During 1999, certain events caused the 312CC and 212CC institutional face-amount certificates to be paid prior to their stated maturity dates. At the payment dates, the fair value of the 312CC and 212CC investment portfolios were less than account value, as such, the swap transactions provided that the Company contribute the difference. Accordingly, expense charges of approximately $13.8 million and $23.7 million were recognized to terminate the swap transactions with 312CC and 212CC, respectively. As of December 31, 1999, the Company had notes payable outstanding of $7.8 million and $16.4 million for the above described swap transactions for 312CC and 212CC, respectively. Under the terms of the Purchase Agreement, the notes payable were forgiven or paid off on March 3, 2000.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

5. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment and variable

                        Integrity Life Insurance Company

5. Reinsurance (continued)

annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                       Year Ended December 31,
                                                        2000             1999
                                                     ---------------------------
                                                           (In thousands)
Direct premiums and amounts assessed
  against policyholders                              $ 195,202        $ 562,982
Reinsurance assumed                                        735          271,144
Reinsurance ceded                                       (3,306)        (238,454)
                                                     --------------------------
Net premiums, annuity considerations and
  deposit-type funds                                 $ 192,631        $ 595,672
                                                     ==========================

In 2000, the Company assumed $734,602 of Variable Life Insurance (VLI) premiums from a modified-coinsurance agreement with Safeco Life Insurance Company and in 1999, the Company assumed $271.0 million in funding agreement and GIC deposits through a 50% coinsurance agreement with General American Life Insurance Company.

Reinsurance and Funding Agreement Recapture

As part of an institutional restructuring on August 3, 1999, the Company and General American Life Insurance Company ("General American") completed a transaction whereby General American recaptured approximately $3.4 billion of assets and related liabilities (GICs and funding agreements) previously ceded through a reinsurance agreement to the Company (the "Transaction"). The Transaction, which terminated the reinsurance and related agreements, including a marketing partnership agreement, was effective as of July 26, 1999. These assets and related liabilities were part of a joint product development, marketing and reinsurance relationship with General American involving funding agreements and GICs.

As a result of the Transaction, the Company recorded a loss on reinsurance recapture of approximately $146 million during the third quarter of 1999 primarily due to interest rate related decreases in the fair value of investment securities recaptured by General American.

                        Integrity Life Insurance Company

Reinsurance and Funding Agreement Recapture (continued)

Surplus was reduced by approximately $95 million on this transaction as a $51.5 million capital contribution was made by ARM to the Company as part of the Transaction. In addition, the Company recorded a loss and reduction in surplus of approximately $40 million to discharge an institutional liability in its separate accounts. The Company does not intend to pursue additional institutional spread or institutional fee business, nor does the Company have any remaining institutional business outstanding.

6. Federal Income Taxes

The Company files a consolidated return with National Integrity. The method of allocation between the companies is based on separate return calculations with current benefit being given for the use of National Integrity's losses and credits in the consolidated return.

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                         Year Ended December 31,
                                                                           2000           1999
                                                                         ------------------------
                                                                              (In thousands)
     Federal income tax expense (benefit) computed at statutory rate      $ 2,739       $(62,697)

     Amortization of value of insurance in force                           (2,365)        (2,365)
     Adjustment to statutory reserves for tax purposes                      2,590          3,216
     Forgiveness of debt - Sec. 108(a)(1)(B)                               (7,951)             -
     Bond discount accrual                                                 (2,121)        (2,729)
     Deferred acquisition costs recorded for tax purposes                    (328)         1,097
     Amortization of interest maintenance reserve                            (511)          (728)
     Other                                                                    395          2,567
     Reinsurance recapture                                                      -         64,345

                                                                          ----------------------
     Federal income tax expense (benefit)                                 $(7,552)      $  2,706
                                                                          ======================

                        Integrity Life Insurance Company

6. Federal Income Taxes (continued)

The Company made tax payments in the amount of $8.6 million in 1999 (none in 2000).

7. Surplus

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory capital and surplus as of December 31, 2000 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2001 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2000, the Company did not receive any dividends from National Integrity.

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000 and 1999, the Company meets the RBC requirements.

                        Integrity Life Insurance Company

8. Annuity Reserves

At December 31, 2000, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          Amount            Percent
                                                                       -----------------------------
                                                                       (In thousands)
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment                                        $  454,480             16.4%
     At book value less surrender charge of 5% or more                      402,194             14.5%
     At market value                                                        932,508             33.7%
                                                                       -----------------------------
   Total with adjustment or at market value                               1,789,182             64.6%
   Subject to discretionary withdrawal (without adjustment) at book
     value with minimal or no charge or adjustment                          334,323             12.1%
   Not subject to discretionary withdrawal                                  644,938             23.3%
                                                                       -----------------------------
   Total annuity reserves and deposit fund liabilities (before
     reinsurance)                                                         2,768,443            100.0%
                                                                                             =======
   Less reinsurance ceded                                                   (19,185)
                                                                         ----------
  Net annuity reserves and deposit fund liabilities                      $2,749,258
                                                                         ==========

                        Integrity Life Insurance Company

9. Separate Accounts

The Company's guaranteed separate accounts include indexed products (i.e., equity-indexed annuities) and non-indexed products and options (i.e., guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's non guaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Assets held in separate accounts are carried at estimated fair values. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:

                                          Separate Accounts with
                                                 Guarantees
                                         --------------------------
                                                          Nonindexed      Nonguaranteed
                                                          Guaranteed         Separate
                                         Indexed         More than 4%        Accounts         Total
                                         --------------------------------------------------------------
                                                            (In thousands)
Premiums, deposits and other
   considerations                        $  1,667          $ 72,857          $102,104       $  176,628
                                         =============================================================

Reserves for separate accounts with
   assets at fair value                  $100,912          $422,455          $956,317       $1,479,684
                                         =============================================================

Reserves for separate accounts by
  withdrawal characteristics:
     Subject to discretionary
       withdrawal (with adjustment):
         With market adjustment           $51,362          $403,119          $      -       $  454,481
         At book value without market
           value adjustment and with
           current surrender charge of
           5% or more                           -            19,336                 -           19,336
         At market value                        -                 -           956,317          956,317
                                         -------------------------------------------------------------
     Total with adjustment or at market    51,362           422,455           956,317        1,430,134
       value
     Not subject to discretionary
       withdrawal                          49,550                 -                 -           49,550
                                         -------------------------------------------------------------
Total separate accounts reserves         $100,912          $422,455          $956,317       $1,479,684
                                         =============================================================

                        Integrity Life Insurance Company

9. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 2000 and 1999 is presented below:

                                                              2000            1999
                                                           -------------------------
                                                                 (In thousands)
Transfers as reported in the Summary of Operations of
  the Separate Accounts Statement:
     Transfers to separate accounts                        $ 176,628       $ 235,977
     Transfers from separate accounts                       (279,386)       (748,943)
                                                           -------------------------
Net transfers from separate accounts                        (102,758)       (512,966)

Reconciling adjustments:
Policy deductions and other expense reported as other
  revenues                                                     1,330           1,637
                                                           -------------------------

Transfers as reported in the Summary of Operations         $(101,428)      $(511,329)
                                                           =========================

10. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about all financial instruments, including insurance liabilities classified as investment contracts, unless specifically exempted. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of such instruments. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                        Integrity Life Insurance Company

10. Fair Value of Financial Instruments (continued)

                                                        December 31, 2000                  December 31, 1999
                                                  ----------------------------------------------------------------
                                                   Carrying             Fair          Carrying             Fair
                                                    Amount             Value           Amount             Value
                                                  ----------------------------------------------------------------
                                                                          (In thousands)
Assets:
   Bonds                                          $1,422,318        $1,212,490       $1,363,174        $1,171,131
   Preferred stocks                                   80,431            79,380           75,828            66,369
   Mortgage loans                                     21,318            21,318            8,935             8,935
   Cash and short-term investments                    21,608            21,608          177,279           177,279
   Separate account assets                         1,526,535         1,526,535        1,657,370         1,657,370

Liabilities:
   Life and annuity reserves for
     investment-type contracts and deposit
     fund liabilities                             $1,295,299        $1,313,733       $1,408,722        $1,397,952
   Separate accounts annuity reserves              1,455,875         1,453,631        1,588,589         1,573,192

Bonds and Preferred Stocks

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Cash and Short-term Investments and Separate Account Assets

The carrying amounts of mortgage loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash

                        Integrity Life Insurance Company

10. Fair Value of Financial Instruments (continued)

surrender values of the underlying contracts.

Separate Account Annuity Reserves

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

11. Related Party Transactions

During 2000, the Company (i) received $105.8 million in capital contributions from W&S, (ii) received a $15.0 million capital contribution from ARM and (iii) recorded a $41.8 million capital contribution to National Integrity. The Company did not pay any dividends during 2000.

On March 3, 2000, W&S began performing certain administrative and special services for the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former parent. During 2000, the Company paid $3.0 million and $1.1 million to ARM and Ft. Washington (a subsidiary of W&S), respectively, and received $6.0 million from National Integrity for charges for services in accordance with the requirements of applicable insurance law and regulations.

12. Concentration of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade bonds of $160.9 million with an aggregate fair value of $92.3 million. Those holdings amounted to 11% of the Company's investments in bonds and less than 5% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

At December 31, 2000, the Company held two commercial real estate mortgage loans totaling $13.3 million involving properties located in Kentucky and New Mexico. Such investment consist of first mortgage liens on completed income-producing properties.

                        Integrity Life Insurance Company

13. Direct Premiums Written by Managing General Agents/Third Party
    Administrators

The Company issued business through the following managing general agents in 2000:

                                                                                                               Total
                                                    Exclusive         Type of             Authority           Premiums
        Name and Address                EIN         Contract     Business Written          Granted            Written
--------------------------------------------------------------------------------------------------------------------------
Signature Financial Services
550 Pinetown Rd., Suite 208         ###-##-####        No         Fixed Annuities      Writing premium      $12,113,445
Ft. Washington,  PA  19034

The aggregate remaining premiums written by other managing general agents for 2000 was $15,827,799.

14. Other Items

Supervision Order

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to the Company. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of the Company. Under the terms of the Supervision Order, the Company continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

Indemnified Realized Losses

Under the terms of the Purchase Agreement, W&S placed the entire $119.3 million purchase price in a recoverable escrow account ("Escrow Account") and identified certain securities as securities to be indemnified for statutory realized losses by ARM subsequent to the acquisition of the Company by W&S. As the assets in the escrow account were sold during 2000, W&S withdrew an amount from the Escrow Account equal to the statutory losses realized on the sold securities. The Escrow Account was to be drawn upon until either all of the identified securities were sold, or until the entire purchase price was recovered and the escrow balance was zero (see Note 15).

                        Integrity Life Insurance Company

Indemnified Realized Losses (continued)

In a separate agreement, W&S assigned the right to receive the recovery of the purchase price on indemnified securities to the Company. As of December 31, 2000, the Company had recovered $47.5 million from the Escrow Account as assigned by W&S. In accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance, the Company netted realized losses from the sale of securities in the Escrow Account with the related gain from indemnification. In addition, the interest maintenance reserve was not reduced by statutory realized losses from escrow assets sold during 2000 because those losses were netted with indemnification income.

15. Subsequent Event

On March 30, 2001, the Company received approximately $77.5 million related to the final settlement of the Escrow Account established under the terms of the Purchase Agreement with W&S (see Note 1). The $77.5 million was used to indemnify statutory realized losses from the deemed "sale or disposal" of the remaining escrow assets for the Company and National Integrity as of February 28, 2001.

16. Reconciliation of Annual Statement to Audited Financial Statements

Total admitted assets, net loss and total capital and surplus at December 31, 1999, as reported in the accompanying audited statutory basis financial statements, differ from the amount reported in the 1999 NAIC Annual Statement filed with insurance regulatory authorities as follows:

                                                           Total
                                                          Admitted                            Capital and
                                                           Assets             Net loss           Surplus
                                                         ------------------------------------------------
                                                                           (In Thousands)
Balance as of December 31, 1999 as reported
   in the NAIC Annual Statement                          $3,545,357           $188,488           $86,823
Reduction in federal income tax recoverable                  (2,211)             2,211            (2,211)
                                                         -----------------------------------------------
Balance as of December 31, 1999 as reported
   in the accompanying audited financial statements      $3,543,146           $190,699           $84,612
                                                         ===============================================

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)   Financial Statements included in Part A:

      Section 1 - Condensed Financial Information for the Portfolios

      Financial Statements included in Part B:


      Integrity Life Separate Account I:

      Report of Independent Auditors
      Statements of Assets and Liabilities as of December 31, 2000 Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Years Ended December 31, 2000 and 1999 Notes to Financial Statements


      Integrity Life Insurance Company:


      Report of Independent Auditors
      Balance Sheets (Statutory Basis) as of December 31, 2000 and 1999 Statements of Income (Statutory Basis) for the Years Ended December 31, 2000 and 1999 Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2000 and 1999 Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2000 and 1999 Notes to Financial Statements (Statutory Basis)


(b)   Exhibits:

      The following exhibits are filed herewith:

      1. Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

      2.    Not applicable.

      3.(a) Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

      3.(b) Form of Variable Contract Principal Underwriter Agreement with
            Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Post Effective Amendment No.5 to Registrant's Form N-4 registration statement (File No. 33-56654) filed May 1, 2000.

      4.(a) Form of trust agreement. Incorporated by reference from Registrant's
            Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

      4.(b) Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on

            November 9, 1992.

      4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form S-1 registration statement (File No. 33-51270), filed on August 24, 1992.

      4.(d) Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

      4.(e) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

      4.(f) Form of rider for use in certain states eliminating the Guarantee
            Period Options. Incorporated by reference to Registrant's Form N-4 registration statement filed on December 31, 1992.

      4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

      5. Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

      6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

      6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

      7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

      8.(a) Participation Agreement Among Variable Insurance Products Fund,
            Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

      8.(b) Participation Agreement Among Variable Insurance Products Fund II,
            FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

      8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance
            Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

      8.(d) Participation Agreement Among Variable Insurance Products Fund III,
            FDC and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1997.

      8.(e) Form of participation Agreement among The Legends Funds, Inc.
            (formerly known as the Integrity Series Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Services, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.


      8.(f) Form of Participation Agreement among Putnam Variable Trust, Putnam
            Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) file November 13, 2000.

      8.(g) Form of Participation Agreement among Van Kampen Funds, Inc.,
            Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement. On Form N-4 (File No. 33-44876) filed November 13, 2000.

      8.(h) Form of Participation Agreement among Touchstone Variable Series
            Trust, Touchstone Securities, Inc. and Integrity.


      9.    Opinion and Consent of G. Stephen Wastek.

      10.   Consents of Ernst & Young LLP.

      11.   Not applicable.

      12.   Not applicable.

      13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

Item 25. Directors and Officers of the Depositor

      Set forth below is information regarding the directors and principal officers of Integrity, the Depositor.

Directors:

Name and Principal Business Address          Position and Offices with Depositor
-----------------------------------          -----------------------------------


John F. Barrett(2)                           Director

Dennis L. Carr(1)                            Director, Executive Vice President
                                             & Chief Actuary

John R. Lindholm(1)                          Director and President

Robert L. Walker(2)                          Director

William J. Williams(2)                       Director

Donald J. Wuebbling(2)                       Director

Officers

Name and Principal Business Address          Position and Offices with Depositor
-----------------------------------          -----------------------------------

William J. Williams(2)                       Chairman of the Board

John F. Barrett(2)                           Vice Chairman of the Board

John R. Lindholm(1)                          Director and President

Dennis L. Carr(1)                            Executive Vice President & Chief
                                             Actuary

James G. Kaiser                              Executive Vice President
333 Ludlow Street,
Stamford, Connecticut 06902

Don W. Cummings(1)                           Senior Vice President & Chief
                                             Financial Officer

William F. Ledwin(1)                         Senior Vice President & Chief
                                             Investment Officer

William H. Guth(1)                           Senior Vice President

Edward J. Haines(1)                          Senior Vice President

Kevin L. Howard(1)                           Senior Vice President

Jill R. Keinsley(1)                          Senior Vice President

Kenneth A. Palmer(1)                         Senior Vice President, Producer &
                                             Client Services

Scott Vincini                                Senior Vice President, National
333 Ludlow Street,                           Sales Manager
Stamford, Connecticut  06902

Laurel Durham(1)                             Vice President, National Sales

David G. Ennis(2)                            Vice President, Auditor

Phillip E. King(1)                           Vice President

Paul M. Kruth(1)                             Vice President

Mark W. Murphy(1)                            Vice President

Richard K. Taulbee(2)                        Vice President, Taxes

James J. Vance(2)                            Vice President & Treasurer

M. Lisa Cooper(1)                            Product Compliance Officer

Elizabeth A. Rubin(2)                        Administrative Officer

David L. DiMartino(1)                        Managing Actuary

Michael W. Collier(1)                        Director of New Business

Lisa C. Heffley(1)                           Director, Agent Licensing &
                                             Commissions

Joseph F. Vap(1)                             Director, Financial Operations

Edward J. Babbitt(2)                         Secretary

Meredith Hettinger(1)                        Assistant Secretary

Robert F. Morand(2)                          Assistant Secretary

Lee Ann Risner(1)                            Assistant Secretary

G. Stephen Wastek(1)                         Assistant Secretary

Jeffery D. Meek(2)                           Assistant Treasurer

Heather G. Napier(2)                         Assistant Treasurer

Elaine M. Reuss(2)                           Assistant Treasurer

Timothy D. Speed(2)                          Assistant Treasure

(1)   Principal Business Address: 515 West Market Street, Louisville, Kentucky
      40202

(2)   Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202


Item 26. Persons Controlled by or Under Common Control with Integrity or Registrant

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

      Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

            Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
                ownership and operation of real estate.

            IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                  IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                        development, marketing and support of software systems.

                  IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by
                        IFS, 1% owned by William F. Ledwin; general insurance agency.

                  Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

                  Touchstone Advisors, Inc.; Ohio corporation; 100% owned by
                        IFS; registered investment adviser.

                  IFS Agency Services, Inc.; Pennsylvania corporation; 100%
                        owned by IFS; general insurance agency.

                  IFS Agency, Inc.; Texas corporation; 100% owned by an
                        individual; general insurance agency.

                  IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.


                  Ft. Washington Brokerage Services, Inc.; Ohio corporation;
                        100% owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

                  IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by
                        IFS Financial Services, Inc.; registered broker dealer

                  Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Financial Services, Inc; registered transfer agent.


Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

      National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
        ownership and operation of real estate.

Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
        ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
        WSLIC; registered investment adviser.

      Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort
                Washington Investment Advisors, Inc.; registered investment adviser.


Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
        insurance.

      Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life
                Insurance Company; acquiring, owning, managing, leasing, selling real estate.

            Colpick, Inc.; Ohio corporation; 100% owned by Colmain Properties,
                Inc.; acquiring, owning, managing, leasing and selling real estate.

      CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life
        Insurance Company; holding company.

            Capital Analysts Incorporated; Delaware corporation; 100% owned by
                CAI Holding Company; securities broker-dealer and registered investment advisor.

            Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

            Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

            Capital Analysts Insurance Agency, Inc.; Massachusetts corporation;
                100% owned by Capital Analysts Incorporated; general insurance agency.

      CLIC Company I; Delaware corporation; 100% owned by Columbus Life
        Insurance Company; holding company.

      CLIC Company II; Delaware corporation; 100% owned by Columbus Life
        Insurance Company; holding company.

Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

      Seasons Management Company; Ohio corporation; 100 % owned by Eagle
        Properties, Inc.; management of real estate.

Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by
        William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by
        WSLIC; general
      insurance agency. W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Item 27. Number of Contract Owners


      As of March 1, 2001 there were 9651 contract owners of Separate Account I of Integrity.


Item 28. Indemnification

By-Laws of Integrity. Integrity's By-Laws provide, in Article V, as follows:

            Section 5.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

            (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, r proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees ,judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

            (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

                  (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

            (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

            (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

                  (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

                  (3) By the Shareholders; or

                  (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

                  Any determination made by the disinterested Directors under
            Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under
            (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

            (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

                  (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

            (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

            (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

            (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

Item 29. Principal Underwriters

(a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under Integrity's Separate Accounts II, VUL and Ten; National Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts I, II, Ten and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

Directors:

Name and Principal Business Address   Position and Offices with Touchstone
                                      Securities


 James N. Clark(1)                    Director

 Jill T. McGruder(3)                  Director, Chief Executive Officer and
                                      President

 Edward S. Heenan(1)                  Director and Controller

 William F. Ledwin(1)                 Director

 Donald J. Wuebbling(1)               Director

 Officers:

 Jill T McGruder(3)                   President and CEO

 Richard K. Taulbee(1)                Vice President

 Robert F. Morand(1)                  Secretary

 Patricia Wilson(1)                   Chief Compliance Officer

 Edward S. Heenan(1)                  Controller

 James J. Vance(1)                    Vice President and Treasurer

 Robert F. Morand(1)                  Secretary

 Terrie A. Wiedenheft(3)              Chief Financial Officer

 Don W. Cummings(2)                   Vice President

 Elaine M. Reuss(1)                   Assistant Treasurer

 Jospeh Vap(2)                        Assistant Treasurer

 David L. Anders(2)                  Assistant Vice President

 Laurel S. Durham(2)                 Assistant Vice President

 Lisa C. Heffley(2)                  Assistant Vice President

 Patricia L. Tackett(2)              Assistant Vice President

 Mark Murphy(2)                      Assistant Vice President

(1)   Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2)   Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Suite 300, Cincinnati, Ohio 45202


(c)   Not applicable.

Item 30. Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

Item 31. Management Services

There are currently no management-related services provided to the Registrant.

Item 32. Undertakings

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 1st day of May, 2001.


                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)

                             By:/s/ John R. Lindholm
                                John R. Lindholm
                                    President


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 1st day of May, 2001.


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                    President

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



PRINCIPAL EXECUTIVE OFFICER:   /s/ John R. Lindholm
                               John R. Lindholm, President
                               Date: 5/1/2001


PRINCIPAL FINANCIAL OFFICER:   /s/ Don W. Cummings
                               Don Cummings, Senior Vice President and
                               Chief Financial Officer
                               Date: 5/1/2001


PRINCIPAL ACCOUNTING OFFICER:  /s/ Joseph F. Vap
                               Joseph F. Vap, Director, Financial Operations
                               Date: 5/1/2001


DIRECTORS:



/s/ John F. Barrett                                      /s/ William J. Williams
John F. Barrett                                          William J. Williams
Date: 5/1/2001                                           Date: 5/1/2001


/s/ Dennis L. Carr                                       /s/ Donald J. Wuebbling
Dennis L. Carr                                           Donald J. Wuebbling
Date: 5/1/2001                                           Date: 5/1/2001


/s/ John R. Lindholm
John R. Lindholm
Date: 5/1/2001


/s/ Robert L. Walker
Robert L. Walker
Date: 5/1/2001

                                  Exhibit Index
Exhibit Number




8.(h).  Form of Touchstone Participation Agreement

9.      Opinion and Consent of G. Stephen Wastek

10.     Consent of Ernst and Young